Schedule of Investments (unaudited)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31 (Call 12/01/30)	$50	$42,081
4.65%, 10/01/28 (Call 07/01/28)	50	50,571
4.75%, 03/30/30 (Call 12/30/29)	151	153,156
5.40%, 10/01/48 (Call 04/01/48)	5	5,185
Omnicom Group Inc.
2.45%, 04/30/30 (Call 01/30/30)	10	8,735
2.60%, 08/01/31 (Call 05/01/31)	60	52,412
4.20%, 06/01/30 (Call 03/01/30)	10	9,877
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	187	186,074
3.65%, 11/01/24 (Call 08/01/24)	50	50,249
WPP Finance 2010, 3.75%, 09/19/24	54	54,233
		612,573
Aerospace & Defense — 0.5%
Boeing Co. (The)
1.43%, 02/04/24 (Call 06/13/22)	40	38,550
2.25%, 06/15/26 (Call 03/15/26)	45	41,262
2.60%, 10/30/25 (Call 07/30/25)	10	9,471
3.10%, 05/01/26 (Call 03/01/26)	35	33,422
3.20%, 03/01/29 (Call 12/01/28)	70	62,604
3.63%, 02/01/31 (Call 11/01/30)	5	4,498
3.65%, 03/01/47 (Call 09/01/46)	20	14,413
3.83%, 03/01/59 (Call 09/01/58)	5	3,481
3.90%, 05/01/49 (Call 11/01/48)	10	7,584
4.88%, 05/01/25 (Call 04/01/25)	15	15,140
5.04%, 05/01/27 (Call 03/01/27)	50	50,300
5.15%, 05/01/30 (Call 02/01/30)	10	9,946
5.71%, 05/01/40 (Call 11/01/39)	75	73,848
5.81%, 05/01/50 (Call 11/01/49)	200	197,178
5.88%, 02/15/40	200	198,808
5.93%, 05/01/60 (Call 11/01/59)	26	25,425
6.88%, 03/15/39	65	70,827
General Dynamics Corp.
2.25%, 06/01/31 (Call 03/01/31)	10	8,966
3.50%, 05/15/25 (Call 03/15/25)(a)	10	10,108
3.63%, 04/01/30 (Call 01/01/30)	110	109,240
3.75%, 05/15/28 (Call 02/15/28)	10	10,027
4.25%, 04/01/40 (Call 10/01/39)	15	14,858
L3Harris Technologies Inc.
1.80%, 01/15/31 (Call 10/15/30)	50	41,117
2.90%, 12/15/29 (Call 09/15/29)	10	9,096
3.83%, 04/27/25 (Call 01/27/25)	50	50,064
4.40%, 06/15/28 (Call 03/15/28)	135	135,840
4.85%, 04/27/35 (Call 10/27/34)	75	76,119
Lockheed Martin Corp.
1.85%, 06/15/30 (Call 03/15/30)	15	13,081
2.80%, 06/15/50 (Call 12/15/49)	10	7,868
3.55%, 01/15/26 (Call 10/15/25)	5	5,086
3.80%, 03/01/45 (Call 09/01/44)	160	147,998
4.09%, 09/15/52 (Call 03/15/52)	50	49,008
4.15%, 06/15/53	10	9,841
4.30%, 06/15/62	10	9,971
4.70%, 05/15/46 (Call 11/15/45)	15	15,813
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	10	9,928
3.20%, 02/01/27 (Call 11/01/26)	10	9,843
3.25%, 01/15/28 (Call 10/15/27)	10	9,719
Security	Par (000)	Value

Aerospace & Defense (continued)
3.85%, 04/15/45 (Call 10/15/44)	$25	$22,124
4.40%, 05/01/30 (Call 02/01/30)	10	10,169
4.75%, 06/01/43	5	5,067
5.25%, 05/01/50 (Call 11/01/49)	85	94,175
Raytheon Technologies Corp.
1.90%, 09/01/31 (Call 06/01/31)	50	42,145
2.82%, 09/01/51 (Call 03/01/51)	25	18,889
3.13%, 07/01/50 (Call 01/01/50)	10	8,069
3.75%, 11/01/46 (Call 05/01/46)	100	88,781
4.50%, 06/01/42	150	150,504
4.63%, 11/16/48 (Call 05/16/48)	150	153,315
Teledyne Technologies Inc.
0.95%, 04/01/24 (Call 07/01/22)	30	28,703
2.75%, 04/01/31 (Call 01/01/31)	60	52,239
		2,284,528
Agriculture — 0.4%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	10	9,622
2.45%, 02/04/32 (Call 11/04/31)	60	48,368
3.40%, 05/06/30 (Call 02/06/30)	60	54,018
3.40%, 02/04/41 (Call 08/04/40)	10	7,283
3.88%, 09/16/46 (Call 03/16/46)	75	56,011
4.00%, 02/04/61 (Call 08/04/60)	10	7,149
4.40%, 02/14/26 (Call 12/14/25)(a)	10	10,138
4.80%, 02/14/29 (Call 11/14/28)	210	209,897
5.38%, 01/31/44	10	9,463
5.80%, 02/14/39 (Call 08/14/38)	100	98,897
5.95%, 02/14/49 (Call 08/14/48)	20	19,253
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	126	122,836
2.90%, 03/01/32 (Call 12/01/31)	25	23,155
3.25%, 03/27/30 (Call 12/27/29)	10	9,656
4.54%, 03/26/42	20	20,440
5.38%, 09/15/35	34	38,123
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	45	38,988
2.73%, 03/25/31 (Call 12/25/30)	10	8,293
2.79%, 09/06/24 (Call 08/06/24)	72	70,631
3.22%, 08/15/24 (Call 06/15/24)(a)	152	150,939
3.22%, 09/06/26 (Call 07/06/26)	10	9,551
3.56%, 08/15/27 (Call 05/15/27)	95	89,677
3.98%, 09/25/50 (Call 03/25/50)	126	90,588
4.54%, 08/15/47 (Call 02/15/47)	170	134,553
4.70%, 04/02/27 (Call 02/02/27)	10	9,999
4.74%, 03/16/32 (Call 12/16/31)	10	9,434
4.91%, 04/02/30 (Call 01/02/30)	45	43,645
5.28%, 04/02/50 (Call 10/02/49)	60	52,186
5.65%, 03/16/52 (Call 09/16/51)	10	9,100
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	45	40,669
4.40%, 03/16/28 (Call 02/16/28)	10	9,741
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)	10	9,350
2.75%, 05/14/31 (Call 02/14/31)	10	8,674
Philip Morris International Inc.
2.88%, 05/01/24 (Call 04/01/24)(a)	25	25,031
3.38%, 08/11/25 (Call 05/11/25)	200	200,212
3.88%, 08/21/42	25	20,636
4.25%, 11/10/44	56	48,507
4.38%, 11/15/41	15	13,435

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Agriculture (continued)
4.88%, 11/15/43	$100	$94,484
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	10	10,135
		1,942,767
Airlines — 0.1%
American Airlines Pass Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	11	10,117
Series 2016-1, Class AA, 3.58%, 07/15/29	7	6,911
Series 2016-3, Class AA, 3.00%, 04/15/30	30	27,090
Series 2017-1, Class AA, 3.65%, 02/15/29	26	24,976
Series 2019-1, Class AA, 3.15%, 08/15/33	29	25,516
Series A, Class A, 2.88%, 01/11/36	75	65,864
Continental Airlines Pass Through Trust, Series 2012-2, Class A, 4.00%, 04/29/26	14	13,996
Delta Air Lines Inc. Pass Through Trust, Series 2019-1, Class AA, 3.20%, 10/25/25	25	24,582
Delta Air Lines Pass Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	14	12,280
JetBlue Pass Through Trust
Series 1A, Class A, 4.00%, 05/15/34	23	21,462
Series 2019-1, Class AA, 2.75%, 11/15/33	67	58,414
Southwest Airlines Co.
3.00%, 11/15/26 (Call 08/15/26)	10	9,651
5.25%, 05/04/25 (Call 04/04/25)	135	140,913
United Airlines Pass Through Trust
Series 2012-1 A, Class A, 4.15%, 10/11/25	42	41,162
Series 2013-1, Class A, 4.30%, 02/15/27	41	38,898
Series 2016-2, Class AA, 2.88%, 04/07/30	8	7,114
Series 2018-1, Class AA, 3.50%, 09/01/31	8	7,604
Series 2020-1, Class B, 4.88%, 07/15/27	41	40,196
		576,746
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)	50	48,596
2.40%, 03/27/25 (Call 02/27/25)	10	9,897
2.75%, 03/27/27 (Call 01/27/27)(a)	10	9,799
2.85%, 03/27/30 (Call 12/27/29)	60	56,627
3.25%, 03/27/40 (Call 09/27/39)	10	8,945
3.38%, 03/27/50 (Call 09/27/49)	10	8,844
3.63%, 05/01/43 (Call 11/01/42)	50	46,272
3.88%, 11/01/45 (Call 05/01/45)	50	47,742
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	35	35,243
Ralph Lauren Corp., 2.95%, 06/15/30 (Call 03/15/30)(a)	45	40,793
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	10	9,696
2.95%, 04/23/30 (Call 01/23/30)	10	9,081
		331,535
Auto Manufacturers — 0.5%
American Honda Finance Corp.
0.55%, 07/12/24(a)	171	162,505
1.50%, 01/13/25	25	23,992
1.80%, 01/13/31	10	8,438
2.00%, 03/24/28	10	9,081
2.15%, 09/10/24	110	107,870
2.25%, 01/12/29	25	22,519
3.50%, 02/15/28(a)	75	74,138
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	10	9,256
1.50%, 09/01/30 (Call 06/01/30)	135	111,476
2.60%, 09/01/50 (Call 03/01/50)	10	7,182
Security	Par (000)	Value

Auto Manufacturers (continued)
Daimler Finance North America LLC, 8.50%, 01/18/31	$66	$84,937
General Motors Co.
4.20%, 10/01/27 (Call 07/01/27)(a)	45	43,934
4.88%, 10/02/23	10	10,228
5.00%, 10/01/28 (Call 07/01/28)(a)	15	15,048
5.20%, 04/01/45	20	18,170
5.40%, 10/02/23	10	10,288
5.40%, 04/01/48 (Call 10/01/47)	50	46,384
5.95%, 04/01/49 (Call 10/01/48)	10	9,882
6.13%, 10/01/25 (Call 09/01/25)	5	5,302
6.25%, 10/02/43	20	20,499
6.60%, 04/01/36 (Call 10/01/35)	25	27,057
6.75%, 04/01/46 (Call 10/01/45)	85	91,066
6.80%, 10/01/27 (Call 08/01/27)	45	48,794
General Motors Financial Co. Inc.
1.05%, 03/08/24	10	9,598
1.25%, 01/08/26 (Call 12/08/25)	10	9,011
1.50%, 06/10/26 (Call 05/10/26)	40	35,907
2.35%, 01/08/31 (Call 10/08/30)	30	24,401
2.70%, 06/10/31 (Call 03/10/31)	70	57,835
2.75%, 06/20/25 (Call 05/20/25)	110	106,206
2.90%, 02/26/25 (Call 01/26/25)	10	9,759
3.50%, 11/07/24 (Call 09/07/24)(a)	10	9,982
3.95%, 04/13/24 (Call 02/13/24)	10	10,088
4.00%, 10/06/26 (Call 07/06/26)	140	138,534
4.30%, 07/13/25 (Call 04/13/25)	10	10,082
4.35%, 04/09/25 (Call 02/09/25)	208	209,941
4.35%, 01/17/27 (Call 10/17/26)	10	9,935
5.10%, 01/17/24 (Call 12/17/23)	10	10,237
5.25%, 03/01/26 (Call 12/01/25)	10	10,301
5.65%, 01/17/29 (Call 10/17/28)	10	10,293
Georgia Power Co., 4.70%, 05/15/32	10	10,341
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	10	9,185
PACCAR Financial Corp., 1.10%, 05/11/26	50	45,831
Toyota Motor Corp., 1.34%, 03/25/26 (Call 02/25/26)	10	9,258
Toyota Motor Credit Corp.
0.45%, 01/11/24	60	57,945
0.50%, 06/18/24(a)	10	9,535
0.80%, 10/16/25	210	193,868
1.13%, 06/18/26(a)	10	9,150
1.15%, 08/13/27	10	8,838
1.65%, 01/10/31	70	58,358
1.90%, 04/06/28(a)	10	9,098
2.15%, 02/13/30	10	8,882
2.25%, 10/18/23	10	9,957
3.05%, 01/11/28	100	96,969
3.38%, 04/01/30	10	9,638
		2,187,009
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51 (Call 06/01/51)	100	68,273
4.40%, 10/01/46 (Call 04/01/46)	15	12,524
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)	106	98,712
3.38%, 03/15/25 (Call 12/15/24)	50	49,779
Lear Corp.
3.55%, 01/15/52 (Call 07/15/51)	15	10,510
3.80%, 09/15/27 (Call 06/15/27)	148	144,253

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
Magna International Inc.
2.45%, 06/15/30 (Call 03/15/30)	$10	$8,770
3.63%, 06/15/24 (Call 03/15/24)	75	75,236
		468,057
Banks — 7.7%
Banco Bilbao Vizcaya Argentaria SA
0.88%, 09/18/23	200	194,238
1.13%, 09/18/25	35	31,976
Banco Santander SA
1.80%, 03/25/26	200	183,692
2.71%, 06/27/24	200	197,030
3.49%, 05/28/30(a)	200	183,366
Bank of America Corp.
0.52%, 06/14/24 (Call 06/14/23), (SOFR + 0.410%)(b)	60	58,285
0.81%, 10/24/24 (Call 10/24/23), (SOFR + 0.740%)(b)	110	106,110
0.98%, 09/25/25 (Call 09/25/24), (SOFR + 0.910%)(b)	6	5,639
1.73%, 07/22/27 (Call 07/22/26), (SOFR + 0.960%)(b)	10	9,108
1.90%, 07/23/31 (Call 07/23/30), (SOFR + 1.530%)(b)	10	8,323
1.92%, 10/24/31 (Call 10/24/30), (SOFR + 1.370%)(b)	20	16,544
2.09%, 06/14/29 (Call 06/14/28), (SOFR + 1.060%)(b)	15	13,257
2.30%, 07/21/32 (Call 07/21/31), (SOFR + 1.220%)(b)	10	8,395
2.46%, 10/22/25 (Call 10/22/24), (3 mo. LIBOR US + 0.870%)(b)	60	58,184
2.48%, 09/21/36 (Call 09/21/31)(b)	115	93,487
2.50%, 02/13/31 (Call 02/13/30), (3 mo. LIBOR US + 0.990%)(b)	215	188,682
2.55%, 02/04/28 (Call 02/04/27), (SOFR + 1.050%)(b)	40	37,409
2.57%, 10/20/32 (Call 10/20/31), (SOFR + 1.210%)(b)	300	257,748
2.59%, 04/29/31 (Call 04/29/30), (SOFR + 2.150%)(b)	20	17,552
2.68%, 06/19/41 (Call 06/19/40), (SOFR + 1.930%)(b)	110	84,577
2.69%, 04/22/32 (Call 04/22/31), (SOFR + 1.320%)(b)	65	56,808
2.83%, 10/24/51 (Call 10/24/50), (SOFR + 1.880%)(b)	10	7,344
2.88%, 10/22/30 (Call 10/22/29), (3 mo. LIBOR US + 1.190%)(b)	25	22,609
2.97%, 02/04/33 (Call 02/04/32), (SOFR + 1.330%)(b)	60	53,258
2.97%, 07/21/52 (Call 07/21/51), (SOFR + 1.560%)(b)	10	7,537
3.09%, 10/01/25 (Call 10/01/24), (3 mo. LIBOR US + 1.090%)(b)	95	93,629
3.19%, 07/23/30 (Call 07/23/29), (3 mo. LIBOR US + 1.180%)(b)	192	177,932
3.20%, 10/21/27 (Call 10/21/26)	495	479,784
3.31%, 04/22/42 (Call 04/22/41), (SOFR + 1.580%)(b)	135	112,926
3.38%, 04/02/26 (Call 04/02/25), (SOFR + 1.330%)(b)	70	69,084
3.42%, 12/20/28 (Call 12/20/27), (3 mo. LIBOR US + 1.040%)(b)	210	201,004
3.46%, 03/15/25 (Call 03/15/24), (3 mo. LIBOR US + 0.970%)(b)	60	59,962
3.56%, 04/23/27 (Call 04/23/26), (3 mo. LIBOR US + 1.060%)(b)	200	196,386
3.59%, 07/21/28 (Call 07/21/27), (3 mo. LIBOR US + 1.370%)(b)	139	135,114
3.71%, 04/24/28 (Call 04/24/27), (3 mo. LIBOR US + 1.512%)(b)	10	9,787
3.80%, 04/25/25 (Call 04/25/24), (SOFR + 1.110%)(b)	5	5,027
3.82%, 01/20/28 (Call 01/20/27), (3 mo. LIBOR US + 1.575%)(b)	10	9,861
3.97%, 03/05/29 (Call 03/05/28), (3 mo. LIBOR US + 1.070%)(b)	162	158,886
3.97%, 02/07/30 (Call 02/07/29), (3 mo. LIBOR US + 1.210%)(b)	15	14,639
Security	Par (000)	Value

Banks (continued)
4.00%, 01/22/25	$10	$10,071
4.08%, 03/20/51 (Call 03/20/50), (3 mo. LIBOR US + 3.15%)(b)	53	48,865
4.25%, 10/22/26	50	50,561
4.27%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.310%)(b)	215	213,927
4.33%, 03/15/50 (Call 03/15/49), (3 mo. LIBOR US + 1.520%)(b)	25	24,094
4.38%, 04/27/28 (Call 04/27/27), (SOFR + 1.580%)(b)	30	30,247
4.44%, 01/20/48 (Call 01/20/47), (3 mo. LIBOR US + 1.990%)(b)	215	209,328
4.57%, 04/27/33 (Call 04/27/32), (SOFR + 1.830%)(b)	50	50,601
5.00%, 01/21/44	75	77,653
5.88%, 02/07/42	75	86,065
6.11%, 01/29/37	100	113,373
7.75%, 05/14/38	100	130,755
Series L, 4.18%, 11/25/27 (Call 11/25/26)	10	9,976
Series N, 2.65%, 03/11/32 (Call 03/11/31), (SOFR + 1.220%)(b)	10	8,720
Series N, 3.48%, 03/13/52 (Call 03/13/51), (SOFR + 1.650%)(b)	10	8,396
Bank of Montreal
0.45%, 12/08/23	50	48,364
0.63%, 07/09/24	60	56,945
0.90%, 01/22/27 (Call 01/22/26), (SOFR + 0.603%)(b)	10	9,006
1.85%, 05/01/25	10	9,554
2.15%, 03/08/24	10	9,868
2.50%, 06/28/24	10	9,877
2.65%, 03/08/27	60	56,634
3.09%, 01/10/37 (Call 01/10/32)(b)	50	42,304
Series E, 3.30%, 02/05/24	213	214,054
Bank of New York Mellon Corp. (The)
0.35%, 12/07/23 (Call 11/07/23)	25	24,161
0.50%, 04/26/24 (Call 03/26/24)	25	23,944
1.05%, 10/15/26 (Call 09/15/26)	10	9,020
1.60%, 04/24/25 (Call 03/24/25)	10	9,541
1.65%, 07/14/28 (Call 05/14/28)	65	57,597
1.65%, 01/28/31 (Call 10/28/30)	10	8,337
1.80%, 07/28/31 (Call 04/28/31)	35	29,153
2.05%, 01/26/27 (Call 12/26/26)	25	23,496
2.10%, 10/24/24	60	58,860
2.20%, 08/16/23 (Call 06/16/23)	35	34,978
2.45%, 08/17/26 (Call 05/17/26)	10	9,630
2.80%, 05/04/26 (Call 02/04/26)	50	48,978
3.25%, 09/11/24 (Call 08/11/24)	60	60,325
3.25%, 05/16/27 (Call 02/16/27)	169	166,722
3.30%, 08/23/29 (Call 05/23/29)	20	18,927
3.35%, 04/25/25	10	10,036
3.40%, 01/29/28 (Call 10/29/27)	55	54,183
3.44%, 02/07/28 (Call 02/07/27), (3 mo. LIBOR US + 1.069%)(b)	10	9,865
3.45%, 08/11/23	35	35,413
3.85%, 04/26/29	10	9,952
Series 12, 3.65%, 02/04/24 (Call 01/05/24)	33	33,480
Bank of Nova Scotia (The)
0.55%, 09/15/23	35	34,068
0.65%, 07/31/24	175	165,758
0.70%, 04/15/24	35	33,439
1.05%, 03/02/26	10	9,042
1.30%, 06/11/25(a)	60	56,111

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.35%, 06/24/26	$10	$9,086
2.20%, 02/03/25	10	9,700
2.70%, 08/03/26	60	57,442
3.40%, 02/11/24	35	35,164
3.45%, 04/11/25	10	9,966
4.50%, 12/16/25	150	152,980
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26), (SOFR + 2.090%)(b)	15	14,168
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	65	67,124
5.13%, 06/11/30 (Call 03/11/30)	35	34,603
Barclays PLC
2.67%, 03/10/32 (Call 03/10/31)(b)	200	168,784
4.38%, 09/11/24	75	75,969
4.38%, 01/12/26	250	251,187
4.95%, 01/10/47	200	198,552
Canadian Imperial Bank of Commerce
0.50%, 12/14/23	50	48,242
1.25%, 06/22/26	10	9,031
2.25%, 01/28/25	50	48,468
3.10%, 04/02/24	10	10,007
3.50%, 09/13/23	60	60,674
3.60%, 04/07/32 (Call 03/07/32)	50	46,630
Citigroup Inc.
0.78%, 10/30/24 (Call 10/30/23), (SOFR + 0.686%)(b)	10	9,620
2.56%, 05/01/32 (Call 05/01/31), (SOFR + 1.167%)(b)	245	210,068
2.57%, 06/03/31 (Call 06/03/30), (SOFR + 2.107%)(b)	20	17,381
2.67%, 01/29/31 (Call 01/29/30), (SOFR + 1.146%)(b)	210	185,029
2.98%, 11/05/30 (Call 11/05/29), (SOFR + 1.422%)(b)	10	9,038
3.06%, 01/25/33 (Call 01/25/32), (SOFR + 1.351%)(b)	50	44,349
3.07%, 02/24/28 (Call 02/24/27), (SOFR + 1.280%)(a)(b)	10	9,538
3.11%, 04/08/26 (Call 04/08/25), (SOFR + 2.842%)(b)	110	107,537
3.20%, 10/21/26 (Call 07/21/26)	10	9,726
3.30%, 04/27/25	10	9,982
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(b)	10	9,926
3.52%, 10/27/28 (Call 10/27/27), (3 mo. LIBOR US + 1.151%)(b)	60	57,799
3.70%, 01/12/26	90	89,763
3.79%, 03/17/33 (Call 03/17/32), (SOFR + 1.939%)(b)	60	56,423
3.88%, 03/26/25	10	10,029
3.98%, 03/20/30 (Call 03/20/29), (3 mo. LIBOR US + 1.338%)(b)	10	9,681
4.00%, 08/05/24	10	10,143
4.04%, 06/01/24 (Call 06/01/23), (3 mo. LIBOR US + 1.023%)(b)	60	60,643
4.08%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.192%)(b)	10	9,841
4.13%, 07/25/28	25	24,612
4.28%, 04/24/48 (Call 04/24/47), (3 mo. LIBOR US + 1.839%)(b)	115	109,796
4.30%, 11/20/26(a)	10	10,073
4.41%, 03/31/31 (Call 03/31/30), (SOFR + 3.914%)(b)	169	167,276
4.45%, 09/29/27	185	185,405
4.60%, 03/09/26	10	10,164
4.65%, 07/30/45	50	49,422
4.65%, 07/23/48 (Call 06/23/48)	174	173,751
4.75%, 05/18/46	115	109,973
4.91%, 05/24/33	200	205,394
5.50%, 09/13/25	10	10,462
Security	Par (000)	Value

Banks (continued)
Citizens Bank N.A./Providence RI, 2.25%, 04/28/25 (Call 03/28/25)	$30	$28,876
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	25	21,728
2.64%, 09/30/32 (Call 07/02/32)	80	65,944
3.25%, 04/30/30 (Call 01/30/30)	25	22,955
Comerica Bank, 4.00%, 07/27/25	50	49,917
Comerica Inc.
3.70%, 07/31/23 (Call 06/30/23)	175	176,123
4.00%, 02/01/29 (Call 11/03/28)	25	24,778
Cooperatieve Rabobank U.A., 5.25%, 05/24/41	50	57,047
Cooperatieve Rabobank U.A./NY, 3.38%, 05/21/25	250	249,642
Credit Suisse Group AG, 4.55%, 04/17/26	250	250,262
Deutsche Bank AG/London, 3.70%, 05/30/24	35	35,097
Deutsche Bank AG/New York NY
2.22%, 09/18/24 (Call 09/18/23), (SOFR + 2.159%)(b)	340	331,762
2.55%, 01/07/28 (Call 01/07/27), (SOFR + 1.318%)(b)	150	133,537
3.50%, 09/18/31 (Call 09/18/30), (SOFR + 3.043%)(b)	150	131,958
4.10%, 01/13/26	35	34,873
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26), (SOFR + 0.685%)(b)	25	22,526
2.38%, 01/28/25 (Call 12/28/24)	60	58,159
2.55%, 05/05/27 (Call 04/05/27)	10	9,393
3.65%, 01/25/24 (Call 12/25/23)	275	277,357
3.95%, 03/14/28 (Call 02/14/28)(a)	50	49,682
4.30%, 01/16/24 (Call 12/16/23)	120	121,380
4.34%, 04/25/33	20	19,908
First Citizens BancShares Inc./NC, 3.38%, 03/15/30 (Call 03/15/25), (SOFR + 2.465%)(b)	40	38,626
First Horizon Bank, 5.75%, 05/01/30 (Call 02/01/30)	25	26,832
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	150	150,466
First-Citizens Bank & Trust Co., 2.97%, 09/27/25 (Call 09/27/24), (SOFR + 1.715%)(b)	75	73,258
Goldman Sachs Capital I, 6.30%, 02/15/34	200	223,424
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25), (SOFR + 0.609%)(b)	10	9,247
1.09%, 12/09/26 (Call 12/09/25), (SOFR + 0.789%)(b)	10	9,059
1.43%, 03/09/27 (Call 03/09/26), (SOFR + 0.798%)(b)	10	9,057
1.99%, 01/27/32 (Call 01/27/31), (SOFR + 1.090%)(b)	210	173,200
2.60%, 02/07/30 (Call 11/07/29)	45	39,697
2.62%, 04/22/32 (Call 04/22/31), (SOFR + 1.281%)(b)	100	86,300
2.91%, 07/21/42 (Call 07/21/41), (SOFR + 1.472%)(b)	60	46,721
3.10%, 02/24/33 (Call 02/24/32), (SOFR + 1.410%)(b)	200	179,254
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(b)	10	9,911
3.50%, 11/16/26 (Call 11/16/25)	10	9,892
3.75%, 05/22/25 (Call 02/22/25)	10	10,090
3.75%, 02/25/26 (Call 11/25/25)	60	60,197
3.80%, 03/15/30 (Call 12/15/29)	210	201,802
3.85%, 01/26/27 (Call 01/26/26)	60	59,719
4.00%, 03/03/24	80	81,313
4.02%, 10/31/38 (Call 10/31/37), (3 mo. LIBOR US + 1.373%)(b)	75	70,401
4.22%, 05/01/29 (Call 05/01/28), (3 mo. LIBOR US + 1.301%)(b)	160	158,963
4.25%, 10/21/25	170	172,402
4.75%, 10/21/45 (Call 04/21/45)	200	200,978
4.80%, 07/08/44 (Call 01/08/44)	10	10,078
5.15%, 05/22/45	105	108,012
6.13%, 02/15/33	50	56,952

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.25%, 02/01/41	$65	$76,775
6.75%, 10/01/37	35	41,316
HSBC Holdings PLC
2.80%, 05/24/32 (Call 05/24/31), (SOFR + 1.187%)(b)	250	212,672
2.87%, 11/22/32 (Call 11/22/31), (SOFR + 1.410%)(b)	200	170,482
3.97%, 05/22/30 (Call 05/22/29), (3 mo. LIBOR US + 1.610%)(b)	200	190,164
4.25%, 03/14/24	200	202,390
4.95%, 03/31/30	200	203,350
5.25%, 03/14/44	200	196,916
7.63%, 05/17/32	10	11,840
HSBC USA Inc., 3.75%, 05/24/24	200	201,094
Huntington Bancshares Inc., 2.49%, 08/15/36	40	32,439
Huntington Bancshares Inc./OH
2.55%, 02/04/30 (Call 11/04/29)	20	17,617
2.63%, 08/06/24 (Call 07/06/24)	35	34,512
4.00%, 05/15/25 (Call 04/15/25)	110	111,287
ING Groep NV, 4.10%, 10/02/23	200	202,822
JPMorgan Chase & Co.
0.65%, 09/16/24 (Call 09/16/23), (SOFR + 0.600%)(b)	10	9,688
1.04%, 02/04/27 (Call 02/04/26), (SOFR + 0.695%)(b)	30	27,081
1.05%, 06/23/27 (Call 12/23/25)	35	30,646
1.58%, 04/22/27 (Call 04/22/26), (SOFR + 0.885%)(b)	120	110,028
1.76%, 11/19/31 (Call 11/19/30), (SOFR + 1.105%)(a)(b)	60	49,432
1.95%, 02/04/32 (Call 02/04/31), (SOFR + 1.065%)(b)	20	16,661
2.01%, 03/13/26 (Call 03/13/25), (SOFR + 1.585%)(b)	60	57,098
2.07%, 06/01/29 (Call 06/01/28), (SOFR + 1.015%)(b)	10	8,865
2.08%, 04/22/26 (Call 04/22/25), (SOFR + 1.850%)(b)	110	104,736
2.18%, 06/01/28 (Call 06/01/27), (SOFR + 1.890%)(b)	60	54,827
2.50%, 11/08/32 (Call 11/08/31), (SOFR + 1.180%)(b)	20	17,296
2.52%, 04/22/31 (Call 04/22/30), (SOFR + 2.040%)(b)	210	185,478
2.53%, 11/19/41 (Call 11/19/40), (SOFR + 1.510%)(b)	10	7,501
2.58%, 04/22/32 (Call 04/22/31), (SOFR + 1.250%)(b)	75	65,299
2.74%, 10/15/30 (Call 10/15/29), (SOFR + 1.510%)(b)	201	181,692
2.90%, 02/24/28 (Call 02/24/27), (SOFR + 1.170%)(b)	10	9,515
2.96%, 05/13/31 (Call 05/13/30), (SOFR + 2.515%)(b)	176	157,365
2.96%, 01/25/33 (Call 01/25/32), (SOFR + 1.260%)(b)	200	178,694
3.11%, 04/22/41 (Call 04/22/40), (SOFR + 2.460%)(b)	75	61,809
3.11%, 04/22/51 (Call 04/22/50), (SOFR + 2.440%)(b)	10	7,827
3.13%, 01/23/25 (Call 10/23/24)	23	22,988
3.16%, 04/22/42 (Call 04/22/41), (SOFR + 2.460%)(b)	135	111,534
3.22%, 03/01/25 (Call 03/01/24), (3 mo. LIBOR US + 1.155%)(b)	80	79,623
3.33%, 04/22/52 (Call 04/22/51), (SOFR + 1.580%)(b)	150	121,884
3.51%, 01/23/29 (Call 01/23/28), (3 mo. LIBOR US + 0.945%)(b)	175	168,712
3.54%, 05/01/28 (Call 05/01/27), (3 mo. LIBOR US + 1.380%)(b)	10	9,738
3.63%, 12/01/27 (Call 12/01/26)	10	9,772
3.70%, 05/06/30 (Call 05/06/29), (3 mo. LIBOR US + 1.160%)(b)	10	9,632
3.78%, 02/01/28 (Call 02/01/27), (3 mo. LIBOR US + 1.337%)(b)	10	9,849
3.88%, 09/10/24	90	91,258
3.90%, 01/23/49 (Call 01/23/48), (3 mo. LIBOR US + 1.220%)(b)	100	89,591
3.96%, 11/15/48 (Call 11/15/47), (3 mo. LIBOR US + 1.380%)(b)	180	162,983
4.01%, 04/23/29 (Call 04/23/28), (3 mo. LIBOR US + 1.120%)(b)	10	9,846
Security	Par (000)	Value

Banks (continued)
4.20%, 07/23/29 (Call 07/23/28), (3 mo. LIBOR US + 1.260%)(b)	$10	$9,959
4.25%, 10/01/27	25	25,304
4.26%, 02/22/48 (Call 02/22/47), (3 mo. LIBOR US + 1.580%)(b)	100	95,354
4.32%, 04/26/28 (Call 04/26/27), (SOFR + 1.560%)(b)	30	30,221
4.45%, 12/05/29 (Call 12/05/28), (3 mo. LIBOR US + 1.330%)(b)	10	10,070
4.49%, 03/24/31 (Call 03/24/30), (SOFR + 3.790%)(b)	75	75,983
4.59%, 04/26/33 (Call 04/26/32), (SOFR + 1.800%)(b)	200	205,046
4.95%, 06/01/45	25	25,550
5.40%, 01/06/42	50	54,502
5.60%, 07/15/41	60	66,902
5.63%, 08/16/43	50	55,155
8.00%, 04/29/27	75	87,546
KeyCorp.
2.25%, 04/06/27	10	9,209
2.55%, 10/01/29	10	8,909
4.10%, 04/30/28	50	49,684
KfW
0.00%, 04/18/36(c)	30	19,454
0.25%, 10/19/23	170	164,999
0.25%, 03/08/24	215	206,475
0.50%, 09/20/24	210	199,794
0.63%, 01/22/26	80	73,898
0.75%, 09/30/30	10	8,388
1.38%, 08/05/24	205	199,438
1.75%, 09/14/29	5	4,614
2.00%, 05/02/25	119	116,401
2.50%, 11/20/24	40	39,799
2.63%, 02/28/24	40	40,058
2.88%, 04/03/28	105	104,678
Korea Development Bank (The)
0.40%, 03/09/24	200	191,658
0.75%, 01/25/25	25	23,552
3.00%, 01/13/26	120	119,119
Landwirtschaftliche Rentenbank
0.88%, 03/30/26	125	115,969
0.88%, 09/03/30	75	63,451
1.75%, 07/27/26	5	4,774
2.00%, 01/13/25	5	4,905
2.38%, 06/10/25	20	19,746
Series 37, 2.50%, 11/15/27	99	96,673
Lloyds Banking Group PLC
3.57%, 11/07/28 (Call 11/07/27), (3 mo. LIBOR US + 1.205%)(b)	200	192,040
4.05%, 08/16/23	250	253,197
4.38%, 03/22/28	200	199,622
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)	50	50,334
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24)(b)	300	283,188
3.20%, 07/18/29	25	23,162
3.75%, 07/18/39	275	250,563
3.76%, 07/26/23	60	60,661
4.29%, 07/26/38	45	43,409
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26)(b)	200	177,580
1.24%, 07/10/24 (Call 07/10/23), (SOFR + 1.252%)(b)	200	195,370
2.26%, 07/09/32 (Call 07/09/31)(a)(b)	225	184,885

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Morgan Stanley
0.79%, 01/22/25 (Call 01/22/24), (SOFR + 0.509%)(b)	$10	$9,570
0.79%, 05/30/25 (Call 05/30/24), (SOFR + 0.525%)(b)	10	9,461
0.99%, 12/10/26 (Call 12/10/25), (SOFR + 0.720%)(b)	10	9,021
1.59%, 05/04/27 (Call 05/04/26), (SOFR + 0.879%)(b)	75	68,418
1.79%, 02/13/32 (Call 02/13/31), (SOFR + 1.034%)(b)	10	8,204
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(b)	10	9,547
2.48%, 01/21/28 (Call 01/21/27), (SOFR + 1.000%)(b)	100	93,298
2.48%, 09/16/36 (Call 09/16/31), (SOFR + 1.360%)(b)	100	80,641
2.51%, 10/20/32 (Call 10/20/31), (SOFR + 1.200%)(b)	300	258,072
2.70%, 01/22/31 (Call 01/22/30), (SOFR + 1.143%)(b)	515	462,130
2.72%, 07/22/25 (Call 07/22/24), (SOFR + 1.152%)(b)	10	9,806
2.80%, 01/25/52 (Call 01/25/51), (SOFR + 1.430%)(b)	65	48,248
2.94%, 01/21/33 (Call 01/21/32), (SOFR + 1.290%)(b)	50	44,611
3.13%, 07/27/26	55	53,767
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(b)	225	214,092
3.63%, 01/20/27	10	9,917
3.70%, 10/23/24	324	328,601
3.88%, 01/27/26	105	105,702
3.95%, 04/23/27	110	108,720
4.00%, 07/23/25	230	232,926
4.35%, 09/08/26	10	10,126
4.43%, 01/23/30 (Call 01/23/29), (3 mo. LIBOR US + 1.628%)(b)	25	25,221
5.00%, 11/24/25	240	248,527
5.60%, 03/24/51 (Call 03/24/50), (SOFR + 4.480%)(b)	150	173,595
6.25%, 08/09/26	50	54,451
Series F, 3.88%, 04/29/24	105	107,105
Series I, 0.86%, 10/21/25 (Call 10/21/24), (SOFR + 0.745%)(b)	10	9,393
Natwest Group PLC, 5.08%, 01/27/30 (Call 01/27/29), (3 mo. LIBOR US + 1.905%)(b)	200	202,858
NatWest Group PLC
3.07%, 05/22/28 (Call 05/22/27)(b)	200	187,434
4.27%, 03/22/25 (Call 03/22/24), (3 mo. LIBOR US + 1.762%)(b)	200	200,534
6.00%, 12/19/23	25	25,804
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	35	30,575
3.15%, 05/03/29 (Call 02/03/29)	61	58,404
3.38%, 05/08/32 (Call 05/08/27), (3 mo. LIBOR US + 1.131%)(b)	50	48,512
3.65%, 08/03/28 (Call 05/03/28)	50	50,012
3.95%, 10/30/25	50	50,903
Oesterreichische Kontrollbank AG, 1.50%, 02/12/25	40	38,681
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	10	9,834
2.31%, 04/23/32 (Call 04/23/31), (SOFR + 0.979%)(b)	120	103,369
2.55%, 01/22/30 (Call 10/24/29)	20	17,950
2.60%, 07/23/26 (Call 05/23/26)	10	9,665
3.15%, 05/19/27 (Call 04/19/27)	10	9,771
3.45%, 04/23/29 (Call 01/23/29)	182	175,592
3.50%, 01/23/24 (Call 12/23/23)	60	60,554
3.90%, 04/29/24 (Call 03/29/24)	10	10,142
Regions Financial Corp.
1.80%, 08/12/28 (Call 06/12/28)	50	43,765
2.25%, 05/18/25 (Call 04/18/25)	174	168,641
Royal Bank of Canada
0.43%, 01/19/24	60	57,803
0.50%, 10/26/23	60	58,509
Security	Par (000)	Value

Banks (continued)
0.65%, 07/29/24	$60	$56,768
0.88%, 01/20/26	10	9,066
1.15%, 06/10/25	60	56,096
1.15%, 07/14/26	10	9,025
1.20%, 04/27/26	60	54,572
2.05%, 01/21/27(a)	25	23,185
2.25%, 11/01/24	60	58,700
2.30%, 11/03/31	50	42,811
2.55%, 07/16/24	60	59,377
3.70%, 10/05/23	60	60,886
3.88%, 05/04/32	50	48,529
4.65%, 01/27/26	60	61,469
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	50	48,031
3.45%, 06/02/25 (Call 05/02/25)	60	58,997
3.50%, 06/07/24 (Call 05/07/24)	35	34,879
4.40%, 07/13/27 (Call 04/14/27)	85	84,315
4.50%, 07/17/25 (Call 04/17/25)	60	60,682
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25)(b)	50	45,759
4.80%, 11/15/24 (Call 11/15/23), (3 mo. LIBOR US + 1.570%)(b)	200	202,930
Santander UK PLC, 4.00%, 03/13/24	35	35,595
Signature Bank/New York NY, 4.00%, 10/15/30 (Call 10/15/25)(b)	50	48,102
State Street Corp.
2.20%, 03/03/31	35	29,652
2.35%, 11/01/25 (Call 11/01/24), (SOFR + 0.940%)(b)	10	9,790
2.40%, 01/24/30	10	8,956
2.65%, 05/19/26	110	107,715
2.90%, 03/30/26 (Call 03/30/25), (SOFR + 2.600%)(b)	50	49,169
3.03%, 11/01/34 (Call 11/01/29), (SOFR + 1.490%)(b)	10	9,109
3.30%, 12/16/24	10	10,087
3.55%, 08/18/25	10	10,109
3.70%, 11/20/23	35	35,586
Sumitomo Mitsui Financial Group Inc.
2.14%, 09/23/30	75	61,754
2.63%, 07/14/26	10	9,481
2.70%, 07/16/24	245	241,283
2.72%, 09/27/29	25	22,323
3.01%, 10/19/26	50	48,059
3.04%, 07/16/29	225	205,987
3.20%, 09/17/29	125	113,810
3.36%, 07/12/27	159	154,198
3.78%, 03/09/26	100	99,436
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	25	19,968
2.10%, 05/15/28 (Call 03/15/28)	60	52,945
3.13%, 06/05/30 (Call 03/05/30)	25	22,164
3.50%, 01/29/25(a)	141	140,161
Toronto-Dominion Bank (The)
0.45%, 09/11/23	60	58,358
0.55%, 03/04/24	60	57,548
0.75%, 09/11/25(a)	10	9,166
0.75%, 01/06/26	10	9,060
1.15%, 06/12/25	60	56,100
1.20%, 06/03/26	10	9,097
1.25%, 12/13/24	50	47,771
2.65%, 06/12/24	170	168,546
2.80%, 03/10/27(a)	25	23,904

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.25%, 03/11/24	$60	$60,267
3.50%, 07/19/23	60	60,692
3.63%, 09/15/31 (Call 09/15/26)(b)	50	49,062
Truist Bank
3.20%, 04/01/24 (Call 03/01/24)	160	160,686
3.69%, 08/02/24 (Call 08/02/23), (3 mo. LIBOR US + 0.735%)(b)	65	65,445
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)	10	8,781
1.20%, 08/05/25 (Call 07/03/25)	160	149,296
1.27%, 03/02/27 (Call 03/02/26), (SOFR + 0.609%)(b)	20	18,230
2.50%, 08/01/24 (Call 07/01/24)	156	154,275
2.85%, 10/26/24 (Call 09/26/24)	10	9,930
3.70%, 06/05/25 (Call 05/05/25)	50	50,385
3.75%, 12/06/23 (Call 11/06/23)	50	50,669
3.88%, 03/19/29 (Call 02/16/29)	10	9,786
4.00%, 05/01/25 (Call 03/01/25)	50	50,840
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	15	12,309
1.45%, 05/12/25 (Call 04/11/25)(a)	60	57,146
2.40%, 07/30/24 (Call 06/28/24)	60	59,252
3.10%, 04/27/26 (Call 03/27/26)	141	138,441
3.38%, 02/05/24 (Call 01/05/24)	60	60,505
3.60%, 09/11/24 (Call 08/11/24)	160	161,611
3.70%, 01/30/24 (Call 12/29/23)	50	50,813
Series V, 2.38%, 07/22/26 (Call 06/22/26)	60	57,705
Series X, 3.15%, 04/27/27 (Call 03/27/27)	10	9,802
Valley National Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.360%)(b)	65	60,742
Wachovia Corp., 7.57%, 08/01/26(d)	10	11,169
Wells Fargo & Co.
0.81%, 05/19/25 (Call 05/19/24), (SOFR + 0.510%)(b)	10	9,479
1.65%, 06/02/24 (Call 06/02/23), (SOFR + 1.600%)(b)	200	197,426
2.16%, 02/11/26 (Call 02/11/25), (3 mo. LIBOR US + 0.750%)(b)	10	9,590
2.19%, 04/30/26 (Call 04/30/25), (SOFR + 2.000%)(b)	60	57,140
2.39%, 06/02/28 (Call 06/02/27), (SOFR + 2.100%)(b)	60	55,403
2.41%, 10/30/25 (Call 10/30/24), (SOFR + 1.087%)(b)	10	9,696
2.57%, 02/11/31 (Call 02/11/30), (SOFR + 1.262%)(b)	35	31,133
2.88%, 10/30/30 (Call 10/30/29), (SOFR + 1.432%)(b)	110	100,218
3.00%, 02/19/25	45	44,683
3.00%, 04/22/26	100	97,104
3.00%, 10/23/26	175	169,484
3.07%, 04/30/41 (Call 04/30/40), (SOFR + 2.530%)(b)	185	153,134
3.20%, 06/17/27 (Call 06/17/26), (3 mo. LIBOR US + 1.170%)(b)	10	9,680
3.35%, 03/02/33 (Call 03/02/32), (SOFR + 1.500%)(b)	30	27,687
3.53%, 03/24/28 (Call 03/24/27), (SOFR + 1.510%)(b)	85	82,755
3.55%, 09/29/25	10	10,037
3.58%, 05/22/28 (Call 05/22/27), (3 mo. LIBOR US + 1.310%)(b)	110	107,186
3.75%, 01/24/24 (Call 12/22/23)	30	30,411
3.90%, 05/01/45	110	100,907
3.91%, 04/25/26 (Call 04/25/25), (SOFR + 1.320%)(b)	25	25,010
4.10%, 06/03/26	75	75,490
4.13%, 08/15/23	60	61,009
4.15%, 01/24/29 (Call 10/24/28)	148	147,303
4.30%, 07/22/27	10	10,107
4.40%, 06/14/46	15	14,060
4.48%, 04/04/31 (Call 04/04/30), (SOFR + 4.032%)(b)	110	111,457
Security	Par (000)	Value

Banks (continued)
4.61%, 04/25/53	$50	$49,298
4.75%, 12/07/46	10	9,768
5.01%, 04/04/51 (Call 04/04/50), (SOFR + 4.502%)(b)	130	136,174
5.38%, 11/02/43	140	147,589
5.95%, 12/01/86	200	215,132
Western Alliance Bancorp., 3.00%, 06/15/31 (Call 06/15/26), (SOFR + 2.250%)(b)	70	64,884
Westpac Banking Corp.
1.15%, 06/03/26	10	9,090
2.15%, 06/03/31	5	4,311
2.35%, 02/19/25	60	58,640
2.70%, 08/19/26	50	48,223
2.85%, 05/13/26	10	9,727
2.89%, 02/04/30 (Call 02/04/25)(b)	10	9,571
3.02%, 11/18/36 (Call 11/18/31)(b)	50	41,342
3.30%, 02/26/24	35	35,258
3.35%, 03/08/27(a)	60	59,006
3.40%, 01/25/28	10	9,783
4.11%, 07/24/34 (Call 07/24/29)(b)	50	46,868
4.42%, 07/24/39	85	79,087
		34,447,408
Beverages — 0.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	200	200,652
4.90%, 02/01/46 (Call 08/01/45)	150	149,767
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	160	154,230
4.44%, 10/06/48 (Call 04/06/48)	175	163,452
4.50%, 06/01/50 (Call 12/01/49)	10	9,513
4.60%, 04/15/48 (Call 10/15/47)	210	200,970
4.60%, 06/01/60 (Call 12/01/59)	35	32,858
4.75%, 01/23/29 (Call 10/23/28)(a)	10	10,432
4.75%, 04/15/58 (Call 10/15/57)	35	33,621
4.90%, 01/23/31 (Call 10/23/30)	120	126,763
5.55%, 01/23/49 (Call 07/23/48)	115	125,557
5.80%, 01/23/59 (Call 07/23/58)	111	125,158
Coca-Cola Co. (The)
1.00%, 03/15/28	50	44,157
1.38%, 03/15/31	50	41,817
1.45%, 06/01/27	10	9,217
1.50%, 03/05/28	10	9,068
1.65%, 06/01/30	75	65,044
1.75%, 09/06/24(a)	10	9,873
2.13%, 09/06/29	75	68,281
2.25%, 01/05/32	10	8,936
2.90%, 05/25/27(a)	254	251,699
3.00%, 03/05/51	125	104,457
Constellation Brands Inc.
2.25%, 08/01/31 (Call 05/01/31)	45	37,722
2.88%, 05/01/30 (Call 02/01/30)	10	8,956
3.15%, 08/01/29 (Call 05/01/29)	10	9,188
3.60%, 02/15/28 (Call 11/15/27)	200	193,722
4.10%, 02/15/48 (Call 08/15/47)	25	21,798
Diageo Capital PLC, 3.88%, 04/29/43 (Call 10/29/42)	55	51,061
Keurig Dr Pepper Inc.
0.75%, 03/15/24 (Call 07/01/22)	235	225,727
2.25%, 03/15/31 (Call 12/15/30)	10	8,470
3.20%, 05/01/30 (Call 02/01/30)	10	9,211
3.35%, 03/15/51 (Call 09/15/50)	15	11,683

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.80%, 05/01/50 (Call 11/01/49)	$50	$42,000
4.50%, 04/15/52 (Call 10/15/51)	10	9,237
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	10	9,644
4.20%, 07/15/46 (Call 01/15/46)	115	100,518
5.00%, 05/01/42	10	9,666
PepsiCo Inc.
0.40%, 10/07/23	10	9,769
1.40%, 02/25/31 (Call 11/25/30)	200	168,118
1.63%, 05/01/30 (Call 02/01/30)	10	8,672
2.38%, 10/06/26 (Call 07/06/26)	10	9,727
2.63%, 07/29/29 (Call 04/29/29)	10	9,442
2.63%, 10/21/41 (Call 04/21/41)	135	111,295
2.75%, 03/19/30 (Call 12/19/29)	75	70,681
2.85%, 02/24/26 (Call 11/24/25)	10	9,933
2.88%, 10/15/49 (Call 04/15/49)	25	20,787
3.00%, 10/15/27 (Call 07/15/27)(a)	10	9,964
3.38%, 07/29/49 (Call 01/29/49)	28	24,716
		3,147,229
Biotechnology — 0.4%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	10	9,662
2.00%, 01/15/32 (Call 10/15/31)	100	84,041
2.25%, 08/19/23 (Call 06/19/23)	60	59,840
2.30%, 02/25/31 (Call 11/25/30)	10	8,792
2.45%, 02/21/30 (Call 11/21/29)	60	53,785
2.77%, 09/01/53 (Call 03/01/53)	75	53,265
3.13%, 05/01/25 (Call 02/01/25)	10	9,981
3.20%, 11/02/27 (Call 08/02/27)(a)	210	204,882
3.35%, 02/22/32 (Call 11/22/31)	10	9,441
3.38%, 02/21/50 (Call 08/21/49)	185	149,334
3.63%, 05/22/24 (Call 02/22/24)	10	10,119
4.40%, 05/01/45 (Call 11/01/44)	110	105,310
4.40%, 02/22/62 (Call 08/22/61)	50	45,742
4.56%, 06/15/48 (Call 12/15/47)	25	24,260
4.66%, 06/15/51 (Call 12/15/50)	10	9,931
Biogen Inc.
2.25%, 05/01/30 (Call 02/01/30)	60	50,722
3.15%, 05/01/50 (Call 11/01/49)	110	80,315
4.05%, 09/15/25 (Call 06/15/25)	10	10,086
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	10	8,802
1.65%, 10/01/30 (Call 07/01/30)	10	8,475
2.80%, 10/01/50 (Call 04/01/50)	10	7,304
4.15%, 03/01/47 (Call 09/01/46)	150	138,094
4.50%, 02/01/45 (Call 08/01/44)	25	24,018
4.75%, 03/01/46 (Call 09/01/45)	25	24,987
5.65%, 12/01/41 (Call 06/01/41)	115	127,840
Illumina Inc., 2.55%, 03/23/31 (Call 12/23/30)	105	88,919
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (Call 06/15/30)	10	8,291
2.80%, 09/15/50 (Call 03/15/50)	10	7,171
Royalty Pharma PLC
2.15%, 09/02/31 (Call 06/02/31)	10	8,118
2.20%, 09/02/30 (Call 06/02/30)	65	54,241
3.30%, 09/02/40 (Call 03/02/40)	50	39,282
3.35%, 09/02/51 (Call 03/02/51)	10	7,075
		1,532,125
Security	Par (000)	Value

Building Materials — 0.3%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	$2	$1,925
2.49%, 02/15/27 (Call 12/15/26)	3	2,798
2.70%, 02/15/31 (Call 11/15/30)	15	13,048
2.72%, 02/15/30 (Call 11/15/29)	75	66,401
3.38%, 04/05/40 (Call 10/05/39)	50	40,956
3.58%, 04/05/50 (Call 10/05/49)(a)	50	40,334
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	70	58,191
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	166	148,424
Johnson Controls International PLC
4.50%, 02/15/47 (Call 08/15/46)	35	32,673
4.63%, 07/02/44 (Call 01/02/44)	50	47,236
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	10	8,371
Lafarge SA, 7.13%, 07/15/36	50	61,228
Lennox International Inc., 1.35%, 08/01/25 (Call 07/01/25)	100	92,143
Martin Marietta Materials Inc.
2.40%, 07/15/31 (Call 04/15/31)	15	12,653
3.20%, 07/15/51 (Call 01/15/51)	73	54,892
3.45%, 06/01/27 (Call 03/01/27)	50	48,456
3.50%, 12/15/27 (Call 09/15/27)	50	48,378
4.25%, 07/02/24 (Call 04/02/24)	244	247,399
Masco Corp., 2.00%, 02/15/31 (Call 11/15/30)	50	40,855
Owens Corning
3.88%, 06/01/30 (Call 03/01/30)	100	94,838
4.20%, 12/01/24 (Call 09/01/24)	90	91,503
4.30%, 07/15/47 (Call 01/15/47)	15	13,077
Vulcan Materials Co.
3.50%, 06/01/30 (Call 03/01/30)	30	28,244
3.90%, 04/01/27 (Call 01/01/27)	65	65,218
4.50%, 06/15/47 (Call 12/15/46)	15	14,031
		1,373,272
Chemicals — 0.4%
Air Products and Chemicals Inc.
1.85%, 05/15/27 (Call 03/15/27)	10	9,283
2.70%, 05/15/40 (Call 11/15/39)	160	130,394
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	10	9,639
CF Industries Inc.
4.95%, 06/01/43	45	43,581
5.15%, 03/15/34	10	10,294
5.38%, 03/15/44	45	45,781
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	75	64,433
3.60%, 11/15/50 (Call 05/15/50)(a)	10	8,318
3.63%, 05/15/26 (Call 03/15/26)	10	10,015
4.38%, 11/15/42 (Call 05/15/42)	100	94,931
5.55%, 11/30/48 (Call 05/30/48)	50	54,455
DuPont de Nemours Inc., 5.32%, 11/15/38 (Call 05/15/38)	115	120,691
Eastman Chemical Co., 4.65%, 10/15/44 (Call 04/15/44)	20	18,859
Ecolab Inc.
2.13%, 02/01/32 (Call 11/01/31)	100	86,732
2.13%, 08/15/50 (Call 02/15/50)	50	33,727
2.70%, 11/01/26 (Call 08/01/26)	10	9,727
EI du Pont de Nemours and Co., 2.30%, 07/15/30 (Call 04/15/30)	75	66,853
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	15	14,031
Huntsman International LLC
2.95%, 06/15/31 (Call 03/15/31)	75	65,612
4.50%, 05/01/29 (Call 02/01/29)	80	79,487

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Linde Inc./CT
1.10%, 08/10/30 (Call 05/10/30)	$80	$65,344
3.20%, 01/30/26 (Call 10/30/25)(a)	50	50,116
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	10	9,685
5.25%, 07/15/43	20	20,270
LYB International Finance III LLC
1.25%, 10/01/25 (Call 09/01/25)	20	18,436
3.63%, 04/01/51 (Call 10/01/50)	135	108,863
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	50	45,899
NewMarket Corp., 2.70%, 03/18/31 (Call 12/18/30)	10	8,606
Nutrien Ltd., 3.95%, 05/13/50 (Call 11/13/49)	50	45,398
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)	10	9,127
2.80%, 08/15/29 (Call 05/15/29)	50	46,292
Rohm & Haas Co., 7.85%, 07/15/29	25	30,283
RPM International Inc.
3.75%, 03/15/27 (Call 12/15/26)	120	118,470
4.25%, 01/15/48 (Call 07/15/47)	15	13,219
Sherwin-Williams Co. (The)
2.30%, 05/15/30 (Call 02/15/30)	20	17,392
3.45%, 06/01/27 (Call 03/01/27)	60	58,896
3.80%, 08/15/49 (Call 02/15/49)	50	42,956
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)	132	131,109
		1,817,204
Commercial Services — 0.5%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	10	8,342
1.70%, 05/15/28 (Call 03/15/28)	10	9,116
3.38%, 09/15/25 (Call 06/15/25)	44	44,543
Block Financial LLC
2.50%, 07/15/28 (Call 05/15/28)	25	22,275
3.88%, 08/15/30 (Call 05/15/30)	10	9,337
5.25%, 10/01/25 (Call 07/01/25)	42	43,473
California Endowment (The), Series 2021, 2.50%, 04/01/51 (Call 10/01/50)	20	14,430
California Institute of Technology, 4.70%, 11/01/2111	10	9,679
Cintas Corp. No. 2, 3.70%, 04/01/27 (Call 01/01/27)	10	10,068
Claremont Mckenna College, 3.78%, 01/01/2122 (Call 07/01/2121)	15	10,875
Emory University, Series 2020, 2.97%, 09/01/50 (Call 03/01/50)	70	55,261
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	50	48,908
2.60%, 12/15/25 (Call 11/15/25)	25	23,970
3.10%, 05/15/30 (Call 02/15/30)	10	9,023
Ford Foundation (The)
Series 2020, 2.42%, 06/01/50 (Call 12/01/49)(a)	5	3,561
Series 2020, 2.82%, 06/01/70 (Call 12/01/69)	25	17,675
George Washington University (The)
4.87%, 09/15/45	51	53,124
Series 2014, 4.30%, 09/15/44	10	9,720
Series 2018, 4.13%, 09/15/48 (Call 03/15/48)	10	9,484
Georgetown University (The)
Series 20A, 2.94%, 04/01/50	25	18,746
Series B, 4.32%, 04/01/49 (Call 10/01/48)	25	23,805
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	60	54,204
2.15%, 01/15/27 (Call 12/15/26)	35	31,860
Security	Par (000)	Value

Commercial Services (continued)
2.65%, 02/15/25 (Call 01/15/25)	$75	$72,897
2.90%, 05/15/30 (Call 02/15/30)	85	74,595
3.20%, 08/15/29 (Call 05/15/29)	50	45,302
4.15%, 08/15/49 (Call 02/15/49)	10	8,338
4.80%, 04/01/26 (Call 01/01/26)	10	10,257
GXO Logistics Inc.
1.65%, 07/15/26 (Call 06/15/26)(e)	20	17,731
2.65%, 07/15/31 (Call 04/15/31)(e)	30	24,498
Howard University, 5.21%, 10/01/52 (Call 10/01/32)	15	13,771
Johns Hopkins University, Series A, 2.81%, 01/01/60 (Call 07/01/59)	40	29,656
Leland Stanford Junior University (The)
1.29%, 06/01/27 (Call 04/01/27)	30	27,241
2.41%, 06/01/50 (Call 12/01/49)	15	11,012
3.60%, 05/01/48 (Call 11/01/47)	5	4,757
Massachusetts Institute of Technology
3.89%, 07/01/2116	10	8,577
4.68%, 07/01/2114	5	5,169
5.60%, 07/01/2111	30	37,379
Series G, 2.29%, 07/01/51 (Call 01/01/51)	10	7,249
Moody’s Corp.
2.00%, 08/19/31 (Call 05/19/31)	200	168,656
3.25%, 05/20/50 (Call 11/20/49)	30	23,357
Northeastern University, Series 2020, 2.89%, 10/01/50	55	41,821
Northwestern University
4.64%, 12/01/44	20	21,161
Series 2017, 3.66%, 12/01/57 (Call 06/01/57)	50	44,404
Series 2020, 2.64%, 12/01/50 (Call 06/01/50)	5	3,778
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)	110	105,138
2.30%, 06/01/30 (Call 03/01/30)	10	8,825
2.40%, 10/01/24 (Call 09/01/24)	10	9,898
2.65%, 10/01/26 (Call 08/01/26)	10	9,701
2.85%, 10/01/29 (Call 07/01/29)	10	9,290
3.25%, 06/01/50 (Call 12/01/49)(a)	10	7,918
4.40%, 06/01/32	10	10,140
5.05%, 06/01/52 (Call 12/01/51)	10	10,290
5.25%, 06/01/62	10	10,131
President and Fellows of Harvard College
2.52%, 10/15/50 (Call 04/15/50)	10	7,418
3.15%, 07/15/46 (Call 01/15/46)	139	120,833
3.30%, 07/15/56 (Call 01/15/56)	10	8,607
Quanta Services Inc.
2.35%, 01/15/32 (Call 10/15/31)	5	4,046
2.90%, 10/01/30 (Call 07/01/30)	5	4,347
3.05%, 10/01/41 (Call 04/01/41)	15	11,059
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	15	13,569
2.90%, 03/01/32 (Call 12/01/31)(e)	50	45,696
3.70%, 03/01/52 (Call 09/01/51)(e)	50	44,842
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32 (Call 12/15/31)	10	8,539
Trustees of Boston College, 3.13%, 07/01/52	15	11,946
Trustees of Boston University, Series CC, 4.06%, 10/01/48 (Call 04/01/48)	20	18,993
Trustees of Princeton University (The)
5.70%, 03/01/39	60	73,239
Series 2020, 2.52%, 07/01/50 (Call 01/01/50)	5	3,856
Trustees of the University of Pennsylvania (The)
4.67%, 09/01/2112	5	4,964

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Series 2020, 2.40%, 10/01/50 (Call 04/01/50)	$5	$3,687
United Rentals North America Inc., 3.88%, 11/15/27 (Call 11/15/22)	10	9,635
University of Chicago (The)
3.00%, 10/01/52 (Call 04/01/52)	10	8,073
4.00%, 10/01/53 (Call 04/01/53)	30	28,841
Series 20B, 2.76%, 04/01/45 (Call 10/01/44)	5	4,166
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	45	41,236
Series 2017, 3.39%, 02/15/48 (Call 08/15/47)	50	45,118
University of Southern California
2.81%, 10/01/50 (Call 04/01/50)	10	7,635
5.25%, 10/01/2111	10	10,668
Series A, 3.23%, 10/01/2120 (Call 04/01/2120)	35	23,458
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)(a)	115	113,515
William Marsh Rice University, 3.57%, 05/15/45	20	18,105
Yale University
Series 2020, 0.87%, 04/15/25 (Call 03/15/25)	5	4,718
Series 2020, 2.40%, 04/15/50 (Call 10/15/49)	15	10,980
		2,136,205
Computers — 0.9%
Amdocs Ltd., 2.54%, 06/15/30 (Call 03/15/30)	25	21,463
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	10	9,290
0.70%, 02/08/26 (Call 01/08/26)	10	9,249
1.13%, 05/11/25 (Call 04/11/25)	10	9,538
1.25%, 08/20/30 (Call 05/20/30)	10	8,380
1.65%, 05/11/30 (Call 02/11/30)	65	56,677
1.65%, 02/08/31 (Call 11/08/30)	143	123,299
1.70%, 08/05/31 (Call 05/05/31)	10	8,571
2.05%, 09/11/26 (Call 07/11/26)	10	9,595
2.20%, 09/11/29 (Call 06/11/29)	10	9,198
2.38%, 02/08/41 (Call 08/08/40)	10	7,963
2.40%, 08/20/50 (Call 02/20/50)	10	7,394
2.45%, 08/04/26 (Call 05/04/26)	210	205,111
2.55%, 08/20/60 (Call 02/20/60)	10	7,289
2.65%, 05/11/50 (Call 11/11/49)	210	164,224
2.65%, 02/08/51 (Call 08/08/50)	140	108,541
2.70%, 08/05/51 (Call 02/05/51)	10	7,782
2.80%, 02/08/61 (Call 08/08/60)	50	37,651
2.90%, 09/12/27 (Call 06/12/27)	10	9,832
2.95%, 09/11/49 (Call 03/11/49)	10	8,245
3.00%, 06/20/27 (Call 03/20/27)(a)	10	9,961
3.00%, 11/13/27 (Call 08/13/27)	10	9,934
3.20%, 05/13/25	10	10,110
3.20%, 05/11/27 (Call 02/11/27)(a)	60	60,122
3.25%, 02/23/26 (Call 11/23/25)	210	211,684
3.35%, 02/09/27 (Call 11/09/26)	60	60,538
3.45%, 02/09/45	15	13,601
3.75%, 11/13/47 (Call 05/13/47)	210	198,964
3.85%, 05/04/43	50	48,305
3.85%, 08/04/46 (Call 02/04/46)	79	75,998
4.38%, 05/13/45	50	51,567
4.45%, 05/06/44	5	5,231
4.65%, 02/23/46 (Call 08/23/45)	25	26,888
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)(e)	15	13,467
Dell International LLC/EMC Corp.
3.38%, 12/15/41 (Call 06/15/41)(e)	25	18,980
3.45%, 12/15/51 (Call 06/15/51)(e)	50	36,199
4.00%, 07/15/24 (Call 06/15/24)(a)	150	151,774
Security	Par (000)	Value

Computers (continued)
4.90%, 10/01/26 (Call 08/01/26)	$10	$10,223
5.85%, 07/15/25 (Call 06/15/25)	194	204,162
6.02%, 06/15/26 (Call 03/15/26)	170	179,867
8.10%, 07/15/36 (Call 01/15/36)	6	7,273
8.35%, 07/15/46 (Call 01/15/46)	19	25,191
DXC Technology Co., 2.38%, 09/15/28 (Call 07/15/28)	15	13,203
Fortinet Inc., 2.20%, 03/15/31 (Call 12/15/30)	20	16,678
Hewlett Packard Enterprise Co.
4.45%, 10/02/23 (Call 09/02/23)	35	35,682
6.20%, 10/15/35 (Call 04/15/35)	35	38,719
6.35%, 10/15/45 (Call 04/15/45)	25	26,974
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)	10	9,030
2.20%, 06/17/25 (Call 05/17/25)	25	23,888
2.65%, 06/17/31 (Call 03/17/31)	35	29,301
3.00%, 06/17/27 (Call 04/17/27)(a)	85	80,451
4.00%, 04/15/29 (Call 02/15/29)	10	9,573
4.20%, 04/15/32 (Call 01/15/32)	10	9,327
6.00%, 09/15/41	75	79,531
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	100	91,674
1.95%, 05/15/30 (Call 02/15/30)(a)	100	85,977
2.85%, 05/15/40 (Call 11/15/39)	125	99,039
3.00%, 05/15/24	200	200,446
3.30%, 05/15/26	100	99,416
3.38%, 08/01/23	100	100,931
3.50%, 05/15/29	100	96,601
3.63%, 02/12/24	100	101,432
4.25%, 05/15/49	100	93,736
7.13%, 12/01/96	5	6,636
Kyndryl Holdings Inc.
2.70%, 10/15/28 (Call 08/15/28)(e)	50	41,670
3.15%, 10/15/31 (Call 07/15/31)(e)	10	7,673
4.10%, 10/15/41 (Call 04/15/41)(e)	10	6,981
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	15	12,457
3.63%, 05/15/25 (Call 04/15/25)	50	49,739
4.38%, 05/15/30 (Call 02/15/30)	5	4,867
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	10	9,474
2.70%, 06/22/30 (Call 03/22/30)	10	8,755
3.30%, 09/29/24 (Call 07/29/24)	100	100,000
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	35	29,992
Western Digital Corp.
2.85%, 02/01/29 (Call 12/01/28)	10	8,581
3.10%, 02/01/32 (Call 11/01/31)	10	8,133
4.75%, 02/15/26 (Call 11/15/25)	35	34,998
		3,930,896
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
3.25%, 03/15/24	15	15,163
3.70%, 08/01/47 (Call 02/01/47)	25	23,462
Estee Lauder Companies Inc. (The), 3.13%, 12/01/49 (Call 06/01/49)	50	41,059
GSK Consumer Healthcare Capital US LLC, 3.63%, 03/24/32 (Call 12/24/31)(e)	250	239,002
Procter & Gamble Co. (The)
0.55%, 10/29/25(a)	70	65,227
1.00%, 04/23/26	10	9,277
2.45%, 11/03/26	10	9,766

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
2.80%, 03/25/27	$25	$24,531
3.60%, 03/25/50	25	23,708
Unilever Capital Corp., 5.90%, 11/15/32	56	65,405
		516,600
Distribution & Wholesale — 0.0%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	45	44,776

Diversified Financial Services — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.15%, 02/15/24 (Call 01/15/24)	150	146,286
3.30%, 01/30/32 (Call 10/30/31)	200	168,974
3.50%, 01/15/25 (Call 11/15/24)	25	24,253
4.45%, 04/03/26 (Call 02/03/26)	25	24,493
4.63%, 10/15/27 (Call 08/15/27)	25	24,217
6.50%, 07/15/25 (Call 06/15/25)	150	156,684
Affiliated Managers Group Inc., 3.50%, 08/01/25	10	10,046
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	20	17,876
2.88%, 01/15/26 (Call 12/15/25)(a)	160	151,006
3.63%, 12/01/27 (Call 09/01/27)	33	30,948
3.88%, 07/03/23 (Call 06/03/23)	10	10,042
4.63%, 10/01/28 (Call 07/01/28)	10	9,686
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	35	34,621
4.25%, 06/15/26 (Call 04/15/26)	10	9,535
Ally Financial Inc.
1.45%, 10/02/23 (Call 09/02/23)	50	48,949
3.88%, 05/21/24 (Call 04/21/24)	170	171,047
5.13%, 09/30/24	15	15,513
5.80%, 05/01/25 (Call 04/01/25)	10	10,484
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)(a)	25	23,042
2.50%, 07/30/24 (Call 06/30/24)	60	59,288
2.55%, 03/04/27 (Call 02/01/27)	50	47,534
3.00%, 10/30/24 (Call 09/29/24)	60	59,878
3.13%, 05/20/26 (Call 04/20/26)	10	9,877
3.30%, 05/03/27	10	9,792
3.40%, 02/22/24 (Call 01/22/24)	60	60,411
3.63%, 12/05/24 (Call 11/04/24)	50	50,453
3.70%, 08/03/23 (Call 07/03/23)	60	60,830
4.05%, 05/03/29 (Call 03/03/29)	10	10,028
4.20%, 11/06/25 (Call 10/06/25)	210	216,092
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	84	81,800
4.50%, 05/13/32	50	50,751
Andrew W Mellon Foundation (The), Series 2020, 0.90%, 08/01/27 (Call 06/01/27)	45	39,733
Brookfield Finance I UK PLC, 2.34%, 01/30/32 (Call 10/30/31)(a)	10	8,306
Brookfield Finance Inc.
2.72%, 04/15/31 (Call 01/15/31)(a)	100	87,183
3.50%, 03/30/51 (Call 09/30/50)	25	19,216
3.90%, 01/25/28 (Call 10/25/27)	5	4,917
4.35%, 04/15/30 (Call 01/15/30)	75	73,826
4.85%, 03/29/29 (Call 12/29/28)	15	15,362
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26), (SOFR + 0.855%)(b)	25	22,427
2.36%, 07/29/32 (Call 07/29/31), (SOFR + 1.337%)(b)	20	15,862
3.20%, 02/05/25 (Call 01/05/25)	10	9,887
3.30%, 10/30/24 (Call 09/30/24)	10	9,934
Security	Par (000)	Value

Diversified Financial Services (continued)
3.65%, 05/11/27 (Call 04/11/27)	$60	$58,621
3.75%, 04/24/24 (Call 03/24/24)	10	10,074
3.75%, 07/28/26 (Call 06/28/26)	63	61,673
3.75%, 03/09/27 (Call 02/09/27)	85	83,698
3.80%, 01/31/28 (Call 12/31/27)	10	9,703
3.90%, 01/29/24 (Call 12/29/23)	200	201,996
4.20%, 10/29/25 (Call 09/29/25)	110	110,900
Cboe Global Markets Inc.
3.00%, 03/16/32 (Call 12/16/31)	15	13,827
3.65%, 01/12/27 (Call 10/12/26)	160	160,200
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	90	82,163
1.15%, 05/13/26 (Call 04/13/26)	20	18,340
1.65%, 03/11/31 (Call 12/11/30)	10	8,233
1.95%, 12/01/31 (Call 09/01/31)	50	41,698
2.00%, 03/20/28 (Call 01/20/28)	10	9,130
2.30%, 05/13/31 (Call 02/13/31)	10	8,689
2.90%, 03/03/32 (Call 12/03/31)	20	18,154
3.25%, 05/22/29 (Call 02/22/29)	60	57,312
3.63%, 04/01/25 (Call 01/01/25)	15	15,088
3.85%, 05/21/25 (Call 03/21/25)	15	15,277
4.63%, 03/22/30 (Call 12/22/29)	5	5,183
CI Financial Corp.
3.20%, 12/17/30 (Call 09/17/30)	45	37,287
4.10%, 06/15/51 (Call 12/15/50)	15	11,048
Citigroup Global Markets Holdings Inc./U.S, 0.75%, 06/07/24 (Call 09/07/22)	70	66,674
CME Group Inc.
2.65%, 03/15/32 (Call 12/15/31)	20	18,257
3.00%, 03/15/25 (Call 12/15/24)	20	20,013
3.75%, 06/15/28 (Call 03/15/28)	65	65,383
4.15%, 06/15/48 (Call 12/15/47)	5	4,899
5.30%, 09/15/43 (Call 03/15/43)	30	33,531
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	37	37,001
3.95%, 11/06/24 (Call 08/06/24)	133	133,358
4.10%, 02/09/27 (Call 11/09/26)	20	19,844
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	10	9,778
Franklin Resources Inc.
1.60%, 10/30/30 (Call 07/30/30)	10	8,073
2.95%, 08/12/51 (Call 02/12/51)	65	47,165
Intercontinental Exchange Inc.
1.85%, 09/15/32 (Call 06/15/32)(a)	195	158,299
3.00%, 06/15/50 (Call 12/15/49)	110	83,539
3.00%, 09/15/60 (Call 03/15/60)	10	7,064
4.00%, 09/15/27 (Call 08/15/27)	20	20,137
4.25%, 09/21/48 (Call 03/21/48)	15	13,863
4.35%, 06/15/29 (Call 04/15/29)	20	20,235
4.60%, 03/15/33 (Call 12/15/32)	20	20,453
4.95%, 06/15/52	20	20,627
5.20%, 06/15/62 (Call 12/15/61)	20	20,319
Invesco Finance PLC
3.75%, 01/15/26	100	99,978
5.38%, 11/30/43	10	10,240
Jefferies Group LLC
2.75%, 10/15/32 (Call 07/15/32)	50	40,374
6.25%, 01/15/36	35	36,950
Jefferies Group LLC/Jefferies Group Capital Finance Inc.
2.63%, 10/15/31 (Call 07/15/31)	10	8,216
4.15%, 01/23/30	25	23,626

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
4.85%, 01/15/27	$78	$79,466
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)	35	33,825
4.38%, 03/11/29 (Call 12/11/28)	10	9,768
Legg Mason Inc.
4.75%, 03/15/26	25	25,944
5.63%, 01/15/44	10	10,803
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	10	9,912
2.95%, 03/15/51 (Call 09/15/50)	10	8,104
3.30%, 03/26/27 (Call 01/26/27)	10	10,015
3.85%, 03/26/50 (Call 09/26/49)	77	72,980
3.95%, 02/26/48 (Call 08/26/47)	40	37,991
Morgan Stanley Domestic Holdings Inc., 4.50%, 06/20/28 (Call 03/20/28)	50	50,727
Nasdaq Inc.
1.65%, 01/15/31 (Call 10/15/30)	130	104,901
3.25%, 04/28/50 (Call 10/28/49)	5	3,774
3.85%, 06/30/26 (Call 03/30/26)	60	60,413
Nomura Holdings Inc.
1.65%, 07/14/26	200	180,130
2.60%, 01/16/25(a)	200	194,022
ORIX Corp., 3.25%, 12/04/24	60	59,842
Raymond James Financial Inc.
4.65%, 04/01/30 (Call 01/01/30)	45	45,681
4.95%, 07/15/46	50	50,849
Stifel Financial Corp.
4.00%, 05/15/30 (Call 02/15/30)	25	23,895
4.25%, 07/18/24	20	20,369
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	50	48,277
4.25%, 08/15/24 (Call 05/15/24)	35	34,989
4.38%, 03/19/24 (Call 02/19/24)	85	85,693
4.50%, 07/23/25 (Call 04/23/25)	60	59,939
5.15%, 03/19/29 (Call 12/19/28)	10	9,917
Visa Inc.
1.10%, 02/15/31 (Call 11/15/30)	70	57,476
2.05%, 04/15/30 (Call 01/15/30)	60	53,906
4.15%, 12/14/35 (Call 06/14/35)	185	190,574
4.30%, 12/14/45 (Call 06/14/45)	75	76,590
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)	35	31,727
2.85%, 01/10/25 (Call 12/10/24)	75	73,139
		6,012,917
Electric — 2.6%
AEP Texas Inc.
3.45%, 05/15/51 (Call 11/15/50)	50	39,574
3.95%, 06/01/28 (Call 03/01/28)	75	74,787
Series H, 3.45%, 01/15/50 (Call 07/15/49)	104	82,452
Series I, 2.10%, 07/01/30 (Call 04/01/30)	85	72,233
AEP Transmission Co. LLC
3.15%, 09/15/49 (Call 03/15/49)	35	27,666
4.00%, 12/01/46 (Call 06/01/46)	10	9,099
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	255	230,382
Alabama Power Co., 3.05%, 03/15/32 (Call 12/15/31)	100	92,865
Ameren Corp., 2.50%, 09/15/24 (Call 08/15/24)	213	209,400
Ameren Illinois Co.
2.90%, 06/15/51 (Call 12/15/50)	50	38,126
3.25%, 03/15/50 (Call 09/15/49)	40	32,693
4.50%, 03/15/49 (Call 09/15/48)	35	34,929
Security	Par (000)	Value

Electric (continued)
American Electric Power Co. Inc., 3.25%, 03/01/50 (Call 09/01/49)	$55	$41,638
Appalachian Power Co., Series Y, 4.50%, 03/01/49 (Call 09/01/48)	10	9,367
Arizona Public Service Co.
2.60%, 08/15/29 (Call 05/15/29)	35	31,203
4.20%, 08/15/48 (Call 02/15/48)	25	22,304
4.35%, 11/15/45 (Call 05/15/45)	35	31,385
4.50%, 04/01/42 (Call 10/01/41)	35	32,542
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	37	36,711
3.20%, 04/15/25 (Call 03/15/25)	151	149,202
3.80%, 06/01/29 (Call 03/01/29)	50	48,501
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	15	14,292
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (Call 03/15/31)	125	109,351
3.50%, 08/15/46 (Call 02/15/46)	15	12,750
3.75%, 08/15/47 (Call 02/15/47)	45	39,875
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 (Call 11/15/50)	10	7,484
3.25%, 04/15/28 (Call 01/15/28)	5	4,882
4.45%, 01/15/49 (Call 07/15/48)	75	72,723
4.60%, 05/01/53(e)	10	10,005
6.13%, 04/01/36	200	230,996
Black Hills Corp.
2.50%, 06/15/30 (Call 03/15/30)	10	8,619
3.05%, 10/15/29 (Call 07/15/29)	10	9,068
4.25%, 11/30/23 (Call 08/30/23)	15	15,179
CenterPoint Energy Houston Electric LLC, Series AD, 2.90%, 07/01/50 (Call 01/01/50)	41	32,238
CenterPoint Energy Inc.
2.95%, 03/01/30 (Call 12/01/29)	41	37,209
3.70%, 09/01/49 (Call 03/01/49)	35	29,000
CMS Energy Corp.
3.45%, 08/15/27 (Call 05/15/27)	15	14,782
3.75%, 12/01/50 (Call 09/01/30)(b)	15	12,143
4.75%, 06/01/50 (Call 03/01/30)(a)(b)	20	18,708
Commonwealth Edison Co.
4.00%, 03/01/49 (Call 09/01/48)	35	32,366
4.70%, 01/15/44 (Call 07/15/43)	100	101,414
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	60	53,725
Connecticut Light & Power Co. (The), Series A, 4.15%, 06/01/45 (Call 12/01/44)	50	47,200
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31 (Call 03/15/31)	110	96,703
3.60%, 06/15/61 (Call 12/15/60)	60	49,331
4.45%, 03/15/44 (Call 09/15/43)	115	109,659
4.50%, 05/15/58 (Call 11/15/57)	25	23,420
Series 05-A, 5.30%, 03/01/35	50	52,674
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	50	43,497
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	50	45,667
Series C, 4.30%, 12/01/56 (Call 06/01/56)	5	4,511
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	10	9,826
5.60%, 06/15/42 (Call 12/15/41)	17	16,769
Consumers Energy Co.
3.10%, 08/15/50 (Call 02/15/50)	45	36,114
3.50%, 08/01/51 (Call 02/01/51)	50	42,966
3.75%, 02/15/50 (Call 08/15/49)	35	31,338
4.05%, 05/15/48 (Call 11/15/47)	5	4,728

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Dominion Energy Inc.
Series A, 1.45%, 04/15/26 (Call 03/15/26)	$150	$137,539
Series E, 6.30%, 03/15/33	35	39,529
Dominion Energy South Carolina Inc., 6.05%, 01/15/38	100	114,700
DTE Electric Co.
2.95%, 03/01/50 (Call 09/01/49)	65	51,697
3.70%, 06/01/46 (Call 12/01/45)	40	35,560
3.75%, 08/15/47 (Call 02/15/47)	70	62,098
Series A, 3.00%, 03/01/32 (Call 12/01/31)	10	9,310
Series B, 3.65%, 03/01/52 (Call 09/01/51)	10	8,943
DTE Energy Co.
Series C, 3.40%, 06/15/29 (Call 03/15/29)	55	51,787
Series F, 1.05%, 06/01/25 (Call 05/01/25)	60	55,676
Duke Energy Carolinas LLC
2.45%, 02/01/30 (Call 11/01/29)	90	80,792
3.55%, 03/15/52 (Call 09/15/51)	50	43,743
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	10	9,204
2.45%, 06/01/30 (Call 03/01/30)	10	8,732
2.55%, 06/15/31 (Call 03/15/31)	10	8,586
2.65%, 09/01/26 (Call 06/01/26)	10	9,602
3.15%, 08/15/27 (Call 05/15/27)	10	9,670
3.25%, 01/15/82 (Call 01/15/27)(b)	15	12,254
3.30%, 06/15/41 (Call 12/15/40)	75	60,638
3.40%, 06/15/29 (Call 03/15/29)	10	9,449
3.50%, 06/15/51 (Call 12/15/50)	10	7,918
3.75%, 04/15/24 (Call 01/15/24)	10	10,102
3.75%, 09/01/46 (Call 03/01/46)	75	62,362
3.95%, 10/15/23 (Call 07/15/23)	125	126,586
3.95%, 08/15/47 (Call 02/15/47)	180	152,251
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	50	49,617
3.85%, 11/15/42 (Call 05/15/42)	5	4,489
4.20%, 07/15/48 (Call 01/15/48)	10	9,434
6.35%, 09/15/37	140	163,990
Duke Energy Indiana LLC, Series YYY, 3.25%, 10/01/49 (Call 04/01/49)	10	8,052
Duke Energy Progress LLC, 4.15%, 12/01/44 (Call 06/01/44)	168	157,258
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	100	95,655
Emera U.S. Finance LP, 4.75%, 06/15/46 (Call 12/15/45)	60	56,294
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	25	24,707
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	20	19,950
Entergy Arkansas LLC, 4.00%, 06/01/28 (Call 03/01/28)(a)	100	100,295
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)	10	9,113
1.90%, 06/15/28 (Call 04/15/28)	100	87,728
2.40%, 06/15/31 (Call 03/05/31)(a)	55	46,614
2.95%, 09/01/26 (Call 06/01/26)	135	130,074
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 10/01/22)	25	23,705
3.25%, 04/01/28 (Call 01/01/28)	50	48,279
4.20%, 09/01/48 (Call 03/01/48)	50	48,484
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	50	49,662
Evergy Kansas Central Inc.
3.25%, 09/01/49 (Call 03/01/49)	60	48,163
4.25%, 12/01/45 (Call 06/01/45)	35	32,254
Evergy Metro Inc.
4.20%, 06/15/47 (Call 12/15/46)	15	13,691
Series 2020, 2.25%, 06/01/30 (Call 03/01/30)	114	100,361
Security	Par (000)	Value

Electric (continued)
Eversource Energy
2.55%, 03/15/31 (Call 12/15/30)	$50	$43,348
2.90%, 03/01/27 (Call 02/01/27)	10	9,617
3.38%, 03/01/32 (Call 12/01/31)	10	9,192
3.45%, 01/15/50 (Call 07/15/49)	15	11,972
Series L, 2.90%, 10/01/24 (Call 08/01/24)	110	109,362
Series M, 3.30%, 01/15/28 (Call 10/15/27)(a)	10	9,616
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	150	148,005
3.95%, 06/15/25 (Call 03/15/25)	60	60,766
4.05%, 04/15/30 (Call 01/15/30)	50	49,238
4.70%, 04/15/50 (Call 10/15/49)	140	137,808
Exelon Generation Co. LLC, 5.75%, 10/01/41 (Call 04/01/41)	5	4,959
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	10	9,954
4.13%, 02/01/42 (Call 08/01/41)	50	48,505
4.13%, 06/01/48 (Call 12/01/47)	35	33,683
5.25%, 02/01/41 (Call 08/01/40)	100	108,366
5.96%, 04/01/39	35	40,462
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	10	9,640
Georgia Power Co.
4.30%, 03/15/42	5	4,574
4.30%, 03/15/43	5	4,511
5.13%, 05/15/52	10	10,392
Series A, 2.10%, 07/30/23	10	9,929
Series A, 3.25%, 03/15/51 (Call 09/15/50)	105	81,888
Series B, 3.70%, 01/30/50 (Call 07/30/49)	5	4,147
Iberdrola International BV
5.81%, 03/15/25	100	106,633
6.75%, 07/15/36	55	66,840
Indiana Michigan Power Co., 4.25%, 08/15/48 (Call 02/15/48)	35	32,298
Interstate Power & Light Co.
2.30%, 06/01/30 (Call 03/01/30)	20	17,402
3.60%, 04/01/29 (Call 01/01/29)	5	4,820
ITC Holdings Corp.
3.35%, 11/15/27 (Call 08/15/27)	95	92,285
3.65%, 06/15/24 (Call 03/15/24)	50	50,081
Kentucky Utilities Co., 5.13%, 11/01/40 (Call 05/01/40)	40	41,490
Louisville Gas & Electric Co., 4.25%, 04/01/49 (Call 10/01/48)	10	9,386
MidAmerican Energy Co., 6.75%, 12/30/31	35	42,367
Mississippi Power Co., Series B, 3.10%, 07/30/51 (Call 01/30/51)	5	3,716
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27 (Call 01/25/27)	50	48,738
3.70%, 03/15/29 (Call 12/15/28)	65	63,891
3.90%, 11/01/28 (Call 08/01/28)	10	9,936
4.30%, 03/15/49 (Call 09/15/48)	15	14,442
4.75%, 04/30/43 (Call 04/30/23), (3 mo. LIBOR US + 2.910%)(b)	64	60,118
Nevada Power Co., Series CC, 3.70%, 05/01/29 (Call 02/01/29)	50	49,115
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	45	41,521
1.90%, 06/15/28 (Call 04/15/28)	100	89,146
2.25%, 06/01/30 (Call 03/01/30)	50	43,489
2.44%, 01/15/32 (Call 10/15/31)	25	21,431
3.50%, 04/01/29 (Call 01/01/29)	171	163,259
3.55%, 05/01/27 (Call 02/01/27)	10	9,901

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Northern States Power Co./MN
2.90%, 03/01/50 (Call 09/01/49)	$35	$27,866
3.60%, 09/15/47 (Call 03/15/47)	35	30,811
6.20%, 07/01/37	35	41,625
NSTAR Electric Co., 1.95%, 08/15/31 (Call 05/15/31)	30	25,337
Oglethorpe Power Corp.
4.50%, 04/01/47 (Call 10/01/46)(e)	10	9,117
5.25%, 09/01/50	22	22,104
Ohio Power Co.
4.00%, 06/01/49 (Call 12/01/48)	35	30,911
4.15%, 04/01/48 (Call 10/01/47)	35	31,690
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (Call 10/01/29)	50	46,925
4.15%, 04/01/47 (Call 10/01/46)	35	32,385
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	10	7,555
2.75%, 05/15/30 (Call 02/15/30)(a)	15	13,889
3.10%, 09/15/49 (Call 03/15/49)	20	16,255
3.80%, 09/30/47 (Call 03/30/47)	35	31,707
4.10%, 11/15/48 (Call 05/15/48)	15	14,185
4.55%, 12/01/41 (Call 06/01/41)	29	29,055
4.60%, 06/01/52(e)	50	52,255
5.75%, 03/15/29 (Call 12/15/28)	50	55,139
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	145	116,173
3.30%, 08/01/40 (Call 02/01/40)	50	36,849
3.50%, 08/01/50 (Call 02/01/50)	90	64,123
3.95%, 12/01/47 (Call 06/01/47)	100	73,269
4.20%, 06/01/41 (Call 12/01/40)	20	15,542
4.25%, 03/15/46 (Call 09/15/45)	5	3,832
4.50%, 07/01/40 (Call 01/01/40)	75	61,474
4.55%, 07/01/30 (Call 01/01/30)	60	56,036
4.75%, 02/15/44 (Call 08/15/43)	10	8,077
4.95%, 07/01/50 (Call 01/01/50)	100	83,615
PacifiCorp
2.90%, 06/15/52 (Call 12/15/51)	10	7,679
4.15%, 02/15/50 (Call 08/15/49)	75	70,336
6.00%, 01/15/39	100	113,658
PECO Energy Co.
3.05%, 03/15/51 (Call 09/15/50)	30	23,633
3.70%, 09/15/47 (Call 03/15/47)	10	8,986
PG&E Energy Recovery Funding LLC, Series A-3, 2.82%, 07/15/48	5	3,996
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	170	157,308
PPL Electric Utilities Corp., 4.15%, 06/15/48 (Call 12/15/47)	100	94,555
Public Service Co. of Colorado
4.05%, 09/15/49 (Call 03/15/49)	95	89,062
Series 17, 6.25%, 09/01/37	60	72,478
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	50	42,472
2.45%, 01/15/30 (Call 10/15/29)	5	4,539
3.20%, 05/15/29 (Call 02/15/29)	5	4,803
3.60%, 12/01/47 (Call 06/01/47)	5	4,370
3.80%, 03/01/46 (Call 09/01/45)	25	22,646
3.85%, 05/01/49 (Call 11/01/48)	10	9,089
4.05%, 05/01/48 (Call 11/01/47)	50	46,889
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)	110	100,708
2.88%, 06/15/24 (Call 05/15/24)	200	198,042
Security	Par (000)	Value

Electric (continued)
Puget Energy Inc.
2.38%, 06/15/28 (Call 04/15/28)	$5	$4,450
4.10%, 06/15/30 (Call 03/15/30)	65	62,170
4.22%, 03/15/32 (Call 12/15/31)	15	14,333
Puget Sound Energy Inc., 3.25%, 09/15/49 (Call 03/15/49)	56	44,435
San Diego Gas & Electric Co.
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	25	23,140
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	100	78,552
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	10	9,692
3.30%, 04/01/25 (Call 03/01/25)	20	19,876
3.80%, 02/01/38 (Call 08/01/37)	20	17,721
4.00%, 02/01/48 (Call 08/01/47)	60	52,945
Southern California Edison Co.
3.65%, 02/01/50 (Call 08/01/49)	195	156,386
4.00%, 04/01/47 (Call 10/01/46)	30	25,622
4.65%, 10/01/43 (Call 04/01/43)	100	93,618
Series C, 4.20%, 06/01/25	10	10,057
Series D, 4.70%, 06/01/27 (Call 05/01/27)	10	10,168
Southern Co. (The)
2.95%, 07/01/23 (Call 05/01/23)	10	10,021
4.25%, 07/01/36 (Call 01/01/36)	10	9,577
4.40%, 07/01/46 (Call 01/01/46)	206	191,092
Series 21-A, 0.60%, 02/26/24 (Call 01/26/24)	10	9,569
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26)(b)	10	8,941
Series A, 3.70%, 04/30/30 (Call 01/30/30)	10	9,553
Southern Power Co.
5.15%, 09/15/41	25	24,460
Series F, 4.95%, 12/15/46 (Call 06/15/46)	5	4,783
Southwestern Public Service Co., Series 6, 4.40%, 11/15/48 (Call 05/15/48)	35	33,794
Tampa Electric Co.
4.30%, 06/15/48 (Call 12/15/47)	30	27,997
4.35%, 05/15/44 (Call 11/15/43)	35	32,588
4.45%, 06/15/49 (Call 12/15/48)	25	23,862
Tucson Electric Power Co.
1.50%, 08/01/30 (Call 05/01/30)	10	8,150
4.00%, 06/15/50 (Call 12/15/49)	30	26,048
Union Electric Co.
2.95%, 06/15/27 (Call 03/15/27)	60	58,179
3.25%, 10/01/49 (Call 04/01/49)	30	24,394
3.65%, 04/15/45 (Call 10/15/44)	35	30,141
Virginia Electric & Power Co.
2.45%, 12/15/50 (Call 06/15/50)	50	35,349
4.00%, 01/15/43 (Call 07/15/42)	100	91,646
4.60%, 12/01/48 (Call 06/01/48)	50	50,162
8.88%, 11/15/38	20	29,203
Series A, 3.15%, 01/15/26 (Call 10/15/25)	150	147,696
Series B, 2.95%, 11/15/26 (Call 08/15/26)	35	33,918
Series B, 3.80%, 09/15/47 (Call 03/15/47)	15	13,407
Series D, 4.65%, 08/15/43 (Call 02/15/43)	35	34,785
WEC Energy Group Inc., 0.80%, 03/15/24 (Call 02/15/24)	35	33,452
Wisconsin Electric Power Co.
1.70%, 06/15/28 (Call 04/15/28)	35	31,032
4.30%, 10/15/48 (Call 04/15/48)	35	33,473
Wisconsin Power and Light Co.
1.95%, 09/16/31 (Call 06/16/31)	5	4,214
3.00%, 07/01/29 (Call 04/01/29)	150	140,596
3.05%, 10/15/27 (Call 07/15/27)	100	96,497
3.65%, 04/01/50 (Call 10/01/49)	5	4,266

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Wisconsin Public Service Corp., 3.30%, 09/01/49 (Call 03/01/49)	$30	$24,385
Xcel Energy Inc.
2.35%, 11/15/31 (Call 05/15/31)	10	8,622
3.40%, 06/01/30 (Call 12/01/29)	65	61,155
4.60%, 06/01/32 (Call 12/01/31)	10	10,271
		11,530,600
Electrical Components & Equipment — 0.0%
Acuity Brands Lighting Inc., 2.15%, 12/15/30 (Call 09/15/30)	10	8,196
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)	10	9,026
2.00%, 12/21/28 (Call 10/21/28)	20	18,096
		35,318
Electronics — 0.3%
Agilent Technologies Inc., 2.30%, 03/12/31 (Call 12/12/30)	60	50,654
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	50	45,274
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)	10	9,631
Arrow Electronics Inc., 3.25%, 09/08/24 (Call 07/08/24)	10	9,899
Avnet Inc., 3.00%, 05/15/31 (Call 02/15/31)	5	4,266
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	40	39,933
4.88%, 05/12/30 (Call 02/12/30)	25	24,649
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	90	87,385
4.30%, 06/15/46 (Call 12/15/45)	5	4,569
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)	50	45,288
1.35%, 06/01/25 (Call 05/01/25)	55	52,493
2.30%, 08/15/24 (Call 07/15/24)	10	9,915
2.50%, 11/01/26 (Call 08/01/26)	10	9,714
2.80%, 06/01/50 (Call 12/01/49)(a)	10	8,023
3.81%, 11/21/47 (Call 05/21/47)	115	108,202
Hubbell Inc.
2.30%, 03/15/31 (Call 12/15/30)	50	43,034
3.35%, 03/01/26 (Call 12/01/25)	15	14,761
Jabil Inc., 3.00%, 01/15/31 (Call 10/15/30)	10	8,674
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	40	36,373
4.60%, 04/06/27 (Call 01/06/27)	50	51,033
Legrand France SA, 8.50%, 02/15/25	160	178,869
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(e)	10	9,410
1.75%, 08/09/26 (Call 07/09/26)(e)	50	44,574
2.38%, 08/09/28 (Call 06/09/28)(e)	25	21,630
2.65%, 08/09/31 (Call 05/09/31)(e)	45	37,010
Trimble Inc.
4.75%, 12/01/24 (Call 09/01/24)	40	40,766
4.90%, 06/15/28 (Call 03/15/28)	30	30,335
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	120	106,814
2.40%, 04/01/28 (Call 02/01/28)	75	64,137
2.95%, 04/01/31 (Call 01/01/31)	25	21,038
		1,218,353
Entertainment — 0.1%
Magallanes Inc.
3.64%, 03/15/25(e)	80	79,047
3.76%, 03/15/27 (Call 02/15/27)(e)	90	87,374
4.05%, 03/15/29 (Call 01/15/29)(e)	25	23,955
4.28%, 03/15/32 (Call 12/15/31)(e)	65	60,681
Security	Par (000)	Value

Entertainment (continued)
5.05%, 03/15/42 (Call 09/15/41)(e)	$15	$13,551
5.14%, 03/15/52 (Call 09/15/51)(e)	315	281,815
5.39%, 03/15/62 (Call 09/15/61)(e)	50	44,757
		591,180
Environmental Control — 0.0%
Republic Services Inc.
1.45%, 02/15/31 (Call 11/15/30)	40	32,253
1.75%, 02/15/32 (Call 11/15/31)	10	8,139
2.50%, 08/15/24 (Call 07/15/24)	10	9,839
3.05%, 03/01/50 (Call 09/01/49)(a)	15	11,613
Waste Connections Inc.
2.60%, 02/01/30 (Call 11/01/29)	10	8,943
3.20%, 06/01/32 (Call 03/01/32)	50	46,083
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	10	9,234
1.50%, 03/15/31 (Call 12/15/30)	10	8,219
2.50%, 11/15/50 (Call 05/15/50)	20	14,143
3.15%, 11/15/27 (Call 08/15/27)	10	9,809
		158,275
Food — 0.4%
Ahold Finance USA LLC, 6.88%, 05/01/29	75	85,774
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	10	8,675
3.13%, 04/24/50 (Call 10/24/49)	25	18,645
3.95%, 03/15/25 (Call 01/15/25)	10	10,104
4.15%, 03/15/28 (Call 12/15/27)	110	110,301
Conagra Brands Inc.
4.30%, 05/01/24 (Call 04/01/24)	10	10,143
4.60%, 11/01/25 (Call 09/01/25)	10	10,201
5.40%, 11/01/48 (Call 05/01/48)	60	60,338
8.25%, 09/15/30	35	41,924
Flowers Foods Inc., 2.40%, 03/15/31 (Call 12/15/30)	10	8,391
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)	10	9,103
3.00%, 02/01/51 (Call 08/01/50)(a)	50	38,113
4.20%, 04/17/28 (Call 01/17/28)	10	10,179
Hershey Co. (The), 3.13%, 11/15/49 (Call 05/15/49)	25	20,309
Hormel Foods Corp.
0.65%, 06/03/24 (Call 07/01/22)	250	239,375
1.70%, 06/03/28 (Call 04/03/28)	10	9,014
3.05%, 06/03/51 (Call 12/03/50)	10	7,879
JM Smucker Co. (The)
2.13%, 03/15/32 (Call 12/15/31)(a)	50	41,414
2.38%, 03/15/30 (Call 12/15/29)	10	8,725
2.75%, 09/15/41 (Call 03/15/41)	15	11,149
3.50%, 03/15/25	27	26,910
4.25%, 03/15/35	50	48,149
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	10	8,503
3.25%, 04/01/26	10	9,880
4.30%, 05/15/28 (Call 02/15/28)(a)	65	65,945
Kraft Heinz Foods Co.
4.38%, 06/01/46 (Call 12/01/45)	200	177,136
4.88%, 10/01/49 (Call 04/01/49)	5	4,677
5.20%, 07/15/45 (Call 01/15/45)	50	48,724
Kroger Co. (The)
1.70%, 01/15/31 (Call 10/15/30)	10	8,190
2.20%, 05/01/30 (Call 02/01/30)	10	8,688
2.65%, 10/15/26 (Call 07/15/26)	60	57,242

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
3.70%, 08/01/27 (Call 05/01/27)	$10	$9,931
3.95%, 01/15/50 (Call 07/15/49)	10	8,767
4.45%, 02/01/47 (Call 08/01/46)	50	47,296
5.15%, 08/01/43 (Call 02/01/43)	47	48,146
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)	10	9,006
3.15%, 08/15/24 (Call 06/15/24)	10	9,961
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	10	9,507
2.63%, 09/04/50 (Call 03/04/50)	10	7,142
2.75%, 04/13/30 (Call 01/13/30)	5	4,517
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)(a)	10	8,769
3.30%, 07/15/26 (Call 04/15/26)	60	59,184
5.95%, 04/01/30 (Call 01/01/30)	10	10,993
6.60%, 04/01/40 (Call 10/01/39)	110	131,176
6.60%, 04/01/50 (Call 10/01/49)	60	73,234
Tyson Foods Inc.
3.95%, 08/15/24 (Call 05/15/24)	125	126,782
4.00%, 03/01/26 (Call 01/01/26)	10	10,095
4.55%, 06/02/47 (Call 12/02/46)	50	48,031
5.10%, 09/28/48 (Call 03/28/48)	25	26,155
		1,872,492
Forest Products & Paper — 0.1%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	51	52,266
Georgia-Pacific LLC
7.75%, 11/15/29	25	30,713
8.88%, 05/15/31	50	67,016
International Paper Co.
4.40%, 08/15/47 (Call 02/15/47)	100	94,207
4.80%, 06/15/44 (Call 12/15/43)	44	43,190
5.00%, 09/15/35 (Call 03/15/35)	35	37,022
Suzano Austria GmbH
2.50%, 09/15/28 (Call 07/15/28)	90	78,092
3.13%, 01/15/32 (Call 10/15/31)	15	12,522
		415,028
Gas — 0.2%
Atmos Energy Corp.
2.63%, 09/15/29 (Call 06/15/29)	20	18,356
3.00%, 06/15/27 (Call 03/15/27)	10	9,736
3.38%, 09/15/49 (Call 03/15/49)	35	29,185
4.13%, 03/15/49 (Call 09/15/48)	59	55,867
4.15%, 01/15/43 (Call 07/15/42)	35	31,977
CenterPoint Energy Resources Corp.
1.75%, 10/01/30 (Call 07/01/30)	25	20,868
4.10%, 09/01/47 (Call 03/01/47)	15	13,639
Eastern Energy Gas Holdings LLC, Series A, 2.50%, 11/15/24 (Call 10/15/24)	25	24,548
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)	70	64,106
1.70%, 02/15/31 (Call 11/15/30)	110	88,222
2.95%, 09/01/29 (Call 06/01/29)	25	22,660
3.49%, 05/15/27 (Call 02/15/27)	25	24,489
3.60%, 05/01/30 (Call 02/01/30)	20	18,826
3.95%, 03/30/48 (Call 09/30/47)	85	71,374
ONE Gas Inc.
1.10%, 03/11/24 (Call 06/16/22)	20	19,263
2.00%, 05/15/30 (Call 02/15/30)	10	8,500
4.66%, 02/01/44 (Call 08/01/43)	25	23,787
Security	Par (000)	Value

Gas (continued)
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29 (Call 03/01/29)	$10	$9,531
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)	10	9,704
3.75%, 09/15/42 (Call 03/15/42)	5	4,357
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	5	4,556
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	20	18,972
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	5	4,492
Southern Co. Gas Capital Corp.
2.45%, 10/01/23 (Call 08/01/23)	15	14,888
3.25%, 06/15/26 (Call 03/15/26)	10	9,738
3.95%, 10/01/46 (Call 04/01/46)	20	16,954
Series 21A, 3.15%, 09/30/51 (Call 03/30/51)	5	3,708
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	80	66,417
4.15%, 06/01/49 (Call 12/01/48)	20	16,985
Spire Missouri Inc., 3.30%, 06/01/51 (Call 12/01/50)	15	12,046
Washington Gas Light Co., Series K, 3.80%, 09/15/46 (Call 03/15/46)	10	8,824
		746,575
Hand & Machine Tools — 0.1%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	115	115,339
Snap-on Inc., 3.10%, 05/01/50 (Call 11/01/49)	15	12,257
Stanley Black & Decker Inc.
2.30%, 03/15/30 (Call 12/15/29)	30	26,383
3.00%, 05/15/32 (Call 02/15/32)	10	9,101
4.25%, 11/15/28 (Call 08/15/28)	50	50,627
		213,707
Health Care - Products — 0.4%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)	10	10,011
3.40%, 11/30/23 (Call 09/30/23)	10	10,123
3.75%, 11/30/26 (Call 08/30/26)	10	10,241
4.75%, 11/30/36 (Call 05/30/36)	111	121,665
4.90%, 11/30/46 (Call 05/30/46)	95	104,546
5.30%, 05/27/40	50	56,882
Baxter International Inc.
2.60%, 08/15/26 (Call 05/15/26)(a)	50	47,685
3.13%, 12/01/51 (Call 06/01/51)(e)	50	37,503
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)	83	79,219
2.65%, 06/01/30 (Call 03/01/30)	60	53,746
4.70%, 03/01/49 (Call 09/01/48)	17	16,883
Danaher Corp.
2.60%, 10/01/50 (Call 04/01/50)	10	7,239
4.38%, 09/15/45 (Call 03/15/45)	15	14,424
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)(a)	155	135,472
DH Europe Finance II Sarl
2.20%, 11/15/24 (Call 10/15/24)	10	9,761
3.40%, 11/15/49 (Call 05/15/49)	40	33,657
Koninklijke Philips NV, 5.00%, 03/15/42	39	38,907
Medtronic Inc.
3.50%, 03/15/25	10	10,166
4.00%, 04/01/43 (Call 10/01/42)(a)	50	48,419
4.38%, 03/15/35	85	88,881
4.63%, 03/15/45	50	52,869
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	10	9,178
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	125	102,916

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51 (Call 09/15/50)	$150	$121,685
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	10	9,343
1.95%, 06/15/30 (Call 03/15/30)	10	8,539
3.38%, 05/15/24 (Call 02/15/24)(a)	31	31,223
3.38%, 11/01/25 (Call 08/01/25)	200	199,040
3.50%, 03/15/26 (Call 12/15/25)	10	9,998
4.38%, 05/15/44 (Call 11/15/43)	35	32,802
Thermo Fisher Scientific Inc.
2.60%, 10/01/29 (Call 07/01/29)	52	47,619
4.10%, 08/15/47 (Call 02/15/47)	25	24,158
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26 (Call 12/15/25)(a)	110	107,324
		1,692,124
Health Care - Services — 1.0%
Adventist Health System/West
2.95%, 03/01/29 (Call 12/01/28)	25	23,061
3.63%, 03/01/49 (Call 09/01/48)	55	46,082
Advocate Health & Hospitals Corp.
4.27%, 08/15/48 (Call 02/15/48)	30	28,843
Series 2020, 3.01%, 06/15/50 (Call 12/15/49)	50	39,026
Aetna Inc.
4.50%, 05/15/42 (Call 11/15/41)	10	9,351
4.75%, 03/15/44 (Call 09/15/43)	50	48,068
6.63%, 06/15/36	5	5,903
AHS Hospital Corp., 5.02%, 07/01/45	5	5,339
Anthem Inc.
1.50%, 03/15/26 (Call 02/15/26)	10	9,288
2.25%, 05/15/30 (Call 02/15/30)	10	8,774
2.88%, 09/15/29 (Call 06/15/29)	10	9,276
3.13%, 05/15/50 (Call 11/15/49)	50	39,450
3.50%, 08/15/24 (Call 05/15/24)	10	10,072
3.60%, 03/15/51 (Call 09/15/50)	50	42,809
3.65%, 12/01/27 (Call 09/01/27)	255	253,738
4.38%, 12/01/47 (Call 06/01/47)	50	48,360
4.55%, 03/01/48 (Call 09/01/47)	75	74,083
Ascension Health
4.80%, 11/15/53	55	59,417
Series B, 3.11%, 11/15/39 (Call 05/15/39)	86	73,464
Banner Health, 2.91%, 01/01/51 (Call 07/01/50)	50	37,177
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71 (Call 05/15/71)	50	34,607
BHSH System Obligated Group, Series 19A, 3.49%, 07/15/49 (Call 01/15/49)	50	41,871
Bon Secours Mercy Health Inc.
3.46%, 06/01/30 (Call 12/01/29)	125	118,475
Series 20-2, 2.10%, 06/01/31 (Call 12/01/30)	15	12,515
Series 20-2, 3.21%, 06/01/50 (Call 12/01/49)	55	42,003
Children’s Hospital Corp. (The), Series 2017, 4.12%, 01/01/47 (Call 07/01/46)	5	4,826
Children’s Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	15	14,599
Children’s Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50 (Call 01/01/50)	20	14,594
City of Hope, Series 2018, 4.38%, 08/15/48 (Call 02/15/48)	50	47,369
CommonSpirit Health, 3.30%, 10/01/29 (Call 04/01/29)	217	201,688
Dignity Health, 5.27%, 11/01/64	25	25,001
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49 (Call 01/01/49)	55	47,749
Security	Par (000)	Value

Health Care - Services (continued)
Hackensack Meridian Health Inc.
4.21%, 07/01/48 (Call 01/01/48)	$35	$33,343
4.50%, 07/01/57 (Call 01/01/57)	5	4,991
Series 2020, 2.88%, 09/01/50 (Call 03/01/50)	5	3,730
Hartford HealthCare Corp., 3.40%, 07/01/54	5	4,119
HCA Inc.
3.50%, 07/15/51 (Call 01/15/51)	35	26,324
4.13%, 06/15/29 (Call 03/15/29)	10	9,726
4.38%, 03/15/42 (Call 09/15/41)(e)	90	78,961
4.63%, 03/15/52 (Call 09/15/51)(e)	5	4,420
5.13%, 06/15/39 (Call 12/15/38)	100	97,381
5.25%, 06/15/49 (Call 12/15/48)	95	91,575
5.50%, 06/15/47 (Call 12/15/46)	10	9,902
Humana Inc.
0.65%, 08/03/23 (Call 06/08/22)	10	9,745
1.35%, 02/03/27 (Call 01/03/27)	10	8,914
2.15%, 02/03/32 (Call 11/03/31)	10	8,353
3.13%, 08/15/29 (Call 05/15/29)	15	14,003
3.95%, 08/15/49 (Call 02/15/49)	50	44,500
Indiana University Health Inc. Obligated Group, 3.97%, 11/01/48 (Call 05/01/48)	40	37,567
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50 (Call 02/15/50)	25	22,331
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	50	46,430
Kaiser Foundation Hospitals
4.88%, 04/01/42	50	52,694
Series 2021, 2.81%, 06/01/41 (Call 12/01/40)	57	45,436
Series 2021, 3.00%, 06/01/51 (Call 12/01/50)	75	58,675
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	85	77,779
2.30%, 12/01/24 (Call 11/01/24)	10	9,740
2.70%, 06/01/31 (Call 03/01/31)	10	8,716
3.25%, 09/01/24 (Call 07/01/24)	187	187,511
3.60%, 02/01/25 (Call 11/01/24)	10	10,009
3.60%, 09/01/27 (Call 06/01/27)	10	9,896
4.70%, 02/01/45 (Call 08/01/44)	75	70,910
Mass General Brigham Inc.
Series 2015, 4.12%, 07/01/55(a)	25	23,142
Series 2017, 3.77%, 07/01/48 (Call 01/01/48)	50	45,149
Mayo Clinic
Series 2016, 4.13%, 11/15/52	50	48,485
Series 2021, 3.20%, 11/15/61 (Call 05/15/61)(a)	35	27,474
Memorial Health Services, 3.40%, 11/01/49 (Call 05/01/49)	40	33,892
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55	60	57,693
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50 (Call 06/01/50)	85	60,846
MidMichigan Health, Series 2020, 3.41%, 06/01/50 (Call 12/01/49)	15	12,132
Montefiore Obligated Group, Series 18-C, 5.24%, 11/01/48	5	4,454
Mount Sinai Hospitals Group Inc.
Series 2017, 3.98%, 07/01/48	15	13,468
Series 2019, 3.74%, 07/01/49 (Call 01/01/49)	25	20,635
Series 2020, 3.39%, 07/01/50 (Call 07/01/49)	5	3,977
MultiCare Health System, 2.80%, 08/15/50 (Call 02/15/50)	50	36,995
Northwell Healthcare Inc.
3.81%, 11/01/49 (Call 11/01/48)	5	4,249
3.98%, 11/01/46 (Call 11/01/45)	10	9,176
4.26%, 11/01/47 (Call 11/01/46)	5	4,531

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51 (Call 01/15/51)(a)	$55	$40,584
Novant Health Inc., 3.32%, 11/01/61 (Call 05/01/61)	15	11,514
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50 (Call 04/01/50)	50	35,202
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31 (Call 11/15/30)	70	57,804
OhioHealth Corp., 2.83%, 11/15/41 (Call 05/15/41)	10	8,028
Orlando Health Obligated Group, 3.33%, 10/01/50 (Call 04/01/50)	60	48,334
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48 (Call 05/15/48)	45	45,323
Series 2020, 3.22%, 11/15/50 (Call 05/15/50)	10	7,671
Piedmont Healthcare Inc.
2.04%, 01/01/32 (Call 07/01/31)	15	12,616
Series 2042, 2.72%, 01/01/42 (Call 07/01/41)	35	26,564
Providence St Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51 (Call 04/01/51)	10	6,923
Series I, 3.74%, 10/01/47	10	8,646
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	10	8,827
2.95%, 06/30/30 (Call 03/30/30)	35	31,669
3.45%, 06/01/26 (Call 03/01/26)	35	34,809
4.25%, 04/01/24 (Call 01/01/24)	25	25,469
RWJ Barnabas Health Inc., 3.90%, 07/01/46 (Call 07/01/45)	50	46,264
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50 (Call 10/01/49)	5	3,706
Sutter Health, Series 2018, 4.09%, 08/15/48 (Call 02/15/48)	5	4,500
Texas Health Resources, 2.33%, 11/15/50 (Call 05/15/50)	55	36,422
Toledo Hospital (The), 5.75%, 11/15/38 (Call 11/15/28)	50	52,388
Trinity Health Corp., 4.13%, 12/01/45	50	47,396
UnitedHealth Group Inc.
0.55%, 05/15/24 (Call 06/13/22)	10	9,585
1.15%, 05/15/26 (Call 04/15/26)	10	9,221
2.00%, 05/15/30	10	8,826
2.30%, 05/15/31 (Call 02/15/31)	210	187,049
2.38%, 08/15/24	10	9,919
2.75%, 05/15/40 (Call 11/15/39)	10	8,178
2.88%, 08/15/29	10	9,482
2.90%, 05/15/50 (Call 11/15/49)(a)	110	85,825
2.95%, 10/15/27	10	9,750
3.25%, 05/15/51 (Call 11/15/50)	10	8,371
3.45%, 01/15/27	10	10,024
3.50%, 02/15/24	210	212,869
3.50%, 08/15/39 (Call 02/15/39)	30	27,200
3.70%, 08/15/49 (Call 02/15/49)	100	90,093
3.88%, 12/15/28	10	10,196
3.88%, 08/15/59 (Call 02/15/59)	100	90,368
4.20%, 01/15/47 (Call 07/15/46)	5	4,871
4.25%, 04/15/47 (Call 10/15/46)	15	14,663
4.38%, 03/15/42 (Call 09/15/41)	30	29,837
4.45%, 12/15/48 (Call 06/15/48)	15	15,130
4.75%, 07/15/45	89	93,640
5.95%, 02/15/41 (Call 08/15/40)	50	58,166
Universal Health Services Inc., 2.65%, 10/15/30 (Call 07/15/30)(e)	45	38,056
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50 (Call 07/01/49)	10	7,051
		4,619,886
Security	Par (000)	Value

Holding Companies - Diversified — 0.3%
Ares Capital Corp.
2.88%, 06/15/28 (Call 04/15/28)	$110	$93,665
3.25%, 07/15/25 (Call 06/15/25)	10	9,546
4.20%, 06/10/24 (Call 05/10/24)	45	45,163
4.25%, 03/01/25 (Call 01/01/25)	10	9,830
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)	30	26,557
2.95%, 03/10/26 (Call 02/10/26)	85	77,912
Blackstone Private Credit Fund
2.35%, 11/22/24(e)	10	9,388
2.63%, 12/15/26 (Call 11/15/26)(e)	10	8,697
3.25%, 03/15/27 (Call 02/15/27)(e)	15	13,286
4.00%, 01/15/29 (Call 11/15/28)(e)	75	66,590
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)(e)	10	8,612
2.75%, 09/16/26 (Call 08/19/26)	55	50,020
2.85%, 09/30/28 (Call 07/30/28)(e)	20	16,712
3.63%, 01/15/26 (Call 12/15/25)	35	33,385
FS KKR Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)	20	17,675
3.40%, 01/15/26 (Call 12/15/25)	145	135,369
4.13%, 02/01/25 (Call 01/01/25)	10	9,728
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)	65	64,157
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)	45	38,484
2.50%, 08/24/26 (Call 07/24/26)	35	30,960
3.38%, 04/15/24 (Call 03/15/24)	10	9,808
Main Street Capital Corp.
3.00%, 07/14/26 (Call 06/14/26)	60	54,291
5.20%, 05/01/24	25	25,284
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)(a)	75	72,631
Owl Rock Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)	20	16,958
3.40%, 07/15/26 (Call 06/15/26)	35	32,197
3.75%, 07/22/25 (Call 06/22/25)	10	9,634
4.25%, 01/15/26 (Call 12/15/25)	50	48,385
Owl Rock Capital Corp. III, 3.13%, 04/13/27 (Call 03/13/27)(e)	63	55,345
Owl Rock Technology Finance Corp., 2.50%, 01/15/27 (Call 12/15/26)	40	35,077
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)	55	49,035
3.44%, 10/15/28 (Call 08/15/28)	20	16,436
Sixth Street Specialty Lending Inc., 3.88%, 11/01/24 (Call 10/01/24)	25	24,782
		1,215,599
Home Builders — 0.2%
DR Horton Inc.
1.40%, 10/15/27 (Call 08/15/27)(a)	70	60,470
2.50%, 10/15/24 (Call 09/15/24)	155	150,820
2.60%, 10/15/25 (Call 09/15/25)	50	47,898
Lennar Corp.
4.50%, 04/30/24 (Call 01/31/24)	30	30,490
4.75%, 05/30/25 (Call 02/28/25)	50	51,051
4.75%, 11/29/27 (Call 05/29/27)	10	10,070
5.00%, 06/15/27 (Call 12/15/26)(a)	45	45,856
5.88%, 11/15/24 (Call 05/15/24)	50	52,066
MDC Holdings Inc.
2.50%, 01/15/31 (Call 07/15/30)	25	19,759
3.85%, 01/15/30 (Call 07/15/29)	65	57,863

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
3.97%, 08/06/61 (Call 02/06/61)	$15	$9,485
6.00%, 01/15/43 (Call 10/15/42)	25	22,729
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	41	36,753
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)	60	61,843
5.50%, 03/01/26 (Call 12/01/25)	10	10,453
6.38%, 05/15/33	25	27,225
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)(a)	5	4,601
4.35%, 02/15/28 (Call 11/15/27)	5	4,833
4.88%, 11/15/25 (Call 08/15/25)	10	10,173
4.88%, 03/15/27 (Call 12/15/26)	10	10,025
		724,463
Home Furnishings — 0.0%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)	5	5,038
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)	55	52,976
4.40%, 03/15/29 (Call 12/15/28)	5	4,984
Whirlpool Corp.
4.60%, 05/15/50 (Call 11/15/49)	45	41,041
4.75%, 02/26/29 (Call 11/26/28)(a)	10	10,169
		114,208
Household Products & Wares — 0.0%
Church & Dwight Co. Inc., 3.95%, 08/01/47 (Call 02/01/47)	63	56,641
Clorox Co. (The)
1.80%, 05/15/30 (Call 02/15/30)	10	8,403
3.50%, 12/15/24 (Call 06/12/22)	10	10,168
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	10	8,892
2.88%, 02/07/50 (Call 08/07/49)	50	38,971
3.10%, 03/26/30 (Call 12/26/29)	10	9,575
		132,650
Insurance — 1.1%
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	75	73,447
3.63%, 11/15/24	25	25,405
4.00%, 10/15/46 (Call 04/15/46)	15	13,333
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)	25	22,841
1.45%, 12/15/30 (Call 09/15/30)	10	8,153
3.85%, 08/10/49 (Call 02/10/49)(a)	15	13,486
4.20%, 12/15/46 (Call 06/15/46)	50	47,656
4.50%, 06/15/43	65	63,591
5.55%, 05/09/35	5	5,624
5.95%, 04/01/36	5	5,777
American Financial Group Inc./OH, 3.50%, 08/15/26 (Call 06/03/22)	15	15,275
American International Group Inc.
4.38%, 06/30/50 (Call 12/30/49)(a)	50	48,175
4.75%, 04/01/48 (Call 10/01/47)	50	50,757
4.80%, 07/10/45 (Call 01/10/45)	20	19,829
Series A-9, 5.75%, 04/01/48 (Call 04/01/28), (3 mo. LIBOR US + 2.868%)(b)	10	9,455
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	10	9,014
3.75%, 05/02/29 (Call 02/02/29)	59	57,559
4.50%, 12/15/28 (Call 09/15/28)	65	65,894
Security	Par (000)	Value

Insurance (continued)
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (Call 05/23/31)	$150	$123,937
2.60%, 12/02/31 (Call 09/02/31)	25	21,616
Aon Global Ltd.
3.50%, 06/14/24 (Call 03/14/24)	200	200,578
4.60%, 06/14/44 (Call 03/14/44)	5	4,708
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	100	82,953
Arthur J Gallagher & Co., 3.50%, 05/20/51 (Call 11/20/50)	10	7,977
Aspen Insurance Holdings Ltd., 4.65%, 11/15/23	90	91,185
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	55	44,766
3.70%, 02/22/30 (Call 11/22/29)	40	36,510
4.90%, 03/27/28 (Call 12/27/27)	60	60,922
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	10	8,944
Athene Holding Ltd.
3.50%, 01/15/31 (Call 10/15/30)	20	17,851
3.95%, 05/25/51 (Call 11/25/50)	25	20,136
4.13%, 01/12/28 (Call 10/12/27)	69	66,509
6.15%, 04/03/30 (Call 01/03/30)	25	26,567
AXIS Specialty Finance PLC, 4.00%, 12/06/27 (Call 09/06/27)	10	9,928
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (Call 07/15/30)	25	20,851
1.85%, 03/12/30 (Call 12/12/29)	15	13,176
2.30%, 03/15/27 (Call 02/15/27)(a)	10	9,639
2.50%, 01/15/51 (Call 07/15/50)	110	78,245
2.85%, 10/15/50 (Call 04/15/50)	98	75,298
3.85%, 03/15/52 (Call 09/15/51)	10	9,117
4.20%, 08/15/48 (Call 02/15/48)(a)	140	136,058
4.25%, 01/15/49 (Call 07/15/48)	64	63,048
4.30%, 05/15/43	5	4,898
5.75%, 01/15/40	5	5,756
Berkshire Hathaway Inc., 3.13%, 03/15/26 (Call 12/15/25)	10	10,005
Brighthouse Financial Inc.
4.70%, 06/22/47 (Call 12/22/46)	8	6,789
5.63%, 05/15/30 (Call 02/15/30)	40	41,379
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)(a)	15	12,456
4.20%, 09/15/24 (Call 06/15/24)	20	20,177
4.20%, 03/17/32 (Call 12/17/31)	5	4,732
4.50%, 03/15/29 (Call 12/15/28)	10	9,951
4.95%, 03/17/52 (Call 09/17/51)	20	18,477
Chubb INA Holdings Inc.
2.85%, 12/15/51 (Call 06/15/51)	20	15,274
3.05%, 12/15/61 (Call 06/15/61)	50	37,756
3.35%, 05/03/26 (Call 02/03/26)	47	46,837
4.35%, 11/03/45 (Call 05/03/45)	50	49,184
CNA Financial Corp.
3.90%, 05/01/29 (Call 02/01/29)	25	24,166
4.50%, 03/01/26 (Call 12/01/25)	45	45,931
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	15	15,167
Corebridge Financial Inc.
3.90%, 04/05/32 (Call 01/05/32)(e)	10	9,532
4.35%, 04/05/42 (Call 10/05/41)(e)	10	9,141
4.40%, 04/05/52 (Call 10/05/51)(e)	10	8,982
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)(a)	10	10,061
Equitable Holdings Inc., 5.00%, 04/20/48 (Call 10/20/47)	65	63,424

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52 (Call 04/15/52)	$15	$11,121
4.87%, 06/01/44	25	24,577
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30 (Call 01/29/30)	33	32,539
4.85%, 04/17/28 (Call 01/17/28)	30	30,274
Fidelity National Financial Inc.
2.45%, 03/15/31 (Call 12/15/30)	10	8,237
4.50%, 08/15/28 (Call 05/15/28)	10	9,925
First American Financial Corp.
2.40%, 08/15/31 (Call 05/15/31)	10	8,076
4.00%, 05/15/30 (Call 02/15/30)	5	4,661
Globe Life Inc., 2.15%, 08/15/30 (Call 05/15/30)	5	4,166
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	25	25,483
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51 (Call 03/15/51)	25	18,292
3.60%, 08/19/49 (Call 02/19/49)	100	83,346
Jackson Financial Inc., 3.13%, 11/23/31 (Call 08/23/31)(a)(e)	10	8,444
Kemper Corp., 3.80%, 02/23/32 (Call 11/23/31)	5	4,538
Lincoln National Corp.
3.80%, 03/01/28 (Call 12/01/27)	225	222,147
4.35%, 03/01/48 (Call 09/01/47)	10	9,040
7.00%, 06/15/40	25	29,550
Loews Corp., 4.13%, 05/15/43 (Call 11/15/42)	25	22,266
Manulife Financial Corp.
4.15%, 03/04/26	41	41,547
5.38%, 03/04/46	25	27,874
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	40	37,669
3.45%, 05/07/52 (Call 11/07/51)	75	58,848
Marsh & McLennan Companies Inc.
2.25%, 11/15/30 (Call 08/15/30)	10	8,702
4.35%, 01/30/47 (Call 07/30/46)	5	4,770
4.38%, 03/15/29 (Call 12/15/28)	210	213,612
4.90%, 03/15/49 (Call 09/15/48)	25	25,943
MetLife Inc.
3.60%, 04/10/24	10	10,145
4.05%, 03/01/45	100	92,907
4.13%, 08/13/42	20	18,903
4.88%, 11/13/43	105	108,891
5.88%, 02/06/41	5	5,669
Old Republic International Corp.
3.85%, 06/11/51 (Call 12/11/50)	65	52,740
4.88%, 10/01/24 (Call 09/01/24)	28	28,786
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	25	24,220
Primerica Inc., 2.80%, 11/19/31 (Call 08/19/31)(a)	20	17,514
Principal Financial Group Inc., 4.35%, 05/15/43	34	31,619
Progressive Corp. (The)
3.70%, 01/26/45	25	21,675
4.20%, 03/15/48 (Call 09/15/47)	30	28,709
6.25%, 12/01/32	25	29,384
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	10	9,328
3.00%, 03/10/40 (Call 09/10/39)	5	4,125
3.70%, 03/13/51 (Call 09/13/50)	125	109,572
3.88%, 03/27/28 (Call 12/27/27)	200	201,240
3.91%, 12/07/47 (Call 06/07/47)	10	9,026
3.94%, 12/07/49 (Call 06/07/49)	160	145,269
Security	Par (000)	Value

Insurance (continued)
5.63%, 06/15/43 (Call 06/15/23), (3 mo. LIBOR US + 3.920%)(b)	$10	$9,903
Prudential PLC, 3.13%, 04/14/30	115	106,811
Reinsurance Group of America Inc.
3.15%, 06/15/30 (Call 03/15/30)	25	22,945
3.90%, 05/15/29 (Call 02/15/29)	5	4,842
3.95%, 09/15/26 (Call 06/15/26)	50	50,238
RenaissanceRe Finance Inc., 3.45%, 07/01/27 (Call 04/01/27)	15	14,660
Stewart Information Services Corp., 3.60%, 11/15/31 (Call 08/15/31)	50	42,760
Swiss Re America Holding Corp., 7.00%, 02/15/26	15	16,811
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)(a)	30	21,614
3.75%, 05/15/46 (Call 11/15/45)	5	4,426
4.10%, 03/04/49 (Call 09/04/48)	5	4,698
4.30%, 08/25/45 (Call 02/25/45)	25	23,965
4.60%, 08/01/43	80	79,710
6.25%, 06/15/37	25	30,433
6.75%, 06/20/36	10	12,351
Unum Group, 4.50%, 12/15/49 (Call 06/15/49)	50	40,780
Voya Financial Inc., 4.80%, 06/15/46	25	24,250
W R Berkley Corp., 4.00%, 05/12/50 (Call 11/12/49)	85	74,208
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	73	65,601
4.65%, 06/15/27	10	10,072
5.05%, 09/15/48 (Call 03/15/48)	35	34,023
		4,876,335
Internet — 0.5%
Alibaba Group Holding Ltd.
3.15%, 02/09/51 (Call 08/09/50)	50	34,622
3.25%, 02/09/61 (Call 08/09/60)	50	33,668
3.40%, 12/06/27 (Call 09/06/27)	200	192,630
4.00%, 12/06/37 (Call 06/06/37)	50	43,464
4.50%, 11/28/34 (Call 05/28/34)	50	47,172
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)	10	9,310
0.80%, 08/15/27 (Call 06/15/27)(a)	10	8,921
1.10%, 08/15/30 (Call 05/15/30)	10	8,400
1.90%, 08/15/40 (Call 02/15/40)	110	81,939
2.00%, 08/15/26 (Call 05/15/26)	60	57,787
2.25%, 08/15/60 (Call 02/15/60)	60	41,599
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	145	136,613
1.00%, 05/12/26 (Call 04/12/26)	10	9,242
1.20%, 06/03/27 (Call 04/03/27)	10	9,035
1.50%, 06/03/30 (Call 03/03/30)	10	8,535
1.65%, 05/12/28 (Call 03/12/28)	10	9,041
2.10%, 05/12/31 (Call 02/12/31)	10	8,817
2.50%, 06/03/50 (Call 12/03/49)	110	81,903
2.70%, 06/03/60 (Call 12/03/59)	35	25,337
2.88%, 05/12/41 (Call 11/12/40)	10	8,351
3.10%, 05/12/51 (Call 11/12/50)	160	133,504
3.15%, 08/22/27 (Call 05/22/27)	88	87,130
3.25%, 05/12/61 (Call 11/12/60)	15	12,201
3.30%, 04/13/27 (Call 03/13/27)	35	34,959
3.45%, 04/13/29 (Call 02/13/29)	30	29,840
3.60%, 04/13/32 (Call 01/13/32)	30	29,709
3.88%, 08/22/37 (Call 02/22/37)	80	79,055
3.95%, 04/13/52 (Call 10/13/51)	40	38,418

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
4.10%, 04/13/62 (Call 10/13/61)	$30	$28,822
4.25%, 08/22/57 (Call 02/22/57)	145	144,503
4.80%, 12/05/34 (Call 06/05/34)	40	43,605
4.95%, 12/05/44 (Call 06/05/44)	40	43,886
5.20%, 12/03/25 (Call 09/03/25)	10	10,662
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(a)	200	178,380
3.43%, 04/07/30 (Call 01/07/30)	35	32,319
Booking Holdings Inc.
3.60%, 06/01/26 (Call 03/01/26)	10	10,043
3.65%, 03/15/25 (Call 12/15/24)(a)	10	10,058
4.63%, 04/13/30 (Call 01/13/30)	60	62,125
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)	10	9,164
1.90%, 03/11/25 (Call 02/11/25)	185	176,545
2.60%, 05/10/31 (Call 02/10/31)	10	8,618
2.70%, 03/11/30 (Call 12/11/29)	10	8,882
3.45%, 08/01/24 (Call 05/01/24)	10	10,034
3.60%, 06/05/27 (Call 03/05/27)	10	9,878
3.65%, 05/10/51 (Call 11/10/50)	10	8,049
4.00%, 07/15/42 (Call 01/15/42)	45	39,541
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	10	8,458
3.25%, 02/15/30 (Call 11/15/29)	75	66,299
3.80%, 02/15/28 (Call 11/15/27)	10	9,583
4.50%, 08/15/24 (Call 06/13/22)	10	10,320
4.63%, 08/01/27 (Call 05/01/27)	10	10,003
5.00%, 02/15/26 (Call 11/15/25)	10	10,176
Tencent Music Entertainment Group, 2.00%, 09/03/30 (Call 06/03/30)(a)	55	43,435
VeriSign Inc.
2.70%, 06/15/31 (Call 03/15/31)	38	31,906
4.75%, 07/15/27 (Call 07/15/22)	25	25,093
5.25%, 04/01/25 (Call 01/01/25)	10	10,345
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	25	24,546
		2,386,480
Iron & Steel — 0.2%
ArcelorMittal SA
4.25%, 07/16/29(a)	50	49,018
4.55%, 03/11/26	75	76,012
6.75%, 03/01/41	40	42,598
7.00%, 10/15/39	10	10,820
Nucor Corp.
2.70%, 06/01/30 (Call 03/01/30)(a)	50	44,735
2.98%, 12/15/55 (Call 06/15/55)	38	27,346
3.95%, 05/23/25	10	10,112
4.30%, 05/23/27 (Call 04/23/27)	10	10,164
4.40%, 05/01/48 (Call 11/01/47)	50	47,450
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)	50	46,420
Steel Dynamics Inc.
3.25%, 01/15/31 (Call 10/15/30)	75	68,287
3.25%, 10/15/50 (Call 04/15/50)	15	11,171
5.00%, 12/15/26 (Call 07/01/22)	50	50,713
Vale Overseas Ltd.
3.75%, 07/08/30 (Call 04/08/30)	127	118,358
6.25%, 08/10/26	60	64,560
6.88%, 11/21/36	60	67,340
Security	Par (000)	Value

Iron & Steel (continued)
6.88%, 11/10/39	$10	$11,322
		756,426
Leisure Time — 0.0%
Brunswick Corp., 2.40%, 08/18/31 (Call 05/18/31)	10	7,799
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	10	9,813
4.63%, 07/28/45 (Call 01/28/45)	15	12,472
		30,084
Lodging — 0.1%
Choice Hotels International Inc., 3.70%, 01/15/31 (Call 10/15/30)	10	9,176
Hyatt Hotels Corp.
3.38%, 07/15/23 (Call 04/15/23)	65	64,988
4.85%, 03/15/26 (Call 12/15/25)	10	10,102
5.63%, 04/23/25 (Call 03/23/25)	50	51,659
6.00%, 04/23/30 (Call 01/23/30)	20	20,994
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	10	9,207
3.20%, 08/08/24 (Call 07/08/24)	10	9,607
3.50%, 08/18/26 (Call 06/18/26)	25	22,694
3.90%, 08/08/29 (Call 05/08/29)(a)	25	21,783
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	68	67,484
Series GG, 3.50%, 10/15/32 (Call 07/15/32)	20	17,993
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	25	21,692
Series R, 3.13%, 06/15/26 (Call 03/15/26)	25	24,270
Series X, 4.00%, 04/15/28 (Call 01/15/28)	35	34,224
		385,873
Machinery — 0.3%
Caterpillar Financial Services Corp.
0.45%, 09/14/23	60	58,426
0.45%, 05/17/24	10	9,584
0.80%, 11/13/25	10	9,261
0.90%, 03/02/26	10	9,190
1.10%, 09/14/27	20	17,814
1.45%, 05/15/25	10	9,548
2.15%, 11/08/24	10	9,825
2.85%, 05/17/24(a)	10	10,024
3.75%, 11/24/23(a)	30	30,529
Caterpillar Inc.
1.90%, 03/12/31 (Call 12/12/30)	10	8,731
2.60%, 09/19/29 (Call 06/19/29)	10	9,327
2.60%, 04/09/30 (Call 01/09/30)	10	9,297
3.25%, 09/19/49 (Call 03/19/49)	50	43,308
3.25%, 04/09/50 (Call 10/09/49)	10	8,595
3.40%, 05/15/24 (Call 02/15/24)(a)	10	10,144
5.30%, 09/15/35	50	55,824
6.05%, 08/15/36	28	33,513
CNH Industrial Capital LLC, 1.45%, 07/15/26 (Call 06/15/26)	10	9,057
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	105	102,636
Crane Holdings Co., 4.20%, 03/15/48 (Call 09/15/47)	25	21,311
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	10	9,910
3.75%, 04/15/50 (Call 10/15/49)(a)	90	85,162
3.90%, 06/09/42 (Call 12/09/41)	55	53,286
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	25	24,787
Flowserve Corp., 2.80%, 01/15/32 (Call 10/15/31)	35	28,783
IDEX Corp., 2.63%, 06/15/31 (Call 03/15/31)	10	8,681

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp.
0.70%, 07/05/23	$50	$48,960
0.70%, 01/15/26	10	9,146
1.05%, 06/17/26	10	9,179
1.50%, 03/06/28	85	76,154
1.75%, 03/09/27	100	92,816
3.45%, 03/13/25(a)	87	88,244
3.45%, 03/07/29	50	49,301
nVent Finance Sarl, 2.75%, 11/15/31 (Call 08/15/31)	10	8,579
Oshkosh Corp.
3.10%, 03/01/30 (Call 12/01/29)	10	8,758
4.60%, 05/15/28 (Call 02/15/28)	10	10,111
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	10	9,602
2.57%, 02/15/30 (Call 11/15/29)	60	53,257
Rockwell Automation Inc., 4.20%, 03/01/49 (Call 09/01/48)	5	4,739
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	25	24,155
3.45%, 11/15/26 (Call 08/15/26)	35	33,322
4.40%, 03/15/24 (Call 02/15/24)	125	126,306
4.95%, 09/15/28 (Call 06/15/28)	54	54,242
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	100	90,436
2.25%, 01/30/31 (Call 10/30/30)(a)	10	8,673
		1,492,533
Manufacturing — 0.3%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	10	9,188
3.00%, 08/07/25	50	50,116
3.25%, 08/26/49 (Call 02/26/49)	65	54,800
3.63%, 10/15/47 (Call 04/15/47)	5	4,456
3.88%, 06/15/44	50	46,375
4.00%, 09/14/48 (Call 03/14/48)	50	47,340
5.70%, 03/15/37	10	11,667
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	300	296,574
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	70	68,087
3.90%, 09/01/42 (Call 03/01/42)	50	46,728
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)	58	56,613
3.30%, 11/21/24 (Call 08/21/24)	61	61,012
4.00%, 06/14/49 (Call 12/14/48)	50	43,659
4.20%, 11/21/34 (Call 05/21/34)	55	52,506
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	30	29,451
Textron Inc.
2.45%, 03/15/31 (Call 12/15/30)(a)	107	90,845
3.38%, 03/01/28 (Call 12/01/27)	10	9,597
4.00%, 03/15/26 (Call 12/15/25)	35	35,064
4.30%, 03/01/24 (Call 12/01/23)	71	71,900
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48 (Call 08/21/47)(a)	15	13,651
5.75%, 06/15/43	15	16,388
Trane Technologies Luxembourg Finance SA
3.80%, 03/21/29 (Call 12/21/28)	134	129,003
4.65%, 11/01/44 (Call 05/01/44)	10	9,446
		1,254,466
Security	Par (000)	Value

Media — 1.1%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	$20	$17,049
2.30%, 02/01/32 (Call 11/01/31)	10	7,945
2.80%, 04/01/31 (Call 01/01/31)	15	12,602
3.50%, 06/01/41 (Call 12/01/40)	140	105,056
3.70%, 04/01/51 (Call 10/01/50)	140	102,078
3.75%, 02/15/28 (Call 11/15/27)	115	108,948
3.85%, 04/01/61 (Call 10/01/60)	20	14,243
3.90%, 06/01/52 (Call 12/01/51)	110	82,224
3.95%, 06/30/62 (Call 12/30/61)	20	14,459
4.20%, 03/15/28 (Call 12/15/27)	25	24,227
4.40%, 12/01/61 (Call 06/01/61)	80	62,154
4.80%, 03/01/50 (Call 09/01/49)	45	38,540
4.91%, 07/23/25 (Call 04/23/25)	65	66,467
5.05%, 03/30/29 (Call 12/30/28)	10	9,994
5.13%, 07/01/49 (Call 01/01/49)	72	63,790
5.25%, 04/01/53 (Call 10/01/52)	30	27,392
5.38%, 04/01/38 (Call 10/01/37)	55	51,437
5.38%, 05/01/47 (Call 11/01/46)	70	64,290
5.75%, 04/01/48 (Call 10/01/47)	10	9,689
6.38%, 10/23/35 (Call 04/23/35)	5	5,322
6.48%, 10/23/45 (Call 04/23/45)	80	82,755
6.83%, 10/23/55 (Call 04/23/55)	10	10,605
Comcast Corp.
1.50%, 02/15/31 (Call 11/15/30)	10	8,296
1.95%, 01/15/31 (Call 10/15/30)	50	43,020
2.45%, 08/15/52 (Call 02/15/52)	40	28,404
2.65%, 02/01/30 (Call 11/01/29)	170	157,000
2.65%, 08/15/62 (Call 02/15/62)	90	61,812
2.94%, 11/01/56 (Call 05/01/56)(e)	200	149,090
2.99%, 11/01/63 (Call 05/01/63)(e)	206	149,336
3.15%, 03/01/26 (Call 12/01/25)	50	49,668
3.25%, 11/01/39 (Call 05/01/39)	100	86,948
3.38%, 08/15/25 (Call 05/15/25)	50	50,255
3.40%, 04/01/30 (Call 01/01/30)	50	48,435
3.40%, 07/15/46 (Call 01/15/46)	50	42,537
3.70%, 04/15/24 (Call 03/15/24)	50	50,837
3.75%, 04/01/40 (Call 10/01/39)	100	91,484
4.20%, 08/15/34 (Call 02/15/34)	97	97,675
4.25%, 10/15/30 (Call 07/15/30)	75	76,576
4.60%, 08/15/45 (Call 02/15/45)	96	96,292
4.65%, 07/15/42	50	50,182
4.70%, 10/15/48 (Call 04/15/48)	105	107,477
4.75%, 03/01/44	50	50,750
4.95%, 10/15/58 (Call 04/15/58)	50	54,021
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	10	9,245
3.95%, 06/15/25 (Call 03/15/25)	134	133,053
3.95%, 03/20/28 (Call 12/20/27)	10	9,674
4.00%, 09/15/55 (Call 03/15/55)	25	18,947
4.13%, 05/15/29 (Call 02/15/29)	10	9,543
4.65%, 05/15/50 (Call 11/15/49)	50	41,886
5.20%, 09/20/47 (Call 03/20/47)	50	45,672
5.30%, 05/15/49 (Call 11/15/48)	5	4,640
Fox Corp.
3.05%, 04/07/25 (Call 03/07/25)	50	49,296
3.50%, 04/08/30 (Call 01/08/30)	35	32,656
4.03%, 01/25/24 (Call 12/25/23)	75	76,091
4.71%, 01/25/29 (Call 10/25/28)	85	86,331

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.48%, 01/25/39 (Call 07/25/38)	$10	$10,266
5.58%, 01/25/49 (Call 07/25/48)	49	50,983
Grupo Televisa SAB, 6.63%, 01/15/40	106	117,955
NBCUniversal Media LLC, 5.95%, 04/01/41	10	11,668
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(a)	105	99,833
4.20%, 05/19/32 (Call 02/19/32)	35	32,815
4.38%, 03/15/43	35	29,435
4.75%, 05/15/25 (Call 04/15/25)	22	22,604
4.90%, 08/15/44 (Call 02/15/44)	15	13,288
4.95%, 01/15/31 (Call 10/15/30)	10	9,995
4.95%, 05/19/50 (Call 11/19/49)	65	58,808
5.50%, 05/15/33	15	15,176
5.85%, 09/01/43 (Call 03/01/43)	100	100,771
TCI Communications Inc., 7.13%, 02/15/28	10	11,573
Thomson Reuters Corp.
4.30%, 11/23/23 (Call 08/23/23)	50	50,742
5.50%, 08/15/35	29	30,749
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	80	66,488
5.50%, 09/01/41 (Call 03/01/41)	5	4,635
5.88%, 11/15/40 (Call 05/15/40)(a)	10	9,953
6.55%, 05/01/37	60	63,382
6.75%, 06/15/39	30	31,960
7.30%, 07/01/38	30	33,252
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	62	75,119
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	10	9,413
Series E, 4.13%, 12/01/41	72	68,520
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	160	156,317
1.75%, 01/13/26	10	9,502
2.00%, 09/01/29 (Call 06/01/29)	25	22,103
2.20%, 01/13/28	90	84,112
2.65%, 01/13/31	235	212,922
2.75%, 09/01/49 (Call 03/01/49)	115	86,851
3.60%, 01/13/51 (Call 07/13/50)(a)	110	96,703
3.70%, 10/15/25 (Call 07/15/25)	50	50,459
3.80%, 03/22/30	10	9,951
3.80%, 05/13/60 (Call 11/13/59)	125	110,431
4.63%, 03/23/40 (Call 09/23/39)	20	20,549
4.70%, 03/23/50 (Call 09/23/49)(a)	10	10,424
4.95%, 10/15/45 (Call 04/15/45)	10	10,478
		4,958,580
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	140	140,624
Timken Co. (The), 4.13%, 04/01/32 (Call 01/01/32)	10	9,435
		150,059
Mining — 0.2%
Barrick Gold Corp., 5.25%, 04/01/42	100	103,926
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	55	53,096
5.00%, 09/30/43	101	108,443
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 03/01/23)	10	9,604
4.25%, 03/01/30 (Call 03/01/25)	10	9,473
4.55%, 11/14/24 (Call 08/14/24)	10	10,155
4.63%, 08/01/30 (Call 08/01/25)(a)	10	9,676
5.25%, 09/01/29 (Call 09/01/24)	10	10,002
Security	Par (000)	Value

Mining (continued)
5.45%, 03/15/43 (Call 09/15/42)	$60	$59,049
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	15	15,164
5.95%, 03/15/24 (Call 12/15/23)	10	10,364
Newmont Corp.
2.25%, 10/01/30 (Call 07/01/30)	80	68,814
2.60%, 07/15/32 (Call 04/15/32)	60	51,753
4.88%, 03/15/42 (Call 09/15/41)	50	50,625
5.88%, 04/01/35	5	5,500
Rio Tinto Alcan Inc.
5.75%, 06/01/35	5	5,646
6.13%, 12/15/33	50	59,311
7.25%, 03/15/31	75	92,154
Rio Tinto Finance USA PLC, 4.13%, 08/21/42 (Call 02/21/42)	50	48,447
Southern Copper Corp.
5.88%, 04/23/45	15	16,561
6.75%, 04/16/40	55	65,432
7.50%, 07/27/35	50	61,266
Teck Resources Ltd., 6.25%, 07/15/41 (Call 01/15/41)	50	54,164
Yamana Gold Inc., 2.63%, 08/15/31 (Call 05/15/31)	90	75,680
		1,054,305
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)	55	50,602
3.25%, 02/15/29 (Call 08/15/23)	40	35,377
3.28%, 12/01/28 (Call 10/01/28)	55	49,488
3.57%, 12/01/31 (Call 09/01/31)	80	71,325
4.13%, 05/01/25 (Call 07/01/22)	50	49,492
4.25%, 04/01/28 (Call 10/01/22)	35	33,440
5.50%, 12/01/24 (Call 06/01/24)	120	122,564
		412,288
Oil & Gas — 1.2%
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	125	92,124
2.94%, 06/04/51 (Call 12/04/50)	50	37,997
3.00%, 02/24/50 (Call 08/24/49)	10	7,726
3.02%, 01/16/27 (Call 10/16/26)	10	9,734
3.06%, 06/17/41 (Call 12/17/40)	150	124,053
3.12%, 05/04/26 (Call 02/04/26)	10	9,856
3.19%, 04/06/25 (Call 03/06/25)	10	9,983
3.38%, 02/08/61 (Call 08/08/60)	50	39,828
3.79%, 02/06/24 (Call 01/06/24)	110	111,621
3.94%, 09/21/28 (Call 06/21/28)	10	10,031
BP Capital Markets PLC
3.54%, 11/04/24	110	111,259
3.81%, 02/10/24	10	10,175
3.99%, 09/26/23	10	10,172
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	10	9,511
3.80%, 04/15/24 (Call 01/15/24)	25	25,156
3.90%, 02/01/25 (Call 11/01/24)	50	50,207
4.95%, 06/01/47 (Call 12/01/46)	50	49,930
5.85%, 02/01/35	15	15,775
Cenovus Energy Inc.
2.65%, 01/15/32 (Call 10/15/31)	15	12,943
4.40%, 04/15/29 (Call 01/15/29)	10	9,957
5.25%, 06/15/37 (Call 12/15/36)	105	106,884
5.40%, 06/15/47 (Call 12/15/46)	50	50,866

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Chevron Corp.
2.00%, 05/11/27 (Call 03/11/27)	$10	$9,400
2.24%, 05/11/30 (Call 02/11/30)	10	9,066
2.90%, 03/03/24 (Call 01/03/24)	35	35,183
3.08%, 05/11/50 (Call 11/11/49)(a)	60	50,513
Chevron USA Inc.
0.43%, 08/11/23	35	34,268
1.02%, 08/12/27 (Call 06/12/27)	60	53,329
2.34%, 08/12/50 (Call 02/12/50)	88	64,228
3.25%, 10/15/29 (Call 07/15/29)	54	52,504
3.85%, 01/15/28 (Call 10/15/27)	65	66,189
ConocoPhillips, 5.90%, 10/15/32	50	57,195
ConocoPhillips Co.
3.76%, 03/15/42 (Call 09/15/41)(e)	25	23,240
4.03%, 03/15/62 (Call 09/15/61)(e)	107	97,809
Continental Resources Inc./OK, 4.90%, 06/01/44 (Call 12/01/43)	15	13,363
Coterra Energy Inc., 4.38%, 03/15/29 (Call 12/15/28)(e)	35	35,070
Devon Energy Corp.
4.50%, 01/15/30 (Call 01/15/25)	75	74,015
4.75%, 05/15/42 (Call 11/15/41)	66	63,187
5.25%, 10/15/27 (Call 10/15/22)	25	25,385
5.88%, 06/15/28 (Call 06/15/23)	25	25,999
Diamondback Energy Inc.
3.13%, 03/24/31 (Call 12/24/30)	115	104,688
3.25%, 12/01/26 (Call 10/01/26)	110	109,388
3.50%, 12/01/29 (Call 09/01/29)	75	71,197
EOG Resources Inc.
4.38%, 04/15/30 (Call 01/15/30)	60	62,087
4.95%, 04/15/50 (Call 10/15/49)	10	10,999
EQT Corp.
3.90%, 10/01/27 (Call 07/01/27)	10	9,635
5.00%, 01/15/29 (Call 07/15/28)	10	9,914
6.63%, 02/01/25 (Call 01/01/25)	25	26,069
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)	100	94,499
2.38%, 05/22/30 (Call 02/22/30)	105	94,841
3.00%, 04/06/27 (Call 02/06/27)	65	63,746
3.13%, 04/06/30 (Call 01/06/30)	100	95,776
3.25%, 11/18/49 (Call 05/18/49)	60	50,231
3.63%, 04/06/40 (Call 10/06/39)	5	4,596
3.70%, 04/06/50 (Call 10/06/49)	125	113,816
3.95%, 05/15/43	10	9,404
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	10	9,648
2.44%, 08/16/29 (Call 05/16/29)	40	36,974
2.61%, 10/15/30 (Call 07/15/30)	10	9,303
3.04%, 03/01/26 (Call 12/01/25)	10	9,972
3.10%, 08/16/49 (Call 02/16/49)	160	131,269
3.45%, 04/15/51 (Call 10/15/50)	26	22,570
3.48%, 03/19/30 (Call 12/19/29)	155	153,174
4.11%, 03/01/46 (Call 09/01/45)	95	92,075
4.33%, 03/19/50 (Call 09/19/49)	61	61,371
Helmerich & Payne Inc., 2.90%, 09/29/31 (Call 06/29/31)(e)	25	21,868
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	45	44,855
4.30%, 04/01/27 (Call 01/01/27)	25	25,005
5.80%, 04/01/47 (Call 10/01/46)	15	15,801
6.00%, 01/15/40	30	31,902
7.13%, 03/15/33	15	17,220
Security	Par (000)	Value

Oil & Gas (continued)
7.30%, 08/15/31	$50	$58,638
7.88%, 10/01/29	15	17,794
HF Sinclair Corp., 5.88%, 04/01/26 (Call 01/01/26)(e)	10	10,244
Marathon Oil Corp.
4.40%, 07/15/27 (Call 04/15/27)	60	60,366
5.20%, 06/01/45 (Call 12/01/44)(a)	35	34,430
Marathon Petroleum Corp.
4.70%, 05/01/25 (Call 04/01/25)	60	61,738
4.75%, 09/15/44 (Call 03/15/44)	50	45,900
6.50%, 03/01/41 (Call 09/01/40)	50	56,908
Ovintiv Inc.
6.50%, 08/15/34	5	5,488
6.50%, 02/01/38	100	108,687
7.20%, 11/01/31	5	5,674
Phillips 66
0.90%, 02/15/24 (Call 07/01/22)	25	24,159
1.30%, 02/15/26 (Call 01/15/26)	20	18,373
2.15%, 12/15/30 (Call 09/15/30)	81	68,641
3.30%, 03/15/52 (Call 09/15/51)	50	39,118
3.85%, 04/09/25 (Call 03/09/25)	50	50,460
5.88%, 05/01/42	25	28,185
Shell International Finance BV
2.38%, 11/07/29 (Call 08/07/29)	10	9,093
2.50%, 09/12/26	10	9,724
2.75%, 04/06/30 (Call 01/06/30)	10	9,261
2.88%, 05/10/26	10	9,852
3.13%, 11/07/49 (Call 05/07/49)	175	142,467
3.25%, 05/11/25	10	10,068
3.25%, 04/06/50 (Call 10/06/49)	10	8,371
3.50%, 11/13/23 (Call 10/13/23)	10	10,129
3.75%, 09/12/46	50	44,987
3.88%, 11/13/28 (Call 08/13/28)	163	165,065
4.13%, 05/11/35	200	198,890
4.55%, 08/12/43	50	50,651
Suncor Energy Inc.
2.80%, 05/15/23	75	74,925
4.00%, 11/15/47 (Call 05/15/47)	50	44,408
6.50%, 06/15/38(a)	100	114,419
TotalEnergies Capital Canada Ltd., 2.75%, 07/15/23	25	25,052
TotalEnergies Capital International SA
2.43%, 01/10/25 (Call 10/10/24)	125	122,970
2.83%, 01/10/30 (Call 10/10/29)	60	56,132
3.13%, 05/29/50 (Call 11/29/49)	80	65,169
3.45%, 02/19/29 (Call 11/19/28)	10	9,770
3.70%, 01/15/24	35	35,499
3.75%, 04/10/24	10	10,183
TotalEnergies Capital SA, 3.88%, 10/11/28	40	40,408
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)	70	63,497
2.85%, 04/15/25 (Call 03/15/25)	3	2,943
3.65%, 12/01/51 (Call 06/01/51)	100	79,848
4.00%, 04/01/29 (Call 01/01/29)	10	9,768
4.35%, 06/01/28 (Call 03/01/28)(a)	10	9,996
		5,447,972
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	35	32,713
3.14%, 11/07/29 (Call 08/07/29)	50	46,567
3.34%, 12/15/27 (Call 09/15/27)	10	9,700
4.08%, 12/15/47 (Call 06/15/47)	101	90,939

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	$135	$123,861
3.80%, 11/15/25 (Call 08/15/25)	4	4,048
5.00%, 11/15/45 (Call 05/15/45)	110	107,887
HF Sinclair Corp., 4.50%, 10/01/30	10	9,135
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)	10	9,330
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	65	59,212
3.65%, 12/01/23 (Call 09/01/23)	128	129,788
		623,180
Packaging & Containers — 0.2%
Amcor Finance USA Inc., 3.63%, 04/28/26 (Call 01/28/26)	10	9,815
Amcor Flexibles North America Inc., 2.69%, 05/25/31 (Call 02/25/31)	25	21,344
AptarGroup Inc., 3.60%, 03/15/32 (Call 12/15/31)	15	13,790
Berry Global Inc.
0.95%, 02/15/24 (Call 01/15/24)	160	152,045
1.57%, 01/15/26 (Call 12/15/25)	60	54,634
1.65%, 01/15/27 (Call 12/15/26)	60	53,632
Packaging Corp. of America
3.00%, 12/15/29 (Call 09/15/29)	10	9,222
3.40%, 12/15/27 (Call 09/15/27)	171	167,407
3.65%, 09/15/24 (Call 06/15/24)	50	50,281
Sonoco Products Co.
1.80%, 02/01/25 (Call 02/01/23)	50	47,670
2.25%, 02/01/27 (Call 01/01/27)	45	41,632
2.85%, 02/01/32 (Call 11/01/31)	50	43,483
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)	10	9,895
4.20%, 06/01/32 (Call 03/01/32)	60	58,793
4.65%, 03/15/26 (Call 01/15/26)	60	61,662
4.90%, 03/15/29 (Call 12/15/28)	100	103,197
		898,502
Pharmaceuticals — 2.0%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	30	29,608
3.20%, 11/21/29 (Call 08/21/29)	25	23,548
3.60%, 05/14/25 (Call 02/14/25)	55	55,372
3.85%, 06/15/24 (Call 03/15/24)	105	106,363
4.05%, 11/21/39 (Call 05/21/39)	160	149,098
4.25%, 11/14/28 (Call 08/14/28)	10	10,167
4.25%, 11/21/49 (Call 05/21/49)	160	148,986
4.40%, 11/06/42	50	47,896
4.45%, 05/14/46 (Call 11/14/45)	125	119,857
4.50%, 05/14/35 (Call 11/14/34)	10	10,140
4.55%, 03/15/35 (Call 09/15/34)	123	124,722
4.70%, 05/14/45 (Call 11/14/44)	25	24,858
4.75%, 03/15/45 (Call 09/15/44)	50	49,724
4.88%, 11/14/48 (Call 05/14/48)	135	136,951
AmerisourceBergen Corp.
2.70%, 03/15/31 (Call 12/15/30)	45	39,981
3.25%, 03/01/25 (Call 12/01/24)	15	14,886
Astrazeneca Finance LLC
0.70%, 05/28/24 (Call 07/01/22)	68	65,162
2.25%, 05/28/31 (Call 02/28/31)	10	8,894
AstraZeneca PLC
1.38%, 08/06/30 (Call 05/06/30)	75	62,770
3.00%, 05/28/51 (Call 11/28/50)	10	8,308
3.50%, 08/17/23 (Call 07/17/23)	223	225,433
Security	Par (000)	Value

Pharmaceuticals (continued)
4.38%, 11/16/45	$75	$75,739
4.38%, 08/17/48 (Call 02/17/48)	25	25,584
6.45%, 09/15/37(a)	35	44,055
Becton Dickinson and Co.
1.96%, 02/11/31 (Call 11/11/30)	60	49,819
2.82%, 05/20/30 (Call 02/20/30)	10	9,012
3.70%, 06/06/27 (Call 03/06/27)	10	9,950
4.67%, 06/06/47 (Call 12/06/46)	50	48,970
Bristol-Myers Squibb Co.
0.54%, 11/13/23 (Call 07/01/22)	260	253,159
0.75%, 11/13/25 (Call 10/13/25)	185	170,870
1.13%, 11/13/27 (Call 09/13/27)(a)	10	8,983
2.55%, 11/13/50 (Call 05/13/50)	50	37,054
2.90%, 07/26/24 (Call 06/26/24)	10	10,033
3.20%, 06/15/26 (Call 04/15/26)	7	7,021
3.40%, 07/26/29 (Call 04/26/29)	10	9,876
3.55%, 03/15/42 (Call 09/15/41)	10	9,034
3.70%, 03/15/52 (Call 09/15/51)	50	45,316
3.90%, 02/20/28 (Call 11/20/27)	210	213,591
3.90%, 03/15/62 (Call 09/15/61)	10	9,064
4.13%, 06/15/39 (Call 12/15/38)	110	108,453
4.25%, 10/26/49 (Call 04/26/49)	125	123,642
4.55%, 02/20/48 (Call 08/20/47)	20	20,525
Cardinal Health Inc.
4.60%, 03/15/43	65	58,439
4.90%, 09/15/45 (Call 03/15/45)	25	23,695
Cigna Corp.
1.25%, 03/15/26 (Call 02/15/26)	10	9,164
2.38%, 03/15/31 (Call 12/15/30)	205	179,205
2.40%, 03/15/30 (Call 12/15/29)	75	66,302
3.40%, 03/15/50 (Call 09/15/49)	50	40,063
3.75%, 07/15/23 (Call 06/15/23)	39	39,402
4.38%, 10/15/28 (Call 07/15/28)	225	228,352
4.50%, 02/25/26 (Call 11/27/25)	10	10,291
4.80%, 08/15/38 (Call 02/15/38)	10	10,142
4.80%, 07/15/46 (Call 01/16/46)	115	114,608
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	50	44,332
1.75%, 08/21/30 (Call 05/21/30)	10	8,320
1.88%, 02/28/31 (Call 11/28/30)	10	8,314
2.63%, 08/15/24 (Call 07/15/24)	10	9,913
2.70%, 08/21/40 (Call 02/21/40)	35	26,609
2.88%, 06/01/26 (Call 03/01/26)	125	121,336
3.00%, 08/15/26 (Call 06/15/26)	50	48,813
3.25%, 08/15/29 (Call 05/15/29)	10	9,423
3.38%, 08/12/24 (Call 05/12/24)	10	10,038
3.63%, 04/01/27 (Call 02/01/27)	10	9,982
3.75%, 04/01/30 (Call 01/01/30)	75	72,379
3.88%, 07/20/25 (Call 04/20/25)	50	50,561
4.10%, 03/25/25 (Call 01/25/25)	50	51,019
4.13%, 04/01/40 (Call 10/01/39)	200	183,364
4.25%, 04/01/50 (Call 10/01/49)	10	9,147
4.30%, 03/25/28 (Call 12/25/27)	200	202,502
4.78%, 03/25/38 (Call 09/25/37)	10	10,031
5.05%, 03/25/48 (Call 09/25/47)	208	211,923
5.13%, 07/20/45 (Call 01/20/45)	75	76,532
6.25%, 06/01/27	50	54,919
Eli Lilly & Co.
3.38%, 03/15/29 (Call 12/15/28)	10	9,917
4.15%, 03/15/59 (Call 09/15/58)	50	49,750

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	$10	$10,165
5.38%, 04/15/34	50	56,912
6.38%, 05/15/38	100	123,978
GlaxoSmithKline Capital PLC
0.53%, 10/01/23 (Call 10/01/22)	35	34,116
3.00%, 06/01/24 (Call 05/01/24)	60	60,232
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	10	9,294
0.95%, 09/01/27 (Call 07/01/27)	10	8,984
1.30%, 09/01/30 (Call 06/01/30)	25	21,482
2.10%, 09/01/40 (Call 03/01/40)	10	7,604
2.45%, 03/01/26 (Call 12/01/25)	50	49,250
2.90%, 01/15/28 (Call 10/15/27)	65	63,893
2.95%, 03/03/27 (Call 12/03/26)	10	9,969
3.55%, 03/01/36 (Call 09/01/35)	181	177,595
3.63%, 03/03/37 (Call 09/03/36)	10	9,823
3.70%, 03/01/46 (Call 09/01/45)	188	179,173
5.95%, 08/15/37	150	185,269
McKesson Corp.
1.30%, 08/15/26 (Call 07/15/26)	200	180,822
3.80%, 03/15/24 (Call 12/15/23)	73	73,764
Mead Johnson Nutrition Co., 4.60%, 06/01/44 (Call 12/01/43)	15	15,101
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)	25	22,993
1.45%, 06/24/30 (Call 03/24/30)	75	63,796
2.15%, 12/10/31 (Call 09/10/31)	50	44,320
2.35%, 06/24/40 (Call 12/24/39)	135	107,171
2.45%, 06/24/50 (Call 12/24/49)	60	44,233
3.40%, 03/07/29 (Call 12/07/28)	85	84,085
3.70%, 02/10/45 (Call 08/10/44)	75	69,322
4.00%, 03/07/49 (Call 09/07/48)	55	53,385
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	50	56,365
Mylan Inc.
4.20%, 11/29/23 (Call 08/29/23)	56	56,486
5.20%, 04/15/48 (Call 10/15/47)	60	52,707
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	10	9,743
2.00%, 02/14/27 (Call 12/14/26)	10	9,489
2.20%, 08/14/30 (Call 05/14/30)	10	9,015
2.75%, 08/14/50 (Call 02/14/50)	10	8,054
3.00%, 11/20/25 (Call 08/20/25)	110	110,426
3.40%, 05/06/24	45	45,634
4.00%, 11/20/45 (Call 05/20/45)	33	32,113
4.40%, 05/06/44	75	77,483
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)	10	9,419
1.70%, 05/28/30 (Call 02/28/30)	10	8,687
1.75%, 08/18/31 (Call 05/18/31)(a)	100	85,630
2.55%, 05/28/40 (Call 11/28/39)	50	40,807
2.63%, 04/01/30 (Call 01/01/30)	75	69,931
2.70%, 05/28/50 (Call 11/28/49)	40	31,758
2.75%, 06/03/26	10	9,848
3.00%, 12/15/26	10	9,935
3.20%, 09/15/23 (Call 08/15/23)	73	73,734
3.45%, 03/15/29 (Call 12/15/28)	10	9,898
3.60%, 09/15/28 (Call 06/15/28)	235	237,914
4.00%, 03/15/49 (Call 09/15/48)	75	73,306
4.20%, 09/15/48 (Call 03/15/48)	100	100,609
5.60%, 09/15/40	50	57,707
Security	Par (000)	Value

Pharmaceuticals (continued)
Pharmacia LLC, 6.60%, 12/01/28	$250	$288,130
Shire Acquisitions Investments Ireland DAC
2.88%, 09/23/23 (Call 07/23/23)	18	17,948
3.20%, 09/23/26 (Call 06/23/26)	191	186,787
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40 (Call 01/09/40)	200	160,858
4.40%, 11/26/23 (Call 10/26/23)	225	228,935
Utah Acquisition Sub Inc.
3.95%, 06/15/26 (Call 03/15/26)	50	48,904
5.25%, 06/15/46 (Call 12/15/45)	10	8,920
Viatris Inc.
2.30%, 06/22/27 (Call 04/22/27)	10	8,943
2.70%, 06/22/30 (Call 03/22/30)	10	8,408
3.85%, 06/22/40 (Call 12/22/39)	20	15,551
4.00%, 06/22/50 (Call 12/22/49)	60	44,435
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)	70	67,649
3.00%, 05/15/50 (Call 11/15/49)	25	19,648
3.95%, 09/12/47 (Call 03/12/47)	40	36,940
		9,006,746
Pipelines — 1.2%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	105	93,446
4.95%, 12/15/24 (Call 09/15/24)	131	133,940
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	25	23,656
5.13%, 06/30/27 (Call 01/01/27)	25	25,772
5.88%, 03/31/25 (Call 10/02/24)	60	62,472
7.00%, 06/30/24 (Call 01/01/24)	205	215,256
Columbia Pipeline Group Inc., 5.80%, 06/01/45 (Call 12/01/44)	10	10,619
Eastern Gas Transmission & Storage Inc.
3.00%, 11/15/29 (Call 08/15/29)(e)	57	52,948
4.80%, 11/01/43 (Call 05/01/43)(e)	20	19,259
Enbridge Energy Partners LP, 7.38%, 10/15/45 (Call 04/15/45)	50	62,796
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)	35	31,826
2.50%, 08/01/33 (Call 05/01/33)	10	8,418
3.13%, 11/15/29 (Call 08/15/29)	42	39,002
3.50%, 06/10/24 (Call 03/10/24)	100	100,464
3.70%, 07/15/27 (Call 04/15/27)	10	9,825
4.00%, 10/01/23 (Call 07/01/23)	25	25,263
4.00%, 11/15/49 (Call 05/15/49)	35	30,935
4.25%, 12/01/26 (Call 09/01/26)	10	10,108
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	10	9,753
3.75%, 05/15/30 (Call 02/15/30)	10	9,356
4.00%, 10/01/27 (Call 07/01/27)	65	63,314
4.05%, 03/15/25 (Call 12/15/24)	10	10,039
4.25%, 04/01/24 (Call 01/01/24)(a)	25	25,181
4.50%, 04/15/24 (Call 03/15/24)	35	35,494
4.95%, 05/15/28 (Call 02/15/28)	75	75,479
4.95%, 06/15/28 (Call 03/15/28)	10	10,164
5.00%, 05/15/44 (Call 11/15/43)	10	8,837
5.00%, 05/15/50 (Call 11/15/49)	128	115,570
5.15%, 03/15/45 (Call 09/15/44)	25	22,784
5.25%, 04/15/29 (Call 01/15/29)	10	10,289
5.40%, 10/01/47 (Call 04/01/47)	100	92,353
5.50%, 06/01/27 (Call 03/01/27)	200	207,914

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.88%, 01/15/24 (Call 10/15/23)	$10	$10,304
5.95%, 10/01/43 (Call 04/01/43)	10	9,808
6.00%, 06/15/48 (Call 12/15/47)	70	69,090
6.10%, 02/15/42	20	19,801
6.25%, 04/15/49 (Call 10/15/48)	50	51,021
Series 20Y, 5.80%, 06/15/38 (Call 12/15/37)	10	9,897
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	130	118,901
3.13%, 07/31/29 (Call 04/30/29)	10	9,393
3.20%, 02/15/52 (Call 08/15/51)	10	7,576
3.70%, 02/15/26 (Call 11/15/25)	50	50,128
3.95%, 01/31/60 (Call 07/31/59)	25	20,807
4.15%, 10/16/28 (Call 07/16/28)(a)	10	10,070
4.25%, 02/15/48 (Call 08/15/47)	100	90,184
4.80%, 02/01/49 (Call 08/01/48)	50	48,140
4.85%, 03/15/44 (Call 09/15/43)	75	72,874
4.90%, 05/15/46 (Call 11/15/45)	175	170,196
Kinder Morgan Energy Partners LP
5.00%, 03/01/43 (Call 09/01/42)	35	32,620
5.40%, 09/01/44 (Call 03/01/44)	71	69,014
5.50%, 03/01/44 (Call 09/01/43)	100	97,723
6.95%, 01/15/38	100	114,006
Kinder Morgan Inc.
2.00%, 02/15/31 (Call 11/15/30)	10	8,304
3.60%, 02/15/51 (Call 08/15/50)(a)	10	7,792
4.30%, 03/01/28 (Call 12/01/27)	10	10,037
5.05%, 02/15/46 (Call 08/15/45)	75	71,170
5.20%, 03/01/48 (Call 09/01/47)	5	4,833
5.55%, 06/01/45 (Call 12/01/44)	35	35,669
Magellan Midstream Partners LP
3.25%, 06/01/30 (Call 03/01/30)	10	9,187
4.20%, 10/03/47 (Call 04/03/47)	49	42,690
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	10	9,176
4.00%, 03/15/28 (Call 12/15/27)	10	9,795
4.13%, 03/01/27 (Call 12/01/26)	10	9,928
4.50%, 04/15/38 (Call 10/15/37)	25	23,251
4.70%, 04/15/48 (Call 10/15/47)	25	22,381
4.80%, 02/15/29 (Call 11/15/28)	35	35,547
4.88%, 12/01/24 (Call 09/01/24)	25	25,590
4.88%, 06/01/25 (Call 03/01/25)	10	10,238
4.90%, 04/15/58 (Call 10/15/57)	75	65,578
5.50%, 02/15/49 (Call 08/15/48)	70	69,841
ONEOK Inc.
3.10%, 03/15/30 (Call 12/15/29)	89	79,473
4.45%, 09/01/49 (Call 03/01/49)	10	8,459
4.55%, 07/15/28 (Call 04/15/28)	10	10,016
5.20%, 07/15/48 (Call 01/15/48)	100	94,639
5.85%, 01/15/26 (Call 12/15/25)	10	10,550
7.15%, 01/15/51 (Call 07/15/50)	10	11,226
7.50%, 09/01/23 (Call 06/01/23)	25	26,050
ONEOK Partners LP
6.20%, 09/15/43 (Call 03/15/43)	47	46,291
6.65%, 10/01/36	5	5,344
Plains All American Pipeline LP/PAA Finance Corp.
3.85%, 10/15/23 (Call 07/15/23)	15	15,063
4.30%, 01/31/43 (Call 07/31/42)	10	8,013
4.50%, 12/15/26 (Call 09/15/26)(a)	10	10,090
4.70%, 06/15/44 (Call 12/15/43)	20	16,876
4.90%, 02/15/45 (Call 08/15/44)	49	42,502
Security	Par (000)	Value

Pipelines (continued)
6.65%, 01/15/37	$65	$68,362
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	115	113,830
4.50%, 05/15/30 (Call 11/15/29)	10	9,996
5.00%, 03/15/27 (Call 09/15/26)	65	67,005
5.63%, 03/01/25 (Call 12/01/24)	133	138,098
5.75%, 05/15/24 (Call 02/15/24)	100	103,310
5.88%, 06/30/26 (Call 12/31/25)	25	26,428
Spectra Energy Partners LP
4.75%, 03/15/24 (Call 12/15/23)	10	10,215
5.95%, 09/25/43 (Call 03/25/43)	50	54,920
Targa Resources Partners LP/Targa Resources Partners
Finance Corp., 4.00%, 01/15/32 (Call 07/15/26)	35	31,930
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	15	14,953
4.38%, 03/13/25 (Call 12/13/24)	10	10,137
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	60	59,329
4.25%, 05/15/28 (Call 02/15/28)	50	50,360
5.00%, 10/16/43 (Call 04/16/43)	105	105,408
6.10%, 06/01/40	50	56,336
6.20%, 10/15/37	25	28,611
7.63%, 01/15/39	50	64,814
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	180	166,984
4.00%, 03/15/28 (Call 12/15/27)	80	79,450
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	35	30,350
3.50%, 11/15/30 (Call 08/15/30)	10	9,346
3.75%, 06/15/27 (Call 03/15/27)	10	9,830
3.90%, 01/15/25 (Call 10/15/24)	75	75,341
4.30%, 03/04/24 (Call 12/04/23)	10	10,147
4.55%, 06/24/24 (Call 03/24/24)	10	10,167
5.10%, 09/15/45 (Call 03/15/45)	75	73,548
6.30%, 04/15/40	50	55,399
		5,124,288
Real Estate — 0.0%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	50	42,033
4.88%, 03/01/26 (Call 12/01/25)	50	51,287
Essential Properties LP, 2.95%, 07/15/31 (Call 04/15/31)	15	12,226
		105,546
Real Estate Investment Trusts — 1.3%
Agree LP, 2.00%, 06/15/28 (Call 04/15/28)	25	22,012
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32 (Call 02/18/32)	45	37,134
2.75%, 12/15/29 (Call 09/15/29)	25	22,554
3.00%, 05/18/51 (Call 11/18/50)	120	86,370
3.45%, 04/30/25 (Call 02/28/25)	10	9,974
3.55%, 03/15/52 (Call 09/15/51)	10	7,985
4.00%, 02/01/50 (Call 08/01/49)	25	21,536
American Assets Trust LP, 3.38%, 02/01/31 (Call 11/01/30)	10	8,815
American Campus Communities Operating Partnership LP
2.25%, 01/15/29 (Call 11/15/28)	10	9,393
3.88%, 01/30/31 (Call 10/30/30)	70	70,292
4.13%, 07/01/24 (Call 04/01/24)	75	76,036
American Homes 4 Rent LP
2.38%, 07/15/31 (Call 04/15/31)	70	57,710
3.38%, 07/15/51 (Call 01/15/51)	15	10,992

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.25%, 02/15/28 (Call 11/15/27)	$40	$39,221
4.90%, 02/15/29 (Call 11/15/28)	10	10,130
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)	10	9,213
1.50%, 01/31/28 (Call 11/30/27)	110	94,244
1.60%, 04/15/26 (Call 03/15/26)	10	9,131
1.88%, 10/15/30 (Call 07/15/30)	35	28,164
2.75%, 01/15/27 (Call 11/15/26)	10	9,357
2.95%, 01/15/51 (Call 07/15/50)	10	7,051
3.10%, 06/15/50 (Call 12/15/49)	80	58,128
3.38%, 10/15/26 (Call 07/15/26)	10	9,691
3.55%, 07/15/27 (Call 04/15/27)	60	57,714
3.95%, 03/15/29 (Call 12/15/28)	50	47,890
4.00%, 06/01/25 (Call 03/01/25)	10	10,064
4.40%, 02/15/26 (Call 11/15/25)	10	10,144
5.00%, 02/15/24	50	51,391
AvalonBay Communities Inc.
2.30%, 03/01/30 (Call 12/01/29)	35	31,087
2.45%, 01/15/31 (Call 10/17/30)	10	8,921
3.90%, 10/15/46 (Call 04/15/46)	25	22,744
4.20%, 12/15/23 (Call 09/16/23)	15	15,204
4.35%, 04/15/48 (Call 10/18/47)	25	24,452
Boston Properties LP
2.55%, 04/01/32 (Call 01/01/32)	15	12,482
3.25%, 01/30/31 (Call 10/30/30)	100	89,651
3.40%, 06/21/29 (Call 03/21/29)	15	13,947
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)	20	19,353
4.55%, 10/01/29 (Call 07/01/29)(a)	10	9,849
Brixmor Operating Partnership LP
3.90%, 03/15/27 (Call 12/15/26)	10	9,737
4.05%, 07/01/30 (Call 04/01/30)	75	70,523
Camden Property Trust, 3.35%, 11/01/49 (Call 05/01/49)	15	12,153
Corporate Office Properties LP
2.00%, 01/15/29 (Call 11/15/28)	15	12,548
2.75%, 04/15/31 (Call 01/15/31)	25	21,008
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	10	8,905
1.35%, 07/15/25 (Call 06/15/25)(a)	90	83,335
2.25%, 01/15/31 (Call 10/15/30)	195	163,650
2.90%, 04/01/41 (Call 10/01/40)	10	7,605
3.10%, 11/15/29 (Call 08/15/29)	50	45,458
3.25%, 01/15/51 (Call 07/15/50)	50	37,701
3.65%, 09/01/27 (Call 06/01/27)	10	9,745
3.70%, 06/15/26 (Call 03/15/26)	10	9,911
3.80%, 02/15/28 (Call 11/15/27)	20	19,473
4.00%, 03/01/27 (Call 12/01/26)	20	19,906
4.00%, 11/15/49 (Call 05/15/49)	10	8,451
CubeSmart LP
2.25%, 12/15/28 (Call 10/15/28)	130	114,274
3.00%, 02/15/30 (Call 11/15/29)	10	9,038
4.38%, 02/15/29 (Call 11/15/28)	20	19,777
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	64	60,284
3.70%, 08/15/27 (Call 05/15/27)(a)	35	34,038
4.45%, 07/15/28 (Call 04/15/28)	55	55,057
Duke Realty LP
1.75%, 07/01/30 (Call 04/01/30)	50	41,598
3.05%, 03/01/50 (Call 09/01/49)	5	3,780

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	$85	$77,563
1.45%, 05/15/26 (Call 04/15/26)	10	9,086
1.55%, 03/15/28 (Call 01/15/28)	10	8,600
1.80%, 07/15/27 (Call 05/15/27)	115	101,926
2.15%, 07/15/30 (Call 04/15/30)	10	8,413
2.50%, 05/15/31 (Call 02/15/31)	35	29,689
2.63%, 11/18/24 (Call 10/18/24)	60	58,774
2.90%, 11/18/26 (Call 09/18/26)	10	9,466
2.95%, 09/15/51 (Call 03/15/51)	40	28,694
3.00%, 07/15/50 (Call 01/15/50)	30	21,629
3.20%, 11/18/29 (Call 08/18/29)(a)	35	32,124
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	165	148,233
3.25%, 08/01/27 (Call 05/01/27)	25	24,244
3.50%, 03/01/28 (Call 12/01/27)	25	24,441
4.50%, 07/01/44 (Call 01/01/44)	15	14,606
Essex Portfolio LP
2.65%, 09/01/50 (Call 03/01/50)	15	9,950
4.50%, 03/15/48 (Call 09/15/47)	25	23,502
Extra Space Storage LP, 2.55%, 06/01/31 (Call 03/01/31)	25	21,256
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/15/29)	80	73,018
4.00%, 01/15/31 (Call 10/15/30)	20	18,110
5.30%, 01/15/29 (Call 10/15/28)	10	9,952
5.38%, 11/01/23 (Call 08/01/23)	45	45,546
5.38%, 04/15/26 (Call 01/15/26)	50	50,542
5.75%, 06/01/28 (Call 03/03/28)	55	55,866
Healthcare Realty Trust Inc., 2.40%, 03/15/30 (Call 12/15/29)	50	43,111
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (Call 12/15/30)	5	4,039
3.10%, 02/15/30 (Call 11/15/29)	34	30,429
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	10	8,970
2.88%, 01/15/31 (Call 10/15/30)	105	93,493
3.25%, 07/15/26 (Call 05/15/26)	55	53,840
3.50%, 07/15/29 (Call 04/15/29)	25	23,752
Host Hotels & Resorts LP
Series H, 3.38%, 12/15/29 (Call 09/15/29)	10	8,969
Series I, 3.50%, 09/15/30 (Call 06/15/30)	10	8,936
Series J, 2.90%, 12/15/31 (Call 09/15/31)	10	8,275
Hudson Pacific Properties LP, 4.65%, 04/01/29 (Call 01/01/29)	25	24,614
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (Call 05/15/31)	20	16,054
2.70%, 01/15/34 (Call 10/15/33)	10	8,103
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)	26	21,014
4.13%, 12/01/46 (Call 06/01/46)	15	12,877
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	25	24,412
Kite Realty Group Trust, 4.00%, 03/15/25 (Call 12/15/24)	25	24,819
Life Storage LP
3.88%, 12/15/27 (Call 09/15/27)	20	19,527
4.00%, 06/15/29 (Call 03/15/29)	75	71,542
LXP Industrial Trust, 2.70%, 09/15/30 (Call 06/15/30)	25	21,156
Mid-America Apartments LP
1.70%, 02/15/31 (Call 11/15/30)	20	16,218
2.88%, 09/15/51 (Call 03/15/51)	15	10,855
3.95%, 03/15/29 (Call 12/15/28)	25	24,497

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
National Health Investors Inc., 3.00%, 02/01/31 (Call 11/01/30)	$85	$67,709
National Retail Properties Inc.
3.50%, 10/15/27 (Call 07/15/27)	40	38,465
3.60%, 12/15/26 (Call 09/15/26)	82	80,514
4.30%, 10/15/28 (Call 07/15/28)	15	14,890
Office Properties Income Trust
2.40%, 02/01/27 (Call 01/01/27)	10	8,588
2.65%, 06/15/26 (Call 05/15/26)	20	17,817
3.45%, 10/15/31 (Call 07/15/31)	25	19,364
4.50%, 02/01/25 (Call 11/01/24)	30	29,510
Omega Healthcare Investors Inc.
3.25%, 04/15/33 (Call 01/15/33)	15	11,947
3.38%, 02/01/31 (Call 11/01/30)	35	29,246
3.63%, 10/01/29 (Call 07/01/29)	50	43,928
4.50%, 04/01/27 (Call 01/01/27)	10	9,751
4.75%, 01/15/28 (Call 10/15/27)	10	9,700
5.25%, 01/15/26 (Call 10/15/25)	15	15,202
Phillips Edison Grocery Center Operating Partnership I LP,
2.63%, 11/15/31 (Call 08/15/31)	20	16,524
Prologis LP
1.25%, 10/15/30 (Call 07/15/30)	10	8,141
2.13%, 04/15/27 (Call 02/15/27)	160	149,779
2.13%, 10/15/50 (Call 04/15/50)	15	9,833
2.25%, 04/15/30 (Call 01/15/30)	35	30,890
3.25%, 10/01/26 (Call 07/01/26)	50	49,608
3.88%, 09/15/28 (Call 06/15/28)	55	54,899
Public Storage
0.88%, 02/15/26 (Call 01/15/26)	10	9,082
1.85%, 05/01/28 (Call 03/01/28)	10	8,901
2.30%, 05/01/31 (Call 02/01/31)	10	8,720
3.09%, 09/15/27 (Call 06/15/27)	50	48,487
3.39%, 05/01/29 (Call 02/01/29)	45	43,131
Rayonier LP, 2.75%, 05/17/31 (Call 02/17/31)	15	12,953
Realty Income Corp.
2.20%, 06/15/28 (Call 04/15/28)	100	89,939
3.00%, 01/15/27 (Call 10/15/26)	25	24,151
3.65%, 01/15/28 (Call 10/15/27)	25	24,590
4.60%, 02/06/24 (Call 11/06/23)	60	61,320
4.63%, 11/01/25 (Call 09/01/25)	25	25,850
4.65%, 03/15/47 (Call 09/15/46)	25	25,248
4.88%, 06/01/26 (Call 03/01/26)	10	10,379
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	15	14,781
4.65%, 03/15/49 (Call 09/15/48)	30	28,480
Rexford Industrial Realty LP
2.13%, 12/01/30 (Call 09/01/30)	40	33,345
2.15%, 09/01/31 (Call 06/01/31)	15	12,303
Sabra Health Care LP
3.20%, 12/01/31 (Call 09/01/31)	5	4,123
3.90%, 10/15/29 (Call 07/15/29)	45	41,285
5.13%, 08/15/26 (Call 05/15/26)	95	95,108
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)	50	44,848
2.20%, 02/01/31 (Call 11/01/30)	10	8,428
2.45%, 09/13/29 (Call 06/13/29)	10	8,808
2.65%, 07/15/30 (Call 04/15/30)	110	97,053
3.25%, 09/13/49 (Call 03/13/49)	100	78,188
3.30%, 01/15/26 (Call 10/15/25)	20	19,750
3.38%, 10/01/24 (Call 07/01/24)	10	10,057
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.38%, 12/01/27 (Call 09/01/27)	$10	$9,717
3.50%, 09/01/25 (Call 06/01/25)(a)	10	9,997
3.80%, 07/15/50 (Call 01/15/50)	25	21,532
SITE Centers Corp., 4.25%, 02/01/26 (Call 11/01/25)	5	4,985
Spirit Realty LP
2.70%, 02/15/32 (Call 11/15/31)	15	12,394
3.20%, 01/15/27 (Call 11/15/26)	10	9,452
3.40%, 01/15/30 (Call 10/15/29)	20	18,003
4.00%, 07/15/29 (Call 04/15/29)	20	18,822
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	45	37,953
Tanger Properties LP, 2.75%, 09/01/31 (Call 06/01/31)	55	44,724
UDR Inc.
3.20%, 01/15/30 (Call 10/15/29)	40	36,802
4.40%, 01/26/29 (Call 10/26/28)	35	35,203
Ventas Realty LP
3.50%, 04/15/24 (Call 03/15/24)	10	10,049
4.75%, 11/15/30 (Call 08/15/30)	50	50,644
4.88%, 04/15/49 (Call 10/15/48)	25	23,764
VICI Properties LP
4.75%, 02/15/28 (Call 01/15/28)	10	9,904
5.13%, 05/15/32 (Call 02/15/32)	20	19,831
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	20	18,293
3.40%, 06/01/31 (Call 03/01/31)	15	13,115
3.50%, 01/15/25 (Call 11/15/24)	10	9,871
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	15	12,932
2.70%, 02/15/27 (Call 12/15/26)(a)	20	19,004
2.75%, 01/15/31 (Call 10/15/30)	100	87,396
2.80%, 06/01/31 (Call 03/01/31)	10	8,810
3.85%, 06/15/32 (Call 03/15/32)	20	18,991
4.25%, 04/01/26 (Call 01/01/26)	10	10,077
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	50	48,762
WP Carey Inc., 2.25%, 04/01/33 (Call 01/01/33)	50	39,834
		5,769,187
Retail — 0.9%
Advance Auto Parts Inc., 1.75%, 10/01/27 (Call 08/01/27)	65	56,831
AutoNation Inc.
1.95%, 08/01/28 (Call 06/01/28)	15	12,914
2.40%, 08/01/31 (Call 05/01/31)	15	12,091
3.80%, 11/15/27 (Call 08/15/27)	60	58,009
4.75%, 06/01/30 (Call 03/01/30)	15	14,674
AutoZone Inc.
1.65%, 01/15/31 (Call 10/15/30)	10	8,063
3.13%, 07/15/23 (Call 04/15/23)	50	50,169
3.13%, 04/21/26 (Call 01/21/26)	25	24,456
3.63%, 04/15/25 (Call 03/15/25)	50	50,138
3.75%, 04/18/29 (Call 01/18/29)	50	48,084
4.00%, 04/15/30 (Call 01/15/30)	10	9,751
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	45	36,939
4.45%, 10/01/28 (Call 07/01/28)	50	50,516
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	10	9,129
1.60%, 04/20/30 (Call 01/20/30)	35	30,097
1.75%, 04/20/32 (Call 01/20/32)	10	8,459
2.75%, 05/18/24 (Call 03/18/24)	37	37,139
3.00%, 05/18/27 (Call 02/18/27)	153	151,377
Darden Restaurants Inc., 3.85%, 05/01/27 (Call 02/01/27)(a)	95	94,210

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Dick’s Sporting Goods Inc., 3.15%, 01/15/32 (Call 10/15/31)	$50	$41,551
Dollar General Corp.
3.50%, 04/03/30 (Call 01/03/30)	60	56,227
3.88%, 04/15/27 (Call 01/15/27)	50	50,077
Dollar Tree Inc.
2.65%, 12/01/31 (Call 09/01/31)(a)	35	29,690
3.38%, 12/01/51 (Call 06/01/51)	25	18,450
4.00%, 05/15/25 (Call 03/15/25)	78	78,762
4.20%, 05/15/28 (Call 02/15/28)	85	84,875
Genuine Parts Co., 1.88%, 11/01/30 (Call 08/01/30)	45	36,203
Home Depot Inc. (The)
2.38%, 03/15/51 (Call 09/15/50)	60	42,767
2.50%, 04/15/27 (Call 02/15/27)	10	9,642
2.75%, 09/15/51 (Call 03/15/51)	100	76,067
3.25%, 04/15/32 (Call 01/15/32)	50	47,856
3.35%, 04/15/50 (Call 10/15/49)	100	85,182
3.50%, 09/15/56 (Call 03/15/56)	15	12,889
3.63%, 04/15/52 (Call 10/15/51)	35	31,206
3.75%, 02/15/24 (Call 11/15/23)	10	10,187
3.90%, 06/15/47 (Call 12/15/46)	50	46,611
4.25%, 04/01/46 (Call 10/01/45)	50	49,142
4.50%, 12/06/48 (Call 06/06/48)	140	142,628
5.88%, 12/16/36	10	12,056
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)	10	8,659
1.70%, 10/15/30 (Call 07/15/30)	10	8,314
2.50%, 04/15/26 (Call 01/15/26)	10	9,657
2.63%, 04/01/31 (Call 01/01/31)	10	8,841
3.00%, 10/15/50 (Call 04/15/50)	110	82,221
3.10%, 05/03/27 (Call 02/03/27)	10	9,747
3.38%, 09/15/25 (Call 06/15/25)	10	9,999
3.65%, 04/05/29 (Call 01/05/29)	35	33,961
3.75%, 04/01/32 (Call 01/01/32)	85	81,109
4.00%, 04/15/25 (Call 03/15/25)	60	61,159
4.05%, 05/03/47 (Call 11/03/46)	175	154,334
4.25%, 04/01/52 (Call 10/01/51)	35	31,692
4.50%, 04/15/30 (Call 01/15/30)	10	10,167
5.00%, 04/15/40 (Call 10/15/39)	50	50,873
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	10	9,451
2.13%, 03/01/30 (Call 12/01/29)	50	43,882
2.63%, 09/01/29 (Call 06/01/29)	10	9,164
3.30%, 07/01/25 (Call 06/01/25)	10	10,052
3.50%, 07/01/27 (Call 05/01/27)	10	9,959
3.60%, 07/01/30 (Call 04/01/30)	10	9,737
3.63%, 09/01/49 (Call 03/01/49)	165	142,365
3.70%, 01/30/26 (Call 10/30/25)	10	10,110
4.60%, 05/26/45 (Call 11/26/44)	106	104,470
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	65	64,611
3.90%, 06/01/29 (Call 03/01/29)	40	38,858
4.20%, 04/01/30 (Call 01/01/30)	40	39,296
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)	125	112,226
1.88%, 04/15/31 (Call 01/15/31)	10	8,138
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	60	55,516
2.25%, 03/12/30 (Call 12/12/29)	10	8,666
2.55%, 11/15/30 (Call 08/15/30)	80	70,520
3.50%, 03/01/28 (Call 12/01/27)(a)	50	49,173
Security	Par (000)	Value

Retail (continued)
3.50%, 11/15/50 (Call 05/15/50)	$100	$81,401
3.80%, 08/15/25 (Call 06/15/25)	240	243,242
3.85%, 10/01/23 (Call 07/01/23)	60	60,734
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	35	31,750
2.50%, 04/15/26	10	9,804
2.65%, 09/15/30 (Call 06/15/30)	50	45,993
3.38%, 04/15/29 (Call 01/15/29)	10	9,826
3.50%, 07/01/24	10	10,155
3.63%, 04/15/46	15	13,549
4.00%, 07/01/42	100	96,925
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	35	33,445
Walgreens Boots Alliance Inc., 4.10%, 04/15/50 (Call 10/15/49)	50	41,701
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)(a)	7	6,503
2.65%, 09/22/51 (Call 03/22/51)	200	158,498
3.70%, 06/26/28 (Call 03/26/28)	4	4,084
4.05%, 06/29/48 (Call 12/29/47)(a)	136	137,877
		4,067,528
Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23), (3 mo. LIBOR US + 2.780%)(b)	65	66,905

Semiconductors — 0.9%
Analog Devices Inc.
2.10%, 10/01/31 (Call 07/01/31)	15	13,147
2.80%, 10/01/41 (Call 04/01/41)	15	12,258
2.95%, 04/01/25 (Call 03/01/25)	76	75,613
3.50%, 12/05/26 (Call 09/05/26)	35	35,220
Applied Materials Inc.
1.75%, 06/01/30 (Call 03/01/30)	10	8,637
3.30%, 04/01/27 (Call 01/01/27)	10	10,012
5.10%, 10/01/35 (Call 04/01/35)	70	77,181
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (Call 10/15/27)	10	9,538
3.63%, 01/15/24 (Call 11/15/23)	60	60,382
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(e)	75	65,212
2.45%, 02/15/31 (Call 11/15/30)(e)	160	132,611
2.60%, 02/15/33 (Call 11/15/32)(e)	15	12,104
3.42%, 04/15/33 (Call 01/15/33)(e)	110	95,272
3.47%, 04/15/34 (Call 01/15/34)(e)	110	94,083
3.50%, 02/15/41 (Call 08/15/40)(e)	110	87,650
3.75%, 02/15/51 (Call 08/15/50)(e)	65	50,820
4.15%, 11/15/30 (Call 08/15/30)	79	75,296
4.30%, 11/15/32 (Call 08/15/32)	25	23,679
4.93%, 05/15/37 (Call 02/15/37)(e)	130	123,197
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	240	234,941
3.05%, 08/12/51 (Call 02/12/51)	75	59,269
3.15%, 05/11/27 (Call 02/11/27)(a)	60	59,756
3.25%, 11/15/49 (Call 05/15/49)	10	8,264
3.70%, 07/29/25 (Call 04/29/25)	115	117,029
3.73%, 12/08/47 (Call 06/08/47)	100	89,633
3.75%, 03/25/27 (Call 01/25/27)	10	10,164
4.10%, 05/19/46 (Call 11/19/45)	75	71,773
4.10%, 05/11/47 (Call 11/11/46)	10	9,426
4.75%, 03/25/50 (Call 09/25/49)	120	125,415
4.80%, 10/01/41	75	78,562

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
4.90%, 07/29/45 (Call 01/29/45)	$75	$79,174
KLA Corp.
4.10%, 03/15/29 (Call 12/15/28)	40	40,475
4.65%, 11/01/24 (Call 08/01/24)	175	180,701
Lam Research Corp.
3.13%, 06/15/60 (Call 12/15/59)	15	11,466
3.75%, 03/15/26 (Call 01/15/26)	170	171,834
4.00%, 03/15/29 (Call 12/15/28)	65	65,513
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	10	9,109
2.95%, 04/15/31 (Call 01/15/31)	10	8,692
4.88%, 06/22/28 (Call 03/22/28)	124	126,046
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	50	41,979
4.19%, 02/15/27 (Call 12/15/26)	10	10,025
4.66%, 02/15/30 (Call 11/15/29)	25	24,888
5.33%, 02/06/29 (Call 11/06/28)	15	15,480
NVIDIA Corp.
0.58%, 06/14/24 (Call 06/14/23)	10	9,591
1.55%, 06/15/28 (Call 04/15/28)	10	8,949
2.00%, 06/15/31 (Call 03/15/31)	10	8,668
2.85%, 04/01/30 (Call 01/01/30)	160	150,349
3.20%, 09/16/26 (Call 06/16/26)	10	10,060
NXP BV/NXP Funding LLC
4.88%, 03/01/24	155	157,863
5.55%, 12/01/28	85	89,541
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	35	29,416
3.13%, 02/15/42	10	7,591
3.40%, 05/01/30	40	36,807
3.88%, 06/18/26	95	93,845
5.00%, 01/15/33 (Call 10/15/32)	10	9,994
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	40	37,242
QUALCOMM Inc.
1.30%, 05/20/28 (Call 02/20/28)	90	79,660
1.65%, 05/20/32 (Call 02/20/32)	60	49,585
2.15%, 05/20/30 (Call 02/20/30)	20	17,880
2.90%, 05/20/24 (Call 03/20/24)	60	60,150
3.25%, 05/20/50 (Call 11/20/49)	10	8,488
3.45%, 05/20/25 (Call 02/20/25)	110	111,297
4.30%, 05/20/47 (Call 11/20/46)	115	114,423
4.80%, 05/20/45 (Call 11/20/44)	10	10,518
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	65	58,703
3.00%, 06/01/31 (Call 03/01/31)	35	29,389
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	10	9,598
1.75%, 05/04/30 (Call 02/04/30)	35	30,626
2.25%, 09/04/29 (Call 06/04/29)	10	9,161
3.88%, 03/15/39 (Call 09/15/38)	25	24,506
4.15%, 05/15/48 (Call 11/15/47)	27	27,124
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	10	10,006
		4,012,556
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 0.67%, 08/16/23 (Call 08/16/22)(e)	50	48,398
Software — 1.0%
Activision Blizzard Inc.
1.35%, 09/15/30 (Call 06/15/30)	60	49,424
Security	Par (000)	Value

Software (continued)
2.50%, 09/15/50 (Call 03/15/50)	$60	$44,488
3.40%, 09/15/26 (Call 06/15/26)	163	162,873
3.40%, 06/15/27 (Call 03/15/27)	50	49,348
Adobe Inc.
2.15%, 02/01/27 (Call 12/01/26)	35	33,397
2.30%, 02/01/30 (Call 11/01/29)	10	9,037
3.25%, 02/01/25 (Call 11/01/24)	35	35,227
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	15	13,526
4.38%, 06/15/25 (Call 03/15/25)	46	47,054
Broadridge Financial Solutions Inc., 2.60%, 05/01/31 (Call 02/01/31)	10	8,654
Citrix Systems Inc.
1.25%, 03/01/26 (Call 02/01/26)	10	9,811
3.30%, 03/01/30 (Call 12/01/29)	35	34,672
4.50%, 12/01/27 (Call 09/01/27)	10	10,071
Electronic Arts Inc.
1.85%, 02/15/31 (Call 11/15/30)	60	49,982
4.80%, 03/01/26 (Call 12/01/25)	25	25,899
Fidelity National Information Services Inc.
0.60%, 03/01/24	165	157,938
1.15%, 03/01/26 (Call 02/01/26)	10	9,077
1.65%, 03/01/28 (Call 01/01/28)	10	8,752
2.25%, 03/01/31 (Call 12/01/30)	10	8,383
3.10%, 03/01/41 (Call 09/01/40)	35	27,182
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	60	55,263
2.65%, 06/01/30 (Call 03/01/30)	10	8,756
2.75%, 07/01/24 (Call 06/01/24)	160	157,758
3.50%, 07/01/29 (Call 04/01/29)	85	79,980
3.80%, 10/01/23 (Call 09/01/23)	60	60,637
4.20%, 10/01/28 (Call 07/01/28)	10	9,903
4.40%, 07/01/49 (Call 01/01/49)(a)	40	36,255
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)	25	23,349
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	210	205,865
2.68%, 06/01/60 (Call 12/01/59)	50	38,242
2.70%, 02/12/25 (Call 11/12/24)	150	150,118
2.88%, 02/06/24 (Call 12/06/23)	10	10,069
2.92%, 03/17/52 (Call 09/17/51)	220	183,256
3.04%, 03/17/62 (Call 09/17/61)	215	176,506
3.13%, 11/03/25 (Call 08/03/25)	60	60,479
3.30%, 02/06/27 (Call 11/06/26)	100	101,190
3.45%, 08/08/36 (Call 02/08/36)	79	77,312
3.50%, 02/12/35 (Call 08/12/34)	10	9,817
3.63%, 12/15/23 (Call 09/15/23)	60	61,156
3.70%, 08/08/46 (Call 02/08/46)	75	73,013
4.10%, 02/06/37 (Call 08/06/36)	15	15,726
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	10	9,129
2.50%, 04/01/25 (Call 03/01/25)	125	120,504
2.65%, 07/15/26 (Call 04/15/26)	145	136,744
2.80%, 04/01/27 (Call 02/01/27)	10	9,306
2.88%, 03/25/31 (Call 12/25/30)	10	8,536
2.95%, 11/15/24 (Call 09/15/24)	60	59,095
2.95%, 05/15/25 (Call 02/15/25)	110	107,255
2.95%, 04/01/30 (Call 01/01/30)	10	8,749
3.25%, 11/15/27 (Call 08/15/27)	5	4,685
3.40%, 07/08/24 (Call 04/08/24)	10	9,990
3.60%, 04/01/40 (Call 10/01/39)	165	128,424

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.60%, 04/01/50 (Call 10/01/49)	$35	$25,349
3.65%, 03/25/41 (Call 09/25/40)	110	86,222
3.80%, 11/15/37 (Call 05/15/37)	225	186,725
3.85%, 04/01/60 (Call 10/01/59)	85	60,996
3.90%, 05/15/35 (Call 11/15/34)	110	94,872
4.00%, 07/15/46 (Call 01/15/46)	30	23,459
4.00%, 11/15/47 (Call 05/15/47)	60	47,057
4.10%, 03/25/61 (Call 09/25/60)	10	7,508
4.30%, 07/08/34 (Call 01/08/34)	115	105,671
4.38%, 05/15/55 (Call 11/15/54)	75	60,380
5.38%, 07/15/40	10	9,611
6.50%, 04/15/38	105	113,271
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	10	9,191
1.75%, 02/15/31 (Call 11/15/30)	110	89,462
2.35%, 09/15/24 (Call 08/15/24)	100	98,095
2.95%, 09/15/29 (Call 06/15/29)	50	45,527
salesforce.com Inc.
1.50%, 07/15/28 (Call 05/15/28)	10	8,940
2.70%, 07/15/41 (Call 01/15/41)	110	88,161
2.90%, 07/15/51 (Call 01/15/51)	135	106,238
3.05%, 07/15/61 (Call 01/15/61)	10	7,721
ServiceNow Inc., 1.40%, 09/01/30 (Call 06/01/30)	20	16,311
Take-Two Interactive Software Inc., 4.00%, 04/14/32 (Call 01/14/32)	10	9,606
VMware Inc.
1.00%, 08/15/24 (Call 08/15/22)	35	33,136
1.40%, 08/15/26 (Call 07/15/26)	10	8,970
1.80%, 08/15/28 (Call 06/15/28)	75	63,941
2.20%, 08/15/31 (Call 05/15/31)	35	28,401
3.90%, 08/21/27 (Call 05/21/27)	25	24,625
4.50%, 05/15/25 (Call 04/15/25)	10	10,177
4.65%, 05/15/27 (Call 03/15/27)	10	10,203
4.70%, 05/15/30 (Call 02/15/30)	35	34,715
		4,506,403
Telecommunications — 1.6%
America Movil SAB de CV, 6.13%, 03/30/40	200	226,832
AT&T Inc.
0.90%, 03/25/24 (Call 06/13/22)	60	57,831
1.65%, 02/01/28 (Call 12/01/27)	100	88,501
1.70%, 03/25/26 (Call 03/25/23)	80	74,590
2.25%, 02/01/32 (Call 11/01/31)	80	67,699
2.55%, 12/01/33 (Call 09/01/33)	225	191,459
2.75%, 06/01/31 (Call 03/01/31)	160	143,667
3.50%, 06/01/41 (Call 12/01/40)	100	84,460
3.50%, 09/15/53 (Call 03/15/53)	25	20,124
3.55%, 09/15/55 (Call 03/15/55)	198	158,050
3.65%, 06/01/51 (Call 12/01/50)	225	185,843
3.65%, 09/15/59 (Call 03/15/59)	25	19,950
3.80%, 02/15/27 (Call 11/15/26)	60	60,284
3.80%, 12/01/57 (Call 06/01/57)	172	142,155
3.85%, 06/01/60 (Call 12/01/59)	100	82,280
4.25%, 03/01/27 (Call 12/01/26)	10	10,257
4.30%, 02/15/30 (Call 11/15/29)	55	55,512
4.30%, 12/15/42 (Call 06/15/42)	40	37,332
4.35%, 03/01/29 (Call 12/01/28)	75	75,929
4.35%, 06/15/45 (Call 12/15/44)	80	73,454
4.50%, 05/15/35 (Call 11/15/34)	10	9,993
4.55%, 03/09/49 (Call 09/09/48)	100	94,969
4.75%, 05/15/46 (Call 11/15/45)	25	24,708
Security	Par (000)	Value

Telecommunications (continued)
5.15%, 03/15/42	$25	$25,084
5.25%, 03/01/37 (Call 09/01/36)	50	53,959
Bell Telephone Co. of Canada or Bell Canada (The)
3.65%, 08/15/52 (Call 02/15/52)	20	16,848
4.46%, 04/01/48 (Call 10/01/47)	25	24,008
Series US-3, 0.75%, 03/17/24	50	48,001
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	75	76,288
9.63%, 12/15/30	75	97,684
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	35	34,921
2.50%, 09/20/26 (Call 06/20/26)	10	9,760
2.95%, 02/28/26	25	24,826
3.50%, 06/15/25	25	25,355
3.63%, 03/04/24	70	71,205
5.50%, 01/15/40	85	96,766
5.90%, 02/15/39	80	94,450
Corning Inc.
4.75%, 03/15/42	100	99,005
5.35%, 11/15/48 (Call 05/15/48)	50	53,200
5.45%, 11/15/79 (Call 05/19/79)	10	9,956
5.85%, 11/15/68 (Call 05/15/68)	10	10,435
Deutsche Telekom International Finance BV
8.75%, 06/15/30	60	76,418
9.25%, 06/01/32	50	68,711
Juniper Networks Inc.
1.20%, 12/10/25 (Call 11/10/25)	25	22,801
2.00%, 12/10/30 (Call 09/10/30)	55	44,748
3.75%, 08/15/29 (Call 05/15/29)	25	23,673
5.95%, 03/15/41	35	35,663
Motorola Solutions Inc.
2.30%, 11/15/30 (Call 08/15/30)	25	20,398
2.75%, 05/24/31 (Call 02/24/31)	25	20,966
4.00%, 09/01/24	143	144,052
4.60%, 02/23/28 (Call 11/23/27)(a)	10	10,050
4.60%, 05/23/29 (Call 02/23/29)	10	9,834
5.50%, 09/01/44	25	24,285
Orange SA, 9.00%, 03/01/31	20	26,649
Rogers Communications Inc.
2.95%, 03/15/25 (Call 03/15/23)(e)	10	9,821
3.20%, 03/15/27 (Call 02/15/27)(e)	20	19,449
3.63%, 12/15/25 (Call 09/15/25)	60	59,913
3.80%, 03/15/32 (Call 12/15/31)(e)	60	56,935
4.10%, 10/01/23 (Call 07/01/23)	50	50,597
4.50%, 03/15/42 (Call 09/15/41)(e)	10	9,308
4.55%, 03/15/52 (Call 09/15/51)(e)	60	55,787
5.00%, 03/15/44 (Call 09/15/43)	85	83,786
5.45%, 10/01/43 (Call 04/01/43)	20	20,263
Telefonica Emisiones SA
4.10%, 03/08/27	150	149,809
5.21%, 03/08/47	100	94,750
7.00%, 06/20/36	10	11,730
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	100	96,854
3.40%, 05/13/32 (Call 02/13/32)	10	9,288
3.70%, 09/15/27 (Call 06/15/27)	50	50,007
4.60%, 11/16/48 (Call 05/16/48)	25	24,839
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	10	9,168
2.05%, 02/15/28 (Call 12/15/27)	10	8,931

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.25%, 11/15/31 (Call 08/15/31)	$65	$54,070
2.55%, 02/15/31 (Call 11/15/30)	225	195,255
3.00%, 02/15/41 (Call 08/15/40)	108	85,024
3.30%, 02/15/51 (Call 08/15/50)	135	104,522
3.50%, 04/15/25 (Call 03/15/25)	60	59,610
3.60%, 11/15/60 (Call 05/15/60)(e)	65	48,997
3.75%, 04/15/27 (Call 02/15/27)	164	161,770
3.88%, 04/15/30 (Call 01/15/30)	75	72,140
4.50%, 04/15/50 (Call 10/15/49)	70	65,297
Verizon Communications Inc.
1.50%, 09/18/30 (Call 06/18/30)	10	8,272
2.55%, 03/21/31 (Call 12/21/30)	60	53,196
2.63%, 08/15/26	110	105,911
2.65%, 11/20/40 (Call 05/20/40)	130	100,530
2.88%, 11/20/50 (Call 05/20/50)	210	156,843
2.99%, 10/30/56 (Call 04/30/56)	166	123,019
3.00%, 11/20/60 (Call 05/20/60)	10	7,282
3.40%, 03/22/41 (Call 09/22/40)	100	86,287
3.55%, 03/22/51 (Call 09/22/50)	200	169,542
3.70%, 03/22/61 (Call 09/22/60)	85	71,103
3.88%, 02/08/29 (Call 11/08/28)	10	9,966
3.88%, 03/01/52 (Call 09/01/51)	10	8,975
4.00%, 03/22/50 (Call 09/22/49)	20	18,293
4.02%, 12/03/29 (Call 09/03/29)	85	84,359
4.27%, 01/15/36	85	83,915
4.33%, 09/21/28	15	15,260
4.40%, 11/01/34 (Call 05/01/34)	230	231,711
4.50%, 08/10/33	50	50,909
4.67%, 03/15/55	10	10,107
4.86%, 08/21/46(a)	60	62,671
5.25%, 03/16/37	125	136,527
Vodafone Group PLC
3.75%, 01/16/24	50	50,683
4.13%, 05/30/25	60	61,062
4.25%, 09/17/50	20	17,696
4.38%, 05/30/28	239	243,644
4.38%, 02/19/43	50	45,683
4.88%, 06/19/49	60	57,978
5.25%, 05/30/48	115	114,947
6.15%, 02/27/37	5	5,623
		7,245,792
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.55%, 11/19/26 (Call 09/19/26)	103	100,845
3.90%, 11/19/29 (Call 08/19/29)	10	9,561
5.10%, 05/15/44 (Call 11/15/43)	10	9,584
		119,990
Transportation — 0.8%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52 (Call 12/15/51)(a)	35	27,170
3.30%, 09/15/51 (Call 03/15/51)	50	41,636
3.40%, 09/01/24 (Call 06/01/24)	50	50,508
3.55%, 02/15/50 (Call 08/15/49)	25	21,826
3.85%, 09/01/23 (Call 06/01/23)	50	50,653
3.90%, 08/01/46 (Call 02/01/46)	65	59,997
4.05%, 06/15/48 (Call 12/15/47)	50	47,293
4.95%, 09/15/41 (Call 03/15/41)	15	15,724
5.05%, 03/01/41 (Call 09/01/40)	75	79,247
5.15%, 09/01/43 (Call 03/01/43)(a)	10	10,856
Security	Par (000)	Value

Transportation (continued)
6.20%, 08/15/36	$50	$60,040
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)	85	82,968
2.95%, 11/21/24 (Call 08/21/24)	25	24,877
3.65%, 02/03/48 (Call 08/03/47)	15	13,289
4.45%, 01/20/49 (Call 07/20/48)(a)	5	4,980
6.25%, 08/01/34	65	76,531
6.90%, 07/15/28	65	75,541
Canadian Pacific Railway Co.
1.75%, 12/02/26 (Call 11/02/26)	10	9,238
4.00%, 06/01/28 (Call 03/01/28)	100	101,027
4.80%, 09/15/35 (Call 03/15/35)	5	5,149
6.13%, 09/15/2115 (Call 03/15/2115)	50	56,128
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	10	8,962
2.50%, 05/15/51 (Call 11/15/50)	100	71,945
2.60%, 11/01/26 (Call 08/01/26)(a)	35	33,493
3.25%, 06/01/27 (Call 03/01/27)	50	48,809
3.35%, 09/15/49 (Call 03/15/49)	75	61,375
3.80%, 03/01/28 (Call 12/01/27)	60	60,007
3.80%, 11/01/46 (Call 05/01/46)	25	22,125
4.25%, 03/15/29 (Call 12/15/28)	50	50,892
4.30%, 03/01/48 (Call 09/01/47)	25	23,818
5.50%, 04/15/41 (Call 10/15/40)	25	27,268
6.22%, 04/30/40	25	29,374
FedEx Corp.
2.40%, 05/15/31 (Call 02/15/31)	10	8,701
3.10%, 08/05/29 (Call 05/05/29)	10	9,361
3.25%, 05/15/41 (Call 11/15/40)	10	8,218
3.40%, 02/15/28 (Call 11/15/27)	38	37,118
4.20%, 10/17/28 (Call 07/17/28)	75	76,320
4.25%, 05/15/30 (Call 02/15/30)	53	52,995
4.40%, 01/15/47 (Call 07/15/46)	10	9,120
4.55%, 04/01/46 (Call 10/01/45)	90	83,767
4.75%, 11/15/45 (Call 05/15/45)	50	48,402
4.90%, 01/15/34	25	25,849
5.10%, 01/15/44	50	50,156
5.25%, 05/15/50 (Call 11/15/49)(a)	10	10,304
FedEx Corp. Class AA Pass Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	138	120,852
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	25	25,166
Kansas City Southern
3.50%, 05/01/50 (Call 11/01/49)	50	40,968
4.20%, 11/15/69 (Call 05/15/69)	10	8,679
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)	65	62,527
Norfolk Southern Corp.
2.30%, 05/15/31 (Call 02/15/31)	10	8,767
2.90%, 06/15/26 (Call 03/15/26)	100	96,876
3.00%, 03/15/32 (Call 12/15/31)	20	18,431
3.05%, 05/15/50 (Call 11/15/49)	100	78,306
3.16%, 05/15/55 (Call 11/15/54)	72	55,542
3.65%, 08/01/25 (Call 06/01/25)	10	10,022
3.70%, 03/15/53 (Call 09/15/52)	10	8,671
4.05%, 08/15/52 (Call 02/15/52)	50	45,700
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	10	9,181
3.35%, 09/01/25 (Call 08/01/25)	20	19,683
4.63%, 06/01/25 (Call 05/01/25)	83	84,390

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	$50	$47,096
2.38%, 05/20/31 (Call 02/20/31)	10	8,890
2.40%, 02/05/30 (Call 11/05/29)	15	13,562
2.97%, 09/16/62 (Call 03/16/62)	175	128,173
3.20%, 05/20/41 (Call 11/20/40)	10	8,573
3.25%, 02/05/50 (Call 08/05/49)	10	8,283
3.55%, 05/20/61 (Call 11/20/60)	10	8,345
3.80%, 10/01/51 (Call 04/01/51)	100	90,369
3.80%, 04/06/71 (Call 10/06/70)	10	8,444
3.84%, 03/20/60 (Call 09/20/59)	50	44,243
3.95%, 09/10/28 (Call 06/10/28)	60	60,926
3.95%, 08/15/59 (Call 02/15/59)	15	13,466
4.50%, 09/10/48 (Call 03/10/48)	102	101,577
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)	10	9,860
2.50%, 09/01/29 (Call 06/01/29)	25	23,065
3.05%, 11/15/27 (Call 08/15/27)	10	9,887
3.40%, 03/15/29 (Call 12/15/28)(a)	10	9,863
4.45%, 04/01/30 (Call 01/01/30)	10	10,488
5.20%, 04/01/40 (Call 10/01/39)	50	54,541
5.30%, 04/01/50 (Call 10/01/49)	10	11,387
6.20%, 01/15/38	143	171,295
Walmart Inc., 1.50%, 09/22/28 (Call 07/22/28)	15	13,389
		3,322,540
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51 (Call 12/01/50)	15	10,816
3.50%, 03/15/28 (Call 12/15/27)	35	33,728
4.00%, 06/30/30 (Call 03/30/30)	94	90,460
4.55%, 11/07/28 (Call 08/07/28)	25	25,139
		160,143
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	45	40,236
3.38%, 01/20/27 (Call 12/20/26)	15	13,614
		53,850
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	70	63,639
2.95%, 09/01/27 (Call 06/01/27)	50	48,010
3.45%, 06/01/29 (Call 03/01/29)	40	38,315
3.45%, 05/01/50 (Call 11/01/49)	5	4,157
3.75%, 09/01/28 (Call 06/01/28)	5	4,941
3.75%, 09/01/47 (Call 03/01/47)	70	60,977
4.00%, 12/01/46 (Call 06/01/46)	5	4,462
4.20%, 09/01/48 (Call 03/01/48)	5	4,664
4.30%, 09/01/45 (Call 03/01/45)	10	9,299
4.45%, 06/01/32	10	10,264
6.59%, 10/15/37	50	60,412
Essential Utilities Inc.
2.40%, 05/01/31 (Call 02/01/31)	55	47,045
2.70%, 04/15/30 (Call 01/15/30)	110	98,424
3.35%, 04/15/50 (Call 10/15/49)	15	11,717
3.57%, 05/01/29 (Call 02/01/29)	10	9,541
Security	Par (000)	Value

Water (continued)
United Utilities PLC, 6.88%, 08/15/28	$30	$33,567
		509,434
Total Corporate Bonds & Notes — 35.1%
(Cost: $179,873,427)		157,488,694

Foreign Government Obligations(f)

Canada — 0.5%
Canada Government International Bond
0.75%, 05/19/26	50	46,088
1.63%, 01/22/25	50	48,573
Hydro-Quebec
Series HK, 9.38%, 04/15/30	25	34,950
Series IO, 8.05%, 07/07/24	10	10,984
Province of Alberta Canada
1.00%, 05/20/25	45	42,585
1.30%, 07/22/30	115	98,814
3.30%, 03/15/28	250	251,420
3.35%, 11/01/23	65	65,746
Province of British Columbia Canada
0.90%, 07/20/26	45	41,299
2.25%, 06/02/26	50	48,656
7.25%, 09/01/36	100	141,170
Province of Manitoba Canada
1.50%, 10/25/28	5	4,504
2.13%, 06/22/26	70	67,453
3.05%, 05/14/24	50	50,280
Series GX, 2.60%, 04/16/24	50	49,902
Province of Ontario Canada
0.63%, 01/21/26	100	91,949
1.05%, 04/14/26	50	46,474
1.13%, 10/07/30	60	50,710
1.60%, 02/25/31	40	34,900
2.30%, 06/15/26	150	145,939
2.50%, 04/27/26	245	240,470
3.05%, 01/29/24	215	216,537
3.40%, 10/17/23(a)	15	15,177
Province of Quebec Canada
0.60%, 07/23/25	55	51,216
2.75%, 04/12/27(a)	175	172,564
Series NN, 7.13%, 02/09/24	15	16,077
Series QW, 2.50%, 04/09/24	50	49,868
Series QX, 1.50%, 02/11/25	280	270,486
		2,404,791
Chile — 0.2%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	325	287,495
2.55%, 01/27/32 (Call 10/27/31)	200	176,840
2.75%, 01/31/27 (Call 12/31/26)	135	129,381
3.50%, 01/25/50 (Call 07/25/49)	205	167,459
		761,175
Hungary — 0.1%
Hungary Government International Bond
5.38%, 03/25/24	150	154,134
5.75%, 11/22/23	174	178,964
		333,098

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indonesia — 0.1%
Indonesia Government International Bond
3.35%, 03/12/71(a)	$200	$149,366
3.85%, 10/15/30(a)	200	196,760
		346,126
Israel — 0.0%
Israel Government International Bond, 3.88%, 07/03/50	205	192,026

Italy — 0.2%
Republic of Italy Government International Bond
0.88%, 05/06/24	25	23,875
1.25%, 02/17/26	220	199,395
2.38%, 10/17/24	225	220,061
2.88%, 10/17/29	250	228,227
5.38%, 06/15/33	55	58,704
6.88%, 09/27/23	20	20,992
		751,254
Japan — 0.1%
Japan Bank for International Cooperation
1.88%, 04/15/31	100	89,625
2.25%, 11/04/26	200	192,904
2.38%, 11/16/22	175	175,532
2.88%, 06/01/27	110	108,571
2.88%, 07/21/27	35	34,528
Japan International Cooperation Agency, 2.75%, 04/27/27	50	49,006
		650,166
Mexico — 0.4%
Mexico Government International Bond
2.66%, 05/24/31 (Call 02/24/31)	385	332,852
3.25%, 04/16/30 (Call 01/16/30)	35	32,191
3.50%, 02/12/34 (Call 11/12/33)	275	242,217
3.75%, 01/11/28	200	197,066
4.15%, 03/28/27	200	202,594
4.35%, 01/15/47	200	166,866
4.50%, 01/31/50 (Call 07/31/49)	200	170,718
4.60%, 01/23/46	200	173,476
4.75%, 04/27/32 (Call 01/27/32)(a)	200	201,314
11.50%, 05/15/26	100	127,826
		1,847,120
Panama — 0.3%
Panama Government International Bond
3.16%, 01/23/30 (Call 10/23/29)	75	69,320
3.88%, 03/17/28 (Call 12/17/27)	25	24,503
4.00%, 09/22/24 (Call 06/22/24)	500	506,455
4.50%, 04/01/56 (Call 10/01/55)	200	171,704
8.88%, 09/30/27	295	357,101
		1,129,083
Peru — 0.1%
Peruvian Government International Bond
2.39%, 01/23/26 (Call 12/23/25)	100	94,639
2.78%, 01/23/31 (Call 10/23/30)	55	48,660
2.78%, 12/01/60 (Call 06/01/60)	156	106,862
2.84%, 06/20/30	50	45,101
3.23%, 07/28/2121 (Call 01/28/2121)	55	37,506
3.60%, 01/15/72 (Call 07/15/71)	50	37,289
5.63%, 11/18/50	50	55,460
6.55%, 03/14/37	50	57,592
8.75%, 11/21/33	61	80,617
		563,726
Security	Par (000)	Value

Philippines — 0.2%
Philippine Government International Bond
2.95%, 05/05/45	$200	$158,226
3.00%, 02/01/28	200	194,268
3.70%, 03/01/41	5	4,499
3.75%, 01/14/29	200	199,284
3.95%, 01/20/40	275	256,883
10.63%, 03/16/25	20	23,767
		836,927
Poland — 0.0%
Republic of Poland Government International Bond
3.25%, 04/06/26	135	133,269
4.00%, 01/22/24	15	15,150
		148,419
South Korea — 0.1%
Export-Import Bank of Korea
1.38%, 02/09/31	50	41,742
2.63%, 05/26/26	50	48,808
2.88%, 01/21/25	200	199,014
Korea International Bond, 2.75%, 01/19/27	100	98,215
		387,779
Supranational — 1.9%
African Development Bank
0.88%, 03/23/26	75	69,593
0.88%, 07/22/26	140	128,768
3.00%, 09/20/23	310	312,257
Asian Development Bank
0.38%, 06/11/24	85	81,270
0.38%, 09/03/25	235	217,218
0.50%, 02/04/26	45	41,334
0.63%, 10/08/24	30	28,586
0.63%, 04/29/25	250	235,005
1.50%, 10/18/24	195	189,622
1.63%, 03/15/24	10	9,839
1.75%, 09/19/29(a)	50	45,919
1.88%, 03/15/29	10	9,321
1.88%, 01/24/30	50	46,233
2.00%, 01/22/25	10	9,810
2.50%, 11/02/27	10	9,772
2.63%, 01/30/24	490	490,892
2.75%, 01/19/28	5	4,946
5.82%, 06/16/28	85	97,893
6.22%, 08/15/27	55	62,760
Asian Infrastructure Investment Bank (The)
0.25%, 09/29/23	205	198,973
0.50%, 10/30/24	5	4,727
0.50%, 05/28/25	280	260,470
0.50%, 01/27/26	55	50,299
2.25%, 05/16/24	255	252,690
Council of Europe Development Bank
0.25%, 10/20/23	10	9,702
0.38%, 06/10/24	10	9,558
0.88%, 09/22/26	35	32,137
1.38%, 02/27/25	15	14,452
European Bank for Reconstruction & Development
0.50%, 11/25/25	175	161,362
0.50%, 01/28/26	100	91,845
1.63%, 09/27/24	105	102,416
European Investment Bank
0.25%, 09/15/23	315	306,564

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
0.38%, 12/15/25	$185	$169,880
0.75%, 10/26/26	50	45,593
0.88%, 05/17/30	10	8,534
1.25%, 02/14/31	40	34,732
1.63%, 03/14/25	210	203,689
1.63%, 10/09/29	50	45,680
1.63%, 05/13/31(a)	20	17,951
1.88%, 02/10/25	205	200,482
2.25%, 06/24/24	200	198,580
2.50%, 10/15/24	50	49,784
2.88%, 08/15/23	15	15,090
3.13%, 12/14/23	100	100,968
4.88%, 02/15/36	115	136,162
Inter-American Development Bank
0.25%, 11/15/23	70	67,810
0.63%, 07/15/25	145	135,587
0.63%, 09/16/27	50	44,351
0.88%, 04/03/25	100	94,846
1.13%, 07/20/28	250	224,057
1.75%, 03/14/25	145	141,098
2.00%, 06/02/26	200	193,586
2.38%, 07/07/27(a)	45	43,814
3.00%, 10/04/23	215	216,608
3.13%, 09/18/28	70	70,574
4.38%, 01/24/44	140	157,746
International Bank for Reconstruction & Development
0.50%, 10/28/25	50	46,255
0.63%, 04/22/25	240	225,763
0.75%, 03/11/25	35	33,135
0.75%, 11/24/27	200	177,986
0.88%, 05/14/30	150	127,663
1.13%, 09/13/28	100	89,517
1.25%, 02/10/31	40	34,643
1.38%, 04/20/28	50	45,770
1.63%, 01/15/25	50	48,622
1.63%, 11/03/31	100	88,653
1.75%, 10/23/29	184	169,079
1.88%, 10/27/26	189	181,168
2.13%, 03/03/25	5	4,921
2.50%, 11/22/27	105	102,681
3.00%, 09/27/23	365	367,792
International Finance Corp.
0.75%, 10/08/26	10	9,131
0.75%, 08/27/30	35	29,381
1.38%, 10/16/24	150	145,455
2.13%, 04/07/26	165	160,690
2.88%, 07/31/23	150	150,898
Nordic Investment Bank, 2.25%, 05/21/24	95	94,365
		8,537,003
Sweden — 0.1%
Svensk Exportkredit AB
0.25%, 09/29/23	75	72,869
0.38%, 07/30/24	200	190,114
0.50%, 08/26/25	60	55,573
		318,556
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	20	19,472
4.38%, 01/23/31 (Call 10/23/30)	10	10,438
Security	Par (000)	Value

Uruguay (continued)
4.50%, 08/14/24	$5	$5,094
4.98%, 04/20/55	70	73,445
5.10%, 06/18/50	140	149,598
		258,047
Total Foreign Government Obligations — 4.4%
(Cost: $21,201,904)		19,465,296

Municipal Debt Obligations

California — 0.3%
Bay Area Toll Authority RB BAB
Series S1, 6.92%, 04/01/40	75	91,959
Series S-3, 6.91%, 10/01/50	90	122,240
California State University RB
Class B, 2.72%, 11/01/52	75	56,331
Class B, 2.98%, 11/01/51 (Call 05/01/51)	25	20,341
City of San Francisco CA Public Utilities Commission Water Revenue RB BAB, 6.95%, 11/01/50	25	33,542
Los Angeles Community College District/CA GO BAB, 6.75%, 08/01/49	25	34,159
Los Angeles Department of Water & Power System Revenue RB BAB, Series A, 5.72%, 07/01/39	20	23,206
Los Angeles Unified School District/CA GO BAB, 5.75%, 07/01/34	125	140,433
Regents of the University of California Medical Center Pooled Revenue RB, 4.56%, 05/15/53	45	44,114
State of California GO
2.50%, 10/01/29	50	45,679
3.38%, 04/01/25	25	25,136
4.50%, 04/01/33 (Call 04/01/28)	25	25,710
State of California GO BAB
7.55%, 04/01/39	150	206,861
7.60%, 11/01/40	200	280,532
University of California RB
Series AD, 4.86%, 05/15/2112	125	119,860
Series AJ, 4.60%, 05/15/31	50	51,698
Series BD, 3.30%, 07/01/29	35	33,653
Series BG, 3.07%, 05/15/51 (Call 05/15/31)	10	7,598
		1,363,052
Florida — 0.0%
State Board of Administration Finance Corp. RB, 1.71%, 07/01/27	100	90,542

Georgia — 0.0%
Municipal Electric Authority of Georgia RB BAB, Project M, Series 2010-A, 6.66%, 04/01/57	20	24,034

Illinois — 0.1%
Chicago O’Hare International Airport RB, Series C, 4.47%, 01/01/49(a)	50	49,452
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue RB, Series A, 6.90%, 12/01/40	25	30,203
State of Illinois GO, 5.10%, 06/01/33	275	280,205
State of Illinois GO BAB, Series 5, 7.35%, 07/01/35	50	55,250
		415,110
Kentucky — 0.0%
Louisville & Jefferson County Metropolitan Sewer District RB BAB, 6.25%, 05/15/43	65	78,603

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Massachusetts — 0.0%
Commonwealth of Massachusetts GOL, 2.81%, 09/01/43	$50	$39,636
Commonwealth of Massachusetts GOL BAB, Series E, 5.46%, 12/01/39	25	28,214
Massachusetts School Building Authority RB, 2.95%, 05/15/43 (Call 05/15/30)	100	79,435
		147,285
Michigan — 0.0%
Michigan Finance Authority RB, 3.38%, 12/01/40	25	21,482
University of Michigan RB, Series B, 2.44%, 04/01/40 (Call 10/01/39)	50	40,211
		61,693
New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority RB, 4.13%, 06/15/42	50	44,843
New Jersey Transportation Trust Fund Authority RB BAB
Series B, 6.56%, 12/15/40	50	58,512
Series C, 5.75%, 12/15/28	50	52,679
		156,034
New York — 0.2%
Metropolitan Transportation Authority RB BAB, Series 2010-A, 6.67%, 11/15/39	45	53,979
New York City Municipal Water Finance Authority RB, 6.01%, 06/15/42	150	183,164
New York State Dormitory Authority RB BAB, Series F, 5.63%, 03/15/39	15	16,463
New York State Thruway Authority RB, Class M, 2.90%, 01/01/35	200	176,372
New York State Urban Development Corp. RB BAB, 5.77%, 03/15/39	85	91,987
Port Authority of New York & New Jersey RB 3.29%, 08/01/69	50	36,983
Series 168, 4.93%, 10/01/51	165	174,634
Series 182, 5.31%, 08/01/46 (Call 08/01/24)	50	51,126
		784,708
Ohio — 0.1%
American Municipal Power Inc. RB BAB, Series B, 8.08%, 02/15/50	50	73,210
JobsOhio Beverage System RB, Series B, 4.53%, 01/01/35	25	26,169
Ohio State University (The) RB BAB, Series C, 4.91%, 06/01/40	125	134,355
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series B-2, 4.88%, 12/01/34	25	26,345
		260,079
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	50	54,237

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series 2016B, 4.05%, 07/01/26 (Call 04/01/26)	75	76,217

Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue RB BAB, 5.81%, 02/01/41	40	46,320
Dallas Area Rapid Transit RB BAB
5.02%, 12/01/48(a)	25	27,179
Series B, 6.00%, 12/01/44	120	141,791
Grand Parkway Transportation Corp. RB, 3.24%, 10/01/52 (Call 04/01/30)	50	39,351
Security	Par (000)	Value

Texas (continued)
North Texas Tollway Authority RB BAB, Series B, 6.72%, 01/01/49	$25	$32,316
State of Texas GO BAB, 5.52%, 04/01/39	65	73,969
Texas Transportation Commission State Highway Fund RB, 4.00%, 10/01/33	50	51,228
University of Texas System (The) RB, Series B, 2.44%, 08/15/49 (Call 02/15/49)	110	77,907
		490,061
Virginia — 0.0%
University of Virginia RB
2.58%, 11/01/51 (Call 05/01/51)	100	75,491
Series C, 4.18%, 09/01/2117 (Call 03/01/2117)	25	20,709
		96,200
Washington — 0.0%
State of Washington GO BAB, Series F, 5.14%, 08/01/40	45	49,221
Wisconsin — 0.0%
State of Wisconsin RB, 3.95%, 05/01/36 (Call 05/01/27)	25	24,174
Total Municipal Debt Obligations — 0.9%
(Cost: $4,891,917)		4,171,250

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 1.8%
Federal Farm Credit Banks Funding Corp.
0.25%, 02/26/24	10	9,620
1.85%, 07/26/24	10	9,809
Federal Home Loan Banks
0.38%, 09/04/25	10	9,249
0.50%, 04/14/25	10	9,382
1.50%, 08/15/24	30	29,303
2.13%, 06/09/23	20	19,986
2.50%, 12/09/22	20	20,073
2.50%, 02/13/24	40	40,012
3.13%, 09/12/25	10	10,082
3.25%, 06/09/28	90	91,181
3.25%, 11/16/28	1,290	1,309,144
3.38%, 09/08/23	25	25,330
5.50%, 07/15/36	35	42,815
Federal Home Loan Mortgage Corp.
0.25%, 06/26/23	70	68,563
0.25%, 09/08/23	800	779,624
0.32%, 11/02/23 (Call 11/02/22)	15	14,540
6.25%, 07/15/32	225	283,617
Federal National Mortgage Association
0.25%, 07/10/23	300	293,544
0.25%, 11/27/23	260	251,945
0.63%, 04/22/25	500	470,305
0.88%, 08/05/30	500	418,090
1.63%, 01/07/25	985	957,893
1.75%, 07/02/24	250	245,925
1.88%, 09/24/26	475	455,710
2.38%, 01/19/23	100	100,326
2.63%, 09/06/24	330	330,201
5.63%, 07/15/37	286	353,493
6.25%, 05/15/29	50	59,948
6.63%, 11/15/30	100	125,148
7.25%, 05/15/30	35	45,023

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
Tennessee Valley Authority
3.50%, 12/15/42	$72	$66,735
5.25%, 09/15/39	220	256,874
5.50%, 06/15/38	10	12,016
5.88%, 04/01/36	50	61,564
6.15%, 01/15/38	285	359,958
7.13%, 05/01/30	190	240,931
Series A, 2.88%, 02/01/27	100	99,755
		7,977,714
U.S. Government Obligations — 56.0%
U.S. Treasury Bonds, 2.88%, 05/15/52	800	769,875
U.S. Treasury Note/Bond
0.13%, 05/31/23	9,000	8,821,406
0.13%, 06/30/23	2,580	2,523,663
0.13%, 07/31/23	2,500	2,440,430
0.13%, 08/15/23	1,000	975,117
0.13%, 01/15/24	1,400	1,349,633
0.25%, 06/15/23	300	294,094
0.25%, 11/15/23	100	97,039
0.25%, 03/15/24	2,700	2,596,113
0.25%, 05/15/24	6,700	6,410,539
0.25%, 06/15/24	7,700	7,348,687
0.25%, 05/31/25	500	464,336
0.25%, 06/30/25	700	648,484
0.25%, 07/31/25	250	231,035
0.25%, 08/31/25	30	27,562
0.25%, 10/31/25	1,300	1,193,461
0.38%, 10/31/23(a)	1,000	973,125
0.38%, 04/15/24	7,000	6,728,477
0.38%, 07/15/24	200	190,984
0.38%, 08/15/24	6,000	5,716,406
0.38%, 09/15/24	2,500	2,375,781
0.38%, 04/30/25	600	560,531
0.38%, 11/30/25	1,100	1,011,742
0.38%, 12/31/25	1,150	1,055,664
0.38%, 01/31/26	1,200	1,098,750
0.38%, 07/31/27	750	661,641
0.38%, 09/30/27	700	614,414
0.50%, 03/31/25	700	657,781
0.50%, 02/28/26	1,350	1,239,363
0.50%, 06/30/27	450	400,113
0.50%, 10/31/27	500	440,781
0.63%, 07/31/26	7,200	6,579,563
0.63%, 03/31/27	100	90,063
0.63%, 12/31/27	1,210	1,069,999
0.63%, 05/15/30	4,650	3,918,352
0.63%, 08/15/30	775	649,184
0.75%, 11/15/24	800	763,813
0.75%, 03/31/26	1,000	925,469
0.75%, 04/30/26	800	739,125
0.75%, 05/31/26	5,700	5,254,242
0.75%, 08/31/26	3,800	3,485,312
0.75%, 01/31/28	1,450	1,288,914
0.88%, 01/31/24	2,680	2,612,162
0.88%, 06/30/26	9,100	8,420,344
0.88%, 09/30/26	3,000	2,761,172
1.00%, 12/15/24	900	863,297
1.00%, 07/31/28	7,700	6,879,469
1.13%, 01/15/25	7,000	6,724,922
1.13%, 10/31/26	2,500	2,323,437

Security	Par (000)	Value

U.S. Government Obligations (continued)
1.13%, 02/28/27	$900	$831,938
1.13%, 08/31/28	4,300	3,867,312
1.13%, 02/15/31	1,500	1,302,422
1.13%, 05/15/40	3,100	2,198,578
1.13%, 08/15/40	1,410	993,389
1.25%, 11/30/26	1,600	1,493,875
1.25%, 12/31/26	2,000	1,864,219
1.25%, 03/31/28	700	638,695
1.25%, 04/30/28	200	182,250
1.25%, 05/31/28	1,950	1,774,500
1.25%, 06/30/28	8,280	7,525,097
1.25%, 09/30/28	1,600	1,448,500
1.25%, 08/15/31	6,200	5,398,844
1.25%, 05/15/50	1,390	896,984
1.38%, 08/31/23	150	148,359
1.38%, 10/31/28	2,600	2,369,453
1.38%, 11/15/31	2,300	2,018,250
1.38%, 11/15/40	4,880	3,587,562
1.38%, 08/15/50	1,350	901,547
1.50%, 09/30/24	600	584,813
1.50%, 10/31/24	300	292,008
1.50%, 11/30/24	1,000	971,641
1.50%, 02/15/25	8,050	7,795,922
1.50%, 08/15/26	2,530	2,396,582
1.50%, 01/31/27	1,100	1,036,063
1.50%, 11/30/28	2,100	1,927,078
1.63%, 02/15/26	2,500	2,395,703
1.63%, 05/15/26	2,000	1,911,562
1.63%, 09/30/26	500	475,586
1.63%, 10/31/26	300	284,977
1.63%, 11/30/26	1,400	1,329,234
1.63%, 05/15/31	3,870	3,496,303
1.63%, 11/15/50	2,760	1,971,675
1.75%, 06/30/24	400	393,500
1.75%, 12/31/24	400	390,688
1.75%, 03/15/25	3,200	3,117,250
1.75%, 01/31/29	1,300	1,211,438
1.75%, 08/15/41	2,980	2,316,484
1.88%, 08/31/24	1,000	983,984
1.88%, 02/28/27	1,300	1,245,461
1.88%, 02/28/29	1,200	1,127,625
1.88%, 02/15/32	3,500	3,209,062
1.88%, 02/15/41	950	761,188
1.88%, 02/15/51	1,500	1,141,172
1.88%, 11/15/51	1,530	1,166,625
2.00%, 04/30/24	2,100	2,080,066
2.00%, 02/15/25	1,175	1,153,611
2.00%, 11/15/26	1,450	1,398,230
2.00%, 11/15/41	500	406,328
2.00%, 02/15/50	1,180	927,038
2.00%, 08/15/51	2,700	2,117,391
2.13%, 09/30/24	500	494,414
2.13%, 05/15/25	550	540,633
2.25%, 12/31/23	500	498,926
2.25%, 11/15/24	800	792,000
2.25%, 11/15/25	350	343,820
2.25%, 02/15/27	100	97,359
2.25%, 08/15/27	450	436,570
2.25%, 05/15/41	3,900	3,317,437
2.25%, 08/15/46	1,165	956,756

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations (continued)
2.25%, 02/15/52	$1,500	$1,255,313
2.38%, 08/15/24	550	547,250
2.38%, 05/15/27	200	195,609
2.38%, 03/31/29	2,100	2,033,391
2.38%, 02/15/42	1,750	1,516,758
2.38%, 05/15/51	2,770	2,378,305
2.50%, 08/15/23	200	200,641
2.50%, 03/31/27	1,100	1,083,758
2.50%, 02/15/45	1,195	1,032,368
2.50%, 02/15/46	1,700	1,468,641
2.50%, 05/15/46	1,210	1,044,759
2.63%, 04/15/25	1,500	1,496,133
2.63%, 05/31/27	1,700	1,684,859
2.75%, 05/31/23	550	553,330
2.75%, 11/15/23	500	502,969
2.75%, 05/15/25	1,600	1,601,500
2.75%, 08/31/25	200	199,906
2.75%, 05/31/29	1,002	993,775
2.75%, 08/15/42	250	228,555
2.75%, 11/15/42	100	91,281
2.75%, 08/15/47	500	454,844
2.75%, 11/15/47	720	655,875
2.88%, 11/30/23	250	251,943
2.88%, 05/31/25	500	502,070
2.88%, 08/15/28	500	499,258
2.88%, 05/15/32	800	801,375
2.88%, 08/15/45	500	462,344
2.88%, 11/15/46	350	324,570
2.88%, 05/15/49	2,000	1,893,750
3.00%, 11/15/44	1,500	1,416,094
3.00%, 05/15/45	1,500	1,416,562
3.00%, 11/15/45	1,000	946,094
3.00%, 02/15/47	900	855,000
3.00%, 05/15/47	250	237,539
3.00%, 02/15/48	300	287,438
3.00%, 08/15/48	900	864,563
3.00%, 02/15/49	150	145,148
3.13%, 11/15/28	800	810,313
3.13%, 08/15/44	1,000	964,688
3.13%, 05/15/48	100	98,328
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
3.25%, 05/15/42	$500	$498,594
3.38%, 11/15/48	320	330,500
4.38%, 02/15/38	300	352,969
4.75%, 02/15/37	400	488,438
5.00%, 05/15/37	480	600,675
6.50%, 11/15/26	300	345,234
6.88%, 08/15/25	300	337,383
		251,152,533
Total U.S. Government & Agency Obligations — 57.8%
(Cost: $282,497,601)		259,130,247

Short-Term Securities

Money Market Funds — 2.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(g)(h)(i)	10,175	10,175,396

Total Short-Term Securities — 2.3%
(Cost: $10,175,396)		10,175,396

Total Investments in Securities — 100.5%
(Cost: $498,640,245)		450,430,883

Liabilities in Excess of Other Assets — (0.5)%		(2,093,726)

Net Assets — 100.0%		$448,337,157

(a)	All or a portion of this security is on loan.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period end.

(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$5,994,069	$4,181,327	(a)	$—	$—	$—	$10,175,396	10,175	$4,808	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Government/Credit Bond ETF
May 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$157,488,694	$—	$157,488,694
Foreign Government Obligations	—	19,465,296	—	19,465,296
Municipal Debt Obligations	—	4,171,250	—	4,171,250
U.S. Government & Agency Obligations	—	259,130,247	—	259,130,247
Money Market Funds	10,175,396	—	—	10,175,396
	$10,175,396	$440,255,487	$—	$450,430,883

Portfolio Abbreviations - Fixed Income

BAB	Build America Bond	RB	Revenue Bond
GO	General Obligation	SOFR	Secured Overnight Financing Rate
GOL	General Obligation Limited
LIBOR	London Interbank Offered Rate